    As filed with the Securities and Exchange Commission on November 24, 1999


                                               1933 Act Registration No. 2-94983
                                              1940 Act Registration No. 811-4180

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-lA


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|

                   Pre-Effective Amendment No.____________ |_|

                   Post-Effective Amendment No. 41         |X|


       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                              Amendment No. 39 |X|

                        (Check appropriate box or boxes.)

                            PAINEWEBBER OLYMPUS FUND
               (Exact Name of Registrant as Specified in Charter)

                               51 West 52nd Street
                          New York, New York 10019-6114

               (Address of principal executive offices) (zip code)

       Registrant's telephone number, including area code: (212) 713-2000

                            DIANNE E. O'DONNELL, ESQ.
                     Mitchell Hutchins Asset Management Inc.
                           1285 Avenue of the Americas
                            New York, New York 10019
                     (Name and address of agent for service)

                                   Copies to:
                             ROBERT A. WITTIE, ESQ.
                             ELINOR W. GAMMON, ESQ.
                           Kirkpatrick & Lockhart LLP
                  1800 Massachusetts Avenue, N.W.; Second Floor
                           Washington, D C 20036-1800
                            Telephone (202) 778-9000

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.


It is proposed that this filing will become effective:
|_| Immediately upon filing pursuant to Rule 485(b)

|X| On December 1, 1999 to Rule 485(b)

|_| 60 days after filing pursuant to Rule 485(a)(1)
|_| On ______________ pursuant to Rule 485(a)(1)
|_| 75 days after filing pursuant to Rule 485(a)(2)
|_| On ______________ pursuant to Rule 485(a)(2)


Title of Securities Being Registered: Class A, B, C and Y Shares of Beneficial Interest of PaineWebber Growth Fund.

PaineWebber Growth Fund

PaineWebber Growth and Income Fund

PaineWebber Mid Cap Fund

PaineWebber Small Cap Fund

                   ------------------------------------------
                                   PROSPECTUS

                                DECEMBER 1, 1999
                   ------------------------------------------

This prospectus offers shares in four of PaineWebber's stock funds. Each fund offers four classes of shares, Classes A, B, C and Y. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you based on how much you plan to invest and how long you plan to hold your fund shares. Class Y shares are available only to certain types of investors.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

--------------------------------------------------------------------------------
                         ------------------------------
PaineWebber Growth Fund                       PaineWebber Growth and Income Fund
PaineWebber Mid Cap Fund                              PaineWebber Small Cap Fund

                                    Contents
                                    THE FUNDS

----------------------------------------------------------------------------------------------------------------
What every investor                           3                      PaineWebber Growth Fund
should know about                             6                      PaineWebber Growth and Income Fund
the funds                                     9                      PaineWebber Mid Cap Fund
                                             12                      PaineWebber Small Cap Fund
                                             15                      More About Risks and Investment Strategies
                                                   YOUR INVESTMENT

----------------------------------------------------------------------------------------------------------------
Information for                              17                      Managing Your Fund Account
managing your fund                                                   -- Flexible Pricing
account                                                              -- Buying Shares
                                                                     -- Selling Shares
                                                                     -- Exchanging Shares
                                                                     -- Pricing and Valuation
                                             ADDITIONAL INFORMATION

----------------------------------------------------------------------------------------------------------------

Additional important                         23                      Management
information about                            25                      Dividends and Taxes
the funds                                    27                      Financial Highlights

----------------------------------------------------------------------------------------------------------------
Where to learn more                                                  Back Cover
about PaineWebber
mutual funds

                         The funds are not complete or
                         balanced investment programs.

                                ---------------
--------------------------------------------------------------------------------
                               Prospectus Page 2

--------------------------------------------------------------------------------
                         ------------------------------
                             PaineWebber Growth Fund

                             PaineWebber Growth Fund
                     INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

FUND OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


The fund invests primarily in common stocks that Mitchell Hutchins Asset Management Inc., its investment adviser, believes have substantial potential for capital growth.



The fund generally invests in larger capitalization companies but has the flexibility to invest in companies having any market capitalization. Some of the fund's investments may be in U.S. dollar denominated securities of foreign issuers. The fund also may invest in bonds and, while it generally does not do so, it may use options, futures contracts and other derivatives as part of its investment strategy or to help manage portfolio risks.



In buying and selling stocks for the fund, Mitchell Hutchins uses its own Multi-Factor Growth Model to identify companies that appear to have potential for above-average growth in earnings, cash flow and/or book value. The model ranks companies based on 'growth' factors such as earnings momentum, stock price movement, economic sensitivity and industry performance forecasts. Mitchell Hutchins then applies fundamental analysis to select specific stocks from among those identified by the model. When investing in smaller companies, Mitchell Hutchins also considers the trading volume of the company's stock.




PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund.

Common stocks, which are the fund's main type of investment, generally fluctuate in value more than other investments. The fund could lose all of its investment in a company's stock. The value of the fund's foreign investments may fall due to adverse political, social and economic developments abroad.

More information about these and other risks of an investment in the fund is provided below in 'More About Risks and Investment Strategies.' In particular, see the following headings:

 Equity Risk

 Foreign Securities Risk


 Derivatives Risk


Information on the fund's investment strategies and recent holdings can be found in its current annual/semi-annual reports (see back cover for information on ordering those reports).

                                ---------------
--------------------------------------------------------------------------------
                               Prospectus Page 3

--------------------------------------------------------------------------------
                         ------------------------------
                            PaineWebber Growth Fund

                                  PERFORMANCE
--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The chart shows Class A shares because they have the longest performance history of any class of fund shares. The chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.

The table that follows the chart shows the average annual returns over several time periods for each class of the fund's shares. That table does reflect fund sales charges. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future.


TOTAL RETURN ON CLASS A SHARES


                              [GRAPH]
              Calendar
               Years                         Percentages
              --------                       -----------
              1989                           34.27%
              1990                           -7.72%
              1991                           47.61%
              1992                            4.15%
              1993                           19.17%
              1994                          -10.90%
              1995                           33.02%
              1996                           14.11%
              1997                           17.01%
              1998                           31.95%



Total return January 1 to September 30, 1999  -- 5.07%



Best quarter during years shown: 4th quarter, 1998  -- 29.99%



Worst quarter during years shown: 3rd quarter, 1990  -- (19.03)%


AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1998


                                                     CLASS A    CLASS B*  CLASS C    CLASS Y   S&P 500
CLASS                                               (3/18/85)   (7/1/91)  (7/2/92)  (8/26/91)   INDEX
(INCEPTION DATE)                                    ---------   --------  --------  ---------   -----
One Year..........................................    26.01%     25.76%    29.84%    32.28%    28.60%
Five Years........................................    14.80%     14.71%    14.95%    16.19%    24.05%
Ten Years.........................................    16.30%      N/A       N/A       N/A      19.19%
Life of Class.....................................    15.44%     15.91%    16.33%    15.92%      **


------------
*   Assumes conversion of Class B shares to Class A after six years.


** Average annual total returns for the S&P 500 Index for the life of each class were as follows:
   Class A 18.37%; Class B 20.19%; Class C 21.27%; Class Y 19.57%.


                                ---------------
--------------------------------------------------------------------------------
                               Prospectus Page 4

--------------------------------------------------------------------------------
                         ------------------------------
                            PaineWebber Growth Fund

                            EXPENSES AND FEE TABLES
--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)


                                                              CLASS A   CLASS B    CLASS C    CLASS Y
                                                              -------   -------    -------    -------
Maximum Sales Charge (Load) Imposed on Purchases (as a % of
  offering price)...........................................    4.5%      None       None      None
Maximum Contingent Deferred Sales Charge (Load) (CDSC) (as a
  % of offering price)......................................   None          5%         1%     None
Exchange Fee................................................   None       None       None      None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
                                                              CLASS A   CLASS B    CLASS C    CLASS Y
                                                              -------   -------    -------    -------
Management Fees.                                               0.75%      0.75%      0.75%     0.75%
Distribution and/or Service (12b-1) Fees....................   0.25       1.00       1.00      0.00
Other Expenses..............................................   0.16       0.21       0.19      0.11
                                                               ----       ----       ----      ----
Total Annual Fund Operating Expenses........................   1.16%      1.96%      1.94%     0.86%
                                                               ----       ----       ----      ----
                                                               ----       ----       ----      ----




EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                          ------   -------   -------   --------
Class A.................................................   $563     $802     $1,060     $1,796
Class B (assuming sale of all shares at end of
  period)...............................................    699      915      1,257      1,888
Class B (assuming no sale of shares)....................    199      615      1,057      1,888
Class C (assuming sale of all shares at end of
  period)...............................................    297      609      1,047      2,264
Class C (assuming no sale of shares)....................    197      609      1,047      2,264
Class Y.................................................     88      274        477      1,061


                                ---------------
--------------------------------------------------------------------------------
                               Prospectus Page 5

--------------------------------------------------------------------------------
                         ------------------------------
                       PaineWebber Growth and Income Fund

                       PaineWebber Growth and Income Fund
                    INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

FUND OBJECTIVE

Current income and capital growth.

PRINCIPAL INVESTMENT STRATEGIES


The fund invests in a combination of securities to obtain both growth and income. To obtain growth, the fund invests in stocks that Mitchell Hutchins Asset Management Inc., its investment adviser, believes have substantial potential for capital growth. To obtain current income, the fund invests in dividend paying stocks and, to a lesser extent, convertible bonds and money market instruments.



The fund generally invests in large capitalization companies. Some of the fund's investments may be in U.S. dollar denominated securities of foreign issuers. The fund may, but generally does not, use options, futures contracts and other derivatives as part of its investment strategy or to help manage portfolio risks.



In buying and selling stocks for the fund, Mitchell Hutchins uses its own Factor Valuation Model to identify stocks with growth potential that appear to be undervalued. The model ranks companies based on 'value' factors such as dividends, cash flows, earnings and book values, as well as on 'growth' factors, such as earnings and price momentum and industry performance forecasts. Mitchell Hutchins then applies fundamental analysis to select specific stocks from among those identified by the model.


PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund.

Common stocks, which are the fund's main type of investment, generally fluctuate in value more than other investments. The fund could lose all of its investment in a company's stock. The value of the fund's foreign investments may fall due to adverse political, social and economic developments abroad.

More information about these and other risks of an investment in the fund is provided below in 'More About Risks and Investment Strategies.' In particular, see the following headings:

 Equity Risk

 Foreign Securities Risk


 Derivatives Risk


Information on the fund's investment strategies and recent holdings can be found in its current annual/semi-annual reports (see back cover for information on ordering those reports).

                                ---------------
--------------------------------------------------------------------------------
                               Prospectus Page 6

--------------------------------------------------------------------------------
                         ------------------------------
                       PaineWebber Growth and Income Fund

                                 PERFORMANCE
--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The chart shows Class A shares because they have the longest performance history of any class of fund shares. The chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.

The table that follows the chart shows the average annual returns over several time periods for each class of the fund's shares. That table does reflect fund sales charges. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future.


TOTAL RETURN ON CLASS A SHARES



                              [GRAPH]
              Calendar
               Years                         Percentages
              --------                       -----------
              1989                           24.59%
              1990                           -1.01%
              1991                           35.34%
              1992                            3.90%
              1993                           -2.59%
              1994                           -5.87%
              1995                           33.21%
              1996                           23.46%
              1997                           31.86%
              1998                           17.97%






Total return January 1 to September 30, 1999  --  (3.54)%
Best quarter during years shown: 4th quarter, 1998  --  20.96%
Worst quarter during years shown: 3rd quarter, 1998  --  (13.95)%


AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1998


                                                     CLASS A     CLASS B*   CLASS C     CLASS Y    S&P 500
CLASS                                               (12/20/83)   (7/1/91)   (7/2/92)   (2/12/92)    INDEX
(INCEPTION DATE)                                    ----------   --------   --------   ---------    -----
One Year..........................................    12.67%      12.02%     16.06%     18.28%     28.60%
Five Years........................................    18.13%      18.07%     18.29%     19.55%     24.05%
Ten Years.........................................    14.54%       N/A        N/A        N/A       19.19%
Life of Class.....................................    13.75%      14.43%     14.80%     14.28%         **


------------

 * Assumes conversion of Class B shares to Class A after six years.


** Average annual total returns for the S&P 500 Index for the life of each class were as follows:
   Class A -- 17.88%; Class B -- 20.19%; Class C -- 21.27%; Class Y -- 20.07%.


                                ---------------
--------------------------------------------------------------------------------
                               Prospectus Page 7

--------------------------------------------------------------------------------
                         ------------------------------
                       PaineWebber Growth and Income Fund

                            EXPENSES AND FEE TABLES
--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)


                                                              CLASS A   CLASS B    CLASS C    CLASS Y
                                                              -------   -------    -------    -------
Maximum Sales Charge (Load) Imposed on Purchases (as a % of
  offering price)...........................................    4.5%      None       None      None
Maximum Contingent Deferred Sales Charge (Load) (CDSC) (as a
  % of offering price)......................................   None          5%         1%     None
Exchange Fee................................................   None       None       None      None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
 from fund assets)

                                                              CLASS A   CLASS B    CLASS C    CLASS Y
                                                              -------   -------    -------    -------
Management Fees.                                              0.70%     0.70%      0.70%     0.70%
Distribution and/or Service (12b-1) Fees....................  0.25      1.00       1.00      0.00
Other Expenses..............................................  0.13      0.16       0.15      0.09
                                                              ----      ----       ----      ----
Total Annual Fund Operating Expenses........................  1.08%     1.86%      1.85%     0.79%
                                                              ----      ----       ----      ----
                                                              ----      ----       ----      ----


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                        ------   -------   -------   --------
Class A...............................................  $  555   $  778    $1,019     $1,708
Class B (assuming sale of all shares at end of
  period).............................................     689      885     1,206      1,789
Class B (assuming no sale of shares)..................     189      585     1,006      1,789
Class C (assuming sale of all shares at end of
  period).............................................     288      582     1,001      2,169
Class C (assuming no sale of shares)..................     188      582     1,001      2,169
Class Y...............................................      81      252       439        978


                                ---------------
--------------------------------------------------------------------------------
                               Prospectus Page 8

--------------------------------------------------------------------------------
                         ------------------------------
                            PaineWebber Mid Cap Fund

                            PaineWebber Mid Cap Fund
                  INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

FUND OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


The fund invests primarily in common stocks of medium capitalization ('mid cap') companies that Mitchell Hutchins Asset Management Inc., its investment adviser, believes have substantial potential for capital growth. The fund considers companies with market capitalizations of between $750 million and $8 billion to be mid cap.



The fund also invests, to a lesser extent, in stocks of larger and smaller companies and in bonds and money market instruments. Some of the fund's investments may be in U.S. dollar denominated securities of foreign issuers. The fund may, but generally does not, use options, futures contracts and other derivatives as part of its investment strategy or to help manage portfolio risks.



In buying and selling stocks for the fund, Mitchell Hutchins uses its own Factor Valuation Model to identify stocks with growth potential that appear to be undervalued. The model ranks companies based on 'value' factors such as dividends, cash flows, earnings and book values, as well as on 'growth' factors, such as earnings and price momentum and industry performance forecasts. Mitchell Hutchins then applies fundamental analysis to select specific stocks from among those mid cap companies identified by the model.


PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund.

Common stocks, which are the fund's main type of investment, generally fluctuate in value more than other investments. This risk is greater for the common stocks of mid cap companies because they generally are more vulnerable than larger companies to adverse business or economic developments, and they may have more limited resources. The fund could lose all of its investment in a company's stock. The value of the fund's foreign investments may fall due to adverse political, social and economic developments abroad.

More information about these and other risks of an investment in the fund is provided below in 'More About Risks and Investment Strategies.' In particular, see the following headings:

 Equity Risk

 Limited Capitalization Risk

 Foreign Securities Risk


 Derivatives Risk


Information on the fund's investment strategies and recent holdings can be found in its current annual/semi-annual reports (see back cover for information on ordering those reports).

                                ---------------
--------------------------------------------------------------------------------
                               Prospectus Page 9

--------------------------------------------------------------------------------
                         ------------------------------
                            PaineWebber Mid Cap Fund

                                  PERFORMANCE
--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The chart shows Class A shares because they have as long a performance history as any class of fund shares. The chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.


The table that follows the chart shows the average annual returns over several time periods for each class of the fund's shares. That table does reflect fund sales charges. The table compares fund returns to returns on a broad-based market index of mid-cap companies that is unmanaged and that, therefore, does not include any sales charges or expenses.


The fund's past performance does not necessarily indicate how the fund will perform in the future.


TOTAL RETURN ON CLASS A SHARES (1993 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)


                              [GRAPH]
              Calendar
               Years                         Percentages
              --------                       -----------
              1989                            N/A
              1990                            N/A
              1991                            N/A
              1992                            N/A
              1993                           16.10%
              1994                           -1.36%
              1995                           28.79%
              1996                           17.87%
              1997                           15.14%
              1998                           11.81%




Total return January 1 to September 30, 1999  -- 4.55%



Best quarter during years shown: 4th quarter, 1998  -- 27.43%



Worst quarter during years shown: 3rd quarter, 1998  -- (18.10)%


AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1998



                                                    CLASS A    CLASS B*  CLASS C    CLASS Y   S&P (MidCap) 400
CLASS                                               (4/7/92)   (4/7/92)  (7/2/92)  (3/17/98)       INDEX
(INCEPTION DATE)                                    --------   --------  --------  ---------       -----
One Year.........................................     6.76%      7.06%    10.13%     N/A           18.30%
Five Years.......................................    12.99%     12.95%    13.16%     N/A           18.70%
Life of Class....................................    13.52%     13.44%    15.24%    1.77%           **


------------

 * Assumes conversion of Class B shares to Class A after six years.

** Average annual total returns for the S&P MidCap 400 Index for the life of each class were as follows: Class A -- 17.90%; Class B -- 17.90%;
   Class C -- 19.23%; Class Y -- 7.30%.


                                ---------------
--------------------------------------------------------------------------------
                               Prospectus Page 10

--------------------------------------------------------------------------------
                         ------------------------------
                            PaineWebber Mid Cap Fund

                            EXPENSES AND FEE TABLES
--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)


                                                              CLASS A   CLASS B    CLASS C    CLASS Y
                                                              -------   -------    -------    -------
Maximum Sales Charge (Load) Imposed on Purchases (as a % of
  offering price)...........................................    4.5%      None       None      None
Maximum Contingent Deferred Sales Charge (Load) (CDSC) (as a
  % of offering price)......................................   None          5%         1%     None
Exchange Fee................................................   None       None       None      None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)

                                                              CLASS A   CLASS B    CLASS C    CLASS Y
                                                              -------   -------    -------    -------
Management Fees.                                               1.00%      1.00%      1.00%     1.00%
Distribution and/or Service (12b-1) Fees....................   0.25       1.00       1.00      0.00
Other Expenses..............................................   0.35       0.55       0.43      0.36
                                                               ----       ----       ----      ----
Total Annual Fund Operating Expenses........................   1.60%      2.55%      2.43%     1.36%
                                                               ----       ----       ----      ----
                                                               ----       ----       ----      ----


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                         ------   -------   -------   --------
Class A................................................   $605    $  932    $1,282     $2,265
Class B (assuming sale of all shares at end of
  period)..............................................    758     1,094     1,555      2,439
Class B (assuming no sale of shares)...................    258       794     1,355      2,439
Class C (assuming sale of all shares at end of
  period)..............................................    346       758     1,296      2,766
Class C (assuming no sale of shares)...................    246       758     1,296      2,766
Class Y................................................    138       431       745      1,635


                                ---------------
--------------------------------------------------------------------------------
                               Prospectus Page 11

--------------------------------------------------------------------------------
                         ------------------------------
                           PaineWebber Small Cap Fund

                           PaineWebber Small Cap Fund
                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

FUND OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks of small capitalization ('small cap') companies that Mitchell Hutchins Asset Management Inc., its investment adviser, believes have substantial potential for capital growth. The fund considers companies with market capitalizations of up to $1.5 billion to be small cap.


The fund also invests, to a lesser extent, in stocks of larger companies and in bonds and money market instruments. Some of the fund's investments may be in U.S. dollar denominated securities of foreign issuers. The fund may, but generally does not, use options, futures contracts and other derivatives as part of its investment strategy or to help manage portfolio risks, but generally does not do so.



In buying and selling stocks for the fund, Mitchell Hutchins uses its own Factor Valuation Model to identify stocks with growth potential that appear to be undervalued. The model ranks companies based on 'value' factors such as dividends, cash flows, earnings and book values, as well as on 'growth' factors, such as earnings and price momentum and industry performance forecasts. Mitchell Hutchins then applies fundamental analysis to select specific stocks from among those small cap companies identified by the model.


PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund.

Common stocks, which are the fund's main type of investment, generally fluctuate in value more than other investments. This risk is greater for the common stocks of small cap companies because they generally are more vulnerable than large or mid cap companies to adverse business or economic developments, and they may have more limited resources. The fund could lose all of its investment in a company's stock. The value of the fund's foreign investments may fall due to adverse political, social and economic developments abroad.

More information about these and other risks of an investment in the fund is provided below in 'More About Risks and Investment Strategies.' In particular, see the following headings:

 Equity Risk

 Limited Capitalization Risk

 Foreign Securities Risk


 Derivatives Risk


Information on the fund's investment strategies and recent holdings can be found in its current annual/semi-annual reports (see back cover for information on ordering those reports).

                                ---------------
--------------------------------------------------------------------------------
                               Prospectus Page 12

--------------------------------------------------------------------------------
                         ------------------------------
                           PaineWebber Small Cap Fund

                                   PERFORMANCE
--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The chart shows Class A shares because they have as long a performance history as any class of fund shares. The chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.


The table that follows the chart shows the average annual returns over several time periods for each class of the fund's shares. That table does reflect fund sales charges. The table compares fund returns to returns on two broad based market indices of small cap companies that are unmanaged and, therefore, do not include any sales charges or expenses.


The fund's past performance does not necessarily indicate how the fund will perform in the future.


TOTAL RETURN ON CLASS A SHARES (1994 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)


                              [GRAPH]
              Calendar
               Years                         Percentages
              --------                       -----------
              1989                            N/A
              1990                            N/A
              1991                            N/A
              1992                            N/A
              1993                            N/A
              1994                           -1.20%
              1995                           16.81%
              1996                           17.45%
              1997                           27.38%
              1998                           -6.75%




Total return January 1 to September 30, 1999  -- (11.69)%



Best quarter during years shown: 3rd quarter, 1997  -- 21.53%



Worst quarter during years shown: 3rd quarter, 1998  -- (26.69%)


AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1998



                                                                                                  RUSSELL 2000
                                     CLASS A   CLASS B*  CLASS C    CLASS Y   S&P SmallCap 600     [SMALL CAP]
CLASS                                (2/1/93)  (2/1/93)  (2/1/93)  (7/26/96)      INDEX**            INDEX***
(INCEPTION DATE)                     --------  --------  --------  ---------      -------            --------
One Year...........................  (10.96)%  (11.65)%  (8.32)%   (6.49)%        (1.30)%             (2.60)%
Five Years.........................    8.99%     8.86%    9.14%      N/A          13.20%              11.90%
Life of Class......................    8.90%     8.79%    8.90%     14.16%         **                  ***


------------
 *   Assumes conversion of Class B shares to Class A after six years.


** Average annual total returns for the S&P SmallCap 600 Index for the life of each class were as follows: Class A -- 13.83%; Class B -- 13.83%; Class C -- 13.83%; Class Y -- 0.71%.



*** Average annual total returns for the Russell 2000 [Small Cap] Index for the life of each class were as follows: Class A -- 12.56%; Class B -- 12.56%; Class C -- 12.56%; Class Y -- 1.06%.


                                ---------------
--------------------------------------------------------------------------------
                               Prospectus Page 13

--------------------------------------------------------------------------------
                         ------------------------------
                           Painewebber Small Cap Fund

                             EXPENSES AND FEE TABLES
--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)


                                                              CLASS A   CLASS B    CLASS C    CLASS Y
                                                              -------   -------    -------    -------
Maximum Sales Charge (Load) Imposed on Purchases (as a % of
  offering price)...........................................    4.5%      None       None      None
Maximum Contingent Deferred Sales Charge (Load) (CDSC) (as a
  % of offering price)......................................   None          5%         1%     None
Exchange Fee................................................   None       None       None      None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets)
                                                              CLASS A   CLASS B    CLASS C    CLASS Y
                                                              -------   -------    -------    -------
Management Fees.                                               1.00%      1.00%      1.00%     1.00%
Distribution and/or Service (12b-1) Fees....................   0.25       1.00       1.00      0.00
Other Expenses..............................................   0.34       0.43       0.39      0.31
                                                               ----       ----       ----      ----
Total Annual Fund Operating Expenses........................   1.59%      2.43%      2.39%     1.31%
                                                               ----       ----       ----      ----
                                                               ----       ----       ----      ----


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                         ------   -------   -------   --------
Class A................................................   $604    $  929    $1,277     $2,254
Class B (assuming sale of all shares at end of
  period)..............................................    746     1,058     1,496      2,368
Class B (assuming no sale of shares)...................    246       758     1,296      2,368
Class C (assuming sale of all shares at end of
  period)..............................................    342       745     1,275      2,726
Class C (assuming no sale of shares)...................    242       745     1,275      2,726
Class Y................................................    133       415       718      1,579


                                ---------------
--------------------------------------------------------------------------------
                               Prospectus Page 14

--------------------------------------------------------------------------------
                         ------------------------------
PaineWebber Growth Fund                       PaineWebber Growth and Income Fund
PaineWebber Mid Cap Fund                              PaineWebber Small Cap Fund

                             MORE ABOUT RISKS
                         AND INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

PRINCIPAL RISKS

The main risks of investing in one or more of the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to a particular fund by looking under the 'Investment Objective, Strategies and Risks' heading for that fund.

Other risks of investing in a fund, along with further detail about some of the risks described below, are discussed in the funds' Statement of Additional Information ('SAI'). Information on how you can obtain the SAI is on the back cover of this prospectus.


Derivatives Risk. The value of 'derivatives' -- so-called because their value 'derives' from the value of an underlying asset, reference rate or index -- may rise or fall more rapidly than other investments. For some derivatives, it is possible for a fund to lose more than the amount it invested in the derivative. Options, futures contracts and forward currency contracts are examples of derivatives. If a fund uses derivatives to adjust or 'hedge' the overall risk of its portfolio, it is possible that the hedge will not succeed. This may happen for various reasons, including unexpected changes in the value of the derivatives that are not matched by opposite changes in the value of the rest of the fund's portfolio.


Equity Risk. The prices of common stocks and other equity securities generally fluctuate more than those of other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. A fund may lose a substantial part, or even all, of its investment in a company's stock.

Foreign Securities Risk. Foreign securities involve risks that normally are not associated with securities of U.S. issuers. These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.


Limited Capitalization Risk. Securities of mid and small cap companies generally involve greater risk than securities of larger companies because they may be more vulnerable to adverse business or economic developments. Mid and small cap companies also may have limited product lines, markets or financial resources, and they may be dependent on a relatively small management group. Securities of mid and small cap companies may be less liquid and more volatile than securities of larger companies or the market averages in general. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. In general, all of these risks are greater for small cap companies than for mid cap companies.


ADDITIONAL RISKS


Credit and Interest Rate Risks. Each fund is authorized to invest in bonds and other income-producing securities. These securities are subject to credit risk and interest rate risk.



Credit risk is the risk that the issuer of a bond will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a bond's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even high quality bonds are subject to some credit risk. However, credit risk is higher for lower quality bonds. Bonds that are not investment grade involve high credit risk and are considered speculative. Lower quality bonds may fluctuate in value more than higher quality bonds and, during periods of market volatility, may be more difficult to sell at the time and price a fund desires.



The value of bonds can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments in bonds will fall. Because interest rate risk is the primary risk presented by U.S. government and other very high quality bonds, changes in interest rates may actually have a larger effect on the value of those bonds than on lower quality bonds.


Year 2000 Risk. The funds could be adversely affected by problems relating to the inability of

                                ---------------
--------------------------------------------------------------------------------
                               Prospectus Page 15

--------------------------------------------------------------------------------
                         ------------------------------
PaineWebber Growth Fund                       PaineWebber Growth and Income Fund
PaineWebber Mid Cap Fund                              PaineWebber Small Cap Fund

computer systems used by Mitchell Hutchins and the funds' other service providers to recognize the year 2000. While year 2000-related computer problems could have a negative effect on the funds, Mitchell Hutchins is working to avoid these problems with respect to its own computer systems and to obtain assurances from service providers that they are taking similar steps.

Similarly, the companies in which the funds invest and trading systems used by the funds could be adversely affected by this issue. The ability of a company or trading system to respond successfully to the issue requires both technological sophistication and diligence, and there can be no assurance that any steps taken will be sufficient to avoid an adverse impact on the funds. This risk may be greater with respect to trading systems in foreign countries.

ADDITIONAL INVESTMENT STRATEGIES

Defensive Positions; Cash Reserves. In order to protect itself from adverse market conditions, a fund may take a temporary defensive position that is different from its normal investment strategy. This means that the fund may temporarily invest a larger-than-normal part, or even all, of its assets in cash or money market instruments. Since these investments provide relatively low income, a defensive position may not be consistent with achieving a fund's investment objective. Each of the funds may invest up to 35% of its total assets in cash or money market instruments as a cash reserve for liquidity or, except in the case of Growth Fund, as part of its ordinary investment strategy.

Portfolio Turnover. Each fund may engage in frequent trading (high portfolio turnover) in order to achieve its investment objective.

Frequent trading may increase the portion of a fund's capital gains that are realized for tax purposes in any given year. This may increase the fund's taxable dividends in that year. Frequent trading also may increase the portion of a fund's realized capital gains that are considered 'short-term' for tax purposes. Shareholders will pay higher taxes on dividends that represent short-term gains than they would pay on dividends that represent long-term gains. Frequent trading also may result in higher fund expenses due to transaction costs.

The funds do not restrict the frequency of trading in order to limit expenses or the tax effect that the fund's dividends may have on shareholders.

                                ---------------
--------------------------------------------------------------------------------
                               Prospectus Page 16

--------------------------------------------------------------------------------
                        ------------------------------
PaineWebber Growth Fund                       PaineWebber Growth and Income Fund
PaineWebber Mid Cap Fund                              PaineWebber Small Cap Fund

                         MANAGING YOUR FUND ACCOUNT
--------------------------------------------------------------------------------

FLEXIBLE PRICING

The funds offer four classes of shares -- Class A, Class B, Class C and
Class Y. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you, based on how much you plan to invest and how long you plan to hold your fund investment. Class Y shares are only available to certain types of investors.

Each fund has adopted a plan under rule 12b-1 for its Class A, Class B and Class C shares that allows it to pay service and (for Class B and Class C shares) distribution fees for the sale of its shares and services provided to shareholders. Because the 12b-1 distribution fees for Class B and Class C shares are paid out of a fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than if you paid a front-end sales charge.

CLASS A SHARES

Class A shares have a front-end sales charge that is included in the offering price of the Class A shares. This sales charge is not invested in the fund. Class A shares pay an annual 12b-1 service fee of 0.25% of average net assets, but they pay no 12b-1 distribution fees. The ongoing expenses for Class A shares are lower than for Class B and Class C shares.

The Class A sales charges for each fund are described in the following table.

CLASS A SALES CHARGES

                                              SALES CHARGE AS A PERCENTAGE OF:     DISCOUNT TO SELECTED DEALERS AS
AMOUNT OF INVESTMENT                        OFFERING PRICE   NET AMOUNT INVESTED    PERCENTAGE OF OFFERING PRICE
--------------------                        --------------   -------------------   -------------------------------
Less than $50,000.........................       4.50%               4.71%                      4.25%
$50,000 to $99,999........................       4.00                4.17                       3.75
$100,000 to $249,999......................       3.50                3.63                       3.25
$250,000 to $499,999......................       2.50                2.56                       2.25
$500,000 to $999,999......................       1.75                1.78                       1.50
$1,000,000 and over(1)....................       None                None                       1.00(2)

(1) A contingent deferred sales charge of 1% of the shares' offering price or the net asset value at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. Class A shares representing reinvestment of dividends are not subject to this 1% charge. Withdrawals in the first year after purchase of up to 12% of the value of the fund account under the funds' Systematic Withdrawal Plan are not subject to this charge.

(2) Mitchell Hutchins pays 1% to PaineWebber.

Sales Charge Reductions and Waivers. You may qualify for a lower sales charge if you already own Class A shares of a PaineWebber mutual fund. You can combine the value of Class A shares that you own in other PaineWebber funds and the purchase amount of the Class A shares of the PaineWebber fund that you are buying.

You may also qualify for a lower sales charge if you combine your purchases with those of:

your spouse, parents or children under age 21;

your Individual Retirement Accounts (IRAs);

certain employee benefit plans, including 401(k) plans;

a company that you control;

a trust that you created;

Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts created by you or by a group of investors for your children; or

accounts with the same adviser.

                                ---------------
--------------------------------------------------------------------------------
                               Prospectus Page 17

--------------------------------------------------------------------------------
                         ------------------------------
PaineWebber Growth Fund                       PaineWebber Growth and Income Fund
PaineWebber Mid Cap Fund                              PaineWebber Small Cap Fund

You may qualify for a complete waiver of the sales charge if you:

Are an employee of PaineWebber or its affiliates or the spouse, parent or child under age 21 of a PaineWebber employee;

Buy these shares through a PaineWebber Financial Advisor who was formerly employed as an investment executive with a competing brokerage firm that was registered as a broker-dealer with the SEC; and

   --  you were the Financial Advisor's client at the competing brokerage firm;

   -- within 90 days of buying shares in a fund, you sell shares of one or more mutual funds that were principally underwritten by the competing brokerage firm or its affiliates, and you either paid a sales charge to buy those shares, pay a contingent deferred sales charge when selling them or held those shares until the contingent deferred sales charge was waived; and

   -- you purchase an amount that does not exceed the total amount of money you received from the sale of the other mutual fund;
Acquire these shares through the reinvestment of dividends of a PaineWebber unit investment trust;

Are a 401(k) or 403(b) qualified employee benefit plan with 50 or more eligible employees in the plan or at least $1 million in assets;

Are a participant in the PaineWebber Members Only'sm' Program. For investments made pursuant to this waiver, Mitchell Hutchins may make payments out of its own resources to PaineWebber and to participating membership organizations in a total amount not to exceed 1% of the amount invested; or

Acquire these shares through a PaineWebber InsightOne'sm' Program brokerage account.

Note: See the funds' Statement of Additional Information for some other sales charge waivers. If you think you qualify for any sales charge reductions or waivers, you will need to provide documentation to PaineWebber or the fund. For more information, you should contact your PaineWebber Financial Advisor or correspondent firm or call 1-800-647-1568. If you want information on the funds' Systematic Withdrawal Plan, see the Statement of Additional Information or contact your PaineWebber Financial Advisor or correspondent firm.

CLASS B SHARES

Class B shares have a contingent deferred sales charge. When you purchase Class B shares, we invest 100% of your purchase in fund shares. However, you may have to pay the deferred sales charge when you sell your fund shares, depending on how long you own the shares.

Class B shares pay an annual 12b-1 distribution fee of 0.75% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. If you hold your Class B shares for six years, they will automatically convert to Class A shares, which have lower ongoing expenses.

If you sell Class B shares before the end of six years, you will pay a deferred sales charge. We calculate the deferred sales charge by multiplying the lesser of the net asset value of the Class B shares at the time of purchase or the net asset value at the time of sale by the percentage shown below:

                            PERCENTAGE BY WHICH THE
       IF YOU SELL             SHARES' NET ASSET
      SHARES WITHIN:         VALUE IS MULTIPLIED:
      --------------         --------------------
1st year since purchase...             5%
2nd year since purchase...             4
3rd year since purchase...             3
4th year since purchase...             2
5th year since purchase...             2
6th year since purchase...             1
7th year since purchase...            None

We will not impose the deferred sales charge on Class B shares representing reinvestment of dividends or on withdrawals in any year of up to 12% of the value of your Class B shares under the Systematic Withdrawal Plan.

To minimize your deferred sales charge, we will assume that you are selling:

First, Class B shares representing reinvested dividends, and

Second, Class B shares that you have owned the longest.

Sales Charge Waivers. You may qualify for a waiver of the deferred sales charge on a sale of shares if:

You participate in the Systematic Withdrawal Plan;

                                ---------------
--------------------------------------------------------------------------------
                               Prospectus Page 18

--------------------------------------------------------------------------------
                         ------------------------------
PaineWebber Growth Fund                       PaineWebber Growth and Income Fund
PaineWebber Mid Cap Fund                              PaineWebber Small Cap Fund

You are older than 59 1/2 and are selling shares to take a distribution from certain types of retirement plans;

You receive a tax-free return of an excess IRA contribution;

You receive a tax-qualified retirement plan distribution following retirement;

The shares are sold within one year of your death and you owned the shares either (1) as the sole shareholder or (2) with your spouse as a joint tenant with the right of survivorship; or

You are eligible to invest in certain offshore investment pools offered by PaineWebber, your shares are sold before March 31, 2000, and the proceeds are used to purchase interests in one or more of those pools.

Note: If you think you qualify for any of these sales charge waivers, you will need to provide documentation to PaineWebber or the fund. For more information, you should contact your PaineWebber Financial Advisor or correspondent firm or call 1-800-647-1568. If you want information on the Systematic Withdrawal Plan, see the Statement of Additional Information or contact your PaineWebber Financial Advisor or correspondent firm.

CLASS C SHARES

Class C shares have a level load sales charge in the form of ongoing 12b-1 distribution fees. When you purchase Class C shares, we will invest 100% of your purchase in fund shares.

Class C shares pay an annual 12b-1 distribution fee of 0.75% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. Class C shares do not convert to another class of shares. This means that you will pay the 12b-1 fees for as long as you own your shares.

Class C shares also have a contingent deferred sales charge. You may have to pay the deferred sales charge if you sell your shares within one year of the date you purchased them. We calculate the deferred sales charge on sales of Class C shares by multiplying 1.00% by the lesser of the net asset value of the Class C shares at the time of purchase or the net asset value at the time of sale. We will not impose the deferred sales charge on Class C shares representing reinvestment of dividends or on withdrawals in the first year after purchase, of up to 12% of the value of your Class C shares under the Systematic Withdrawal Plan.


You may be eligible to sell your shares without paying a contingent deferred sales charge if you:



Are a 401(k) or 403(b) qualified employee benefit plan with fewer than 100 employees or less than $1 million in assets; or



Are eligible to invest in certain offshore investment pools offered by PaineWebber, your shares are sold before March 31, 2000, and the proceeds are used to purchase interests in one or more of those pools.


Note: If you want information on the funds' Systematic Withdrawal Plan, see the Statement of Additional Information or contact your PaineWebber Financial Advisor or correspondent firm.

CLASS Y SHARES

Class Y shares have no sales charge. Only specific types of investors can purchase Class Y shares. You may be eligible to purchase Class Y shares if you:

Buy shares through PaineWebber's PACE Multi-Advisor Program;

Buy $10 million or more of PaineWebber fund shares at any one time;

Are a qualified retirement plan with 5,000 or more eligible employees or $50 million in assets; or

Are an investment company advised by PaineWebber or an affiliate of PaineWebber.

The trustee of PaineWebber's 401(k) Plus Plan for its employees is also eligible to purchase Class Y shares.

Class Y shares do not pay ongoing distribution or service fees or sales charges. The ongoing expenses for Class Y shares are the lowest for all the classes.

BUYING SHARES

If you are a PaineWebber client, or a client of a PaineWebber correspondent firm, you can purchase fund shares through your Financial Advisor. Otherwise, you can invest in the funds through the funds' transfer agent, PFPC Inc. You can obtain an application by calling 1-800-647-1568. You must

                                ---------------
--------------------------------------------------------------------------------
                               Prospectus Page 19

--------------------------------------------------------------------------------
                         ------------------------------
PaineWebber Growth Fund                       PaineWebber Growth and Income Fund
PaineWebber Mid Cap Fund                              PaineWebber Small Cap Fund

complete and sign the application and mail it, along with a check, to:

     PFPC Inc.
     Attn.: PaineWebber Mutual Funds
     P.O. Box 8950
     Wilmington, DE 19899.

If you wish to invest in other PaineWebber Funds, you can do so by:

Contacting your Financial Advisor (if you have an account at PaineWebber or at a PaineWebber correspondent firm);

Mailing an application with a check; or

Opening an account by exchanging shares from another PaineWebber fund.

You do not have to complete an application when you make additional investments in the same fund.

The funds and Mitchell Hutchins reserve the right to reject a purchase order or suspend the offering of shares.

MINIMUM INVESTMENTS

To open an account...............  $1,000
To add to an account.............  $  100

Each fund may waive or reduce these amounts for:

Employees of PaineWebber or its affiliates; or

Participants in certain pension plans, retirement accounts, unaffiliated investment programs or the funds' automatic investment plans.

Frequent Trading. The interests of a fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations -- also known as 'market timing'. When large dollar amounts are involved, the fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's fund shares. These factors may hurt the fund's performance and its shareholders. When Mitchell Hutchins believes frequent trading would have a disruptive effect on a fund's ability to manage its investments, Mitchell Hutchins and the fund may reject purchase orders and exchanges into the fund by any person, group or account that Mitchell Hutchins believes to be a market timer. A fund may notify the market timer that a purchase order or an exchange has been rejected after the day the order is placed.

SELLING SHARES

You can sell your fund shares at any time. If you own more than one class of shares, you should specify which class you want to sell. If you do not, the fund will assume that you want to sell shares in the following order: Class A, then Class C, then Class B and last, Class Y.

If you want to sell shares that you purchased recently, the fund may delay payment until it verifies that it has received good payment. If you purchased shares by check, this can take up to 15 days.

If you have an account with PaineWebber or a PaineWebber correspondent firm, you can sell shares by contacting your Financial Advisor.

If you do not have an account at PaineWebber or a correspondent firm, and you bought your shares through the transfer agent, you can sell your shares by writing to the fund's transfer agent. Your letter must include:

Your name and address;

The fund's name;

The fund account number;

The dollar amount or number of shares you want to sell; and

A guarantee of each registered owner's signature. A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The funds will not accept signature guarantees that are not a part of these programs.

                                ---------------
--------------------------------------------------------------------------------
                               Prospectus Page 20

--------------------------------------------------------------------------------
                         ------------------------------
PaineWebber Growth Fund                       PaineWebber Growth and Income Fund
PaineWebber Mid Cap Fund                              PaineWebber Small Cap Fund

Mail the letter to:

     PFPC Inc.
     Attn.: PaineWebber Mutual Funds
     P.O. Box 8950
     Wilmington, DE 19899.

If you sell Class A shares and then repurchase Class A shares of the same fund within 365 days of the sale, you can reinstate your account without paying a sales charge.

It costs each fund money to maintain shareholder accounts. Therefore, the funds reserve the right to repurchase all shares in any account that has a net asset value of less than $500. If a fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. A fund will not repurchase shares in accounts that fall below $500 solely because of a decrease in the fund's net asset value.

EXCHANGING SHARES

You may exchange Class A, Class B or Class C shares of each fund for shares of the same class of most other PaineWebber funds. You may not exchange Class Y shares.

You will not pay either a front-end sales charge or a deferred sales charge when you exchange shares. However, you may have to pay a deferred sales charge if you later sell the shares you acquired in the exchange. Each fund will use the date that you purchased the shares in the first fund to determine whether you must pay a deferred sales charge when you sell the shares in the acquired fund.

Other PaineWebber funds may have different minimum investment amounts. You may not be able to exchange your shares if your exchange is not as large as the minimum investment amount in that other fund.

You may exchange shares of one fund for shares of another fund only after the first purchase has settled and the first fund has received your payment.

PaineWebber Clients. If you bought your shares through PaineWebber or a correspondent firm, you may exchange your shares by placing an order with your PaineWebber Financial Advisor.

Other Investors. If you are not a PaineWebber client, you may exchange your shares by writing to the fund's transfer agent. You must include:

Your name and address;

The name of the fund whose shares you are selling and the name of the fund whose shares you want to buy;

Your account number;

How much you are exchanging (by dollar amount or by number of shares to be sold); and

A guarantee of your signature. (See 'Buying Shares' for information on obtaining a signature guarantee.)

Mail the letter to:

     PFPC Inc.
     Attn.: PaineWebber Mutual Funds
     P.O. Box 8950
     Wilmington, DE 19899.

A fund may modify or terminate the exchange privilege at any time.

PRICING AND VALUATION

The price at which you may buy, sell or exchange fund shares is based on net asset value per share. Each fund calculates net asset value on days that the New York Stock Exchange is open. Each fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the funds do not price their shares, on national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the fund's net asset value per share will be calculated as of the time trading was halted.

Your price for buying, selling or exchanging shares will be based on the net asset value that is next calculated after the fund accepts your order. If you place your order through PaineWebber, your PaineWebber Financial Advisor is responsible for making sure that your order is promptly sent to the fund.

You should keep in mind that a front-end sales charge may be applied to your purchase if you buy Class A shares. A deferred sales charge may be applied when you sell Class B or Class C shares.

Each fund calculates its net asset value based on the current market value for its portfolio securities. The funds normally obtain market values for their securities from independent pricing services that use

                                ---------------
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                               Prospectus Page 21

--------------------------------------------------------------------------------
                         ------------------------------
PaineWebber Growth Fund                       PaineWebber Growth and Income Fund
PaineWebber Mid Cap Fund                              PaineWebber Small Cap Fund

reported last sales prices, current market quotations or valuations from computerized 'matrix' systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at a fair value determined by or under the direction of the fund's board. The funds normally use the amortized cost method to value bonds that will mature in 60 days or less.

Judgment plays a greater role in valuing thinly traded securities, including many lower-rated bonds, because there is less reliable, objective data available.

                                ---------------
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                               Prospectus Page 22

--------------------------------------------------------------------------------
                         ------------------------------
PaineWebber Growth Fund                       PaineWebber Growth and Income Fund
PaineWebber Mid Cap Fund                              PaineWebber Small Cap Fund

                               MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER


Mitchell Hutchins Asset Management Inc. is the investment adviser and administrator of the funds. Mitchell Hutchins is located at 51 West 52nd Street, New York, New York, 10019-6114, and is a wholly owned asset management subsidiary of PaineWebber Incorporated, which is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. On October 31, 1999, Mitchell Hutchins was adviser or sub-adviser of 33 investment companies with 76 separate portfolios and aggregate assets of approximately $48.9 billion.


PORTFOLIO MANAGERS

Growth Fund. Ellen R. Harris has been primarily responsible for the day-to-day management of the fund's portfolio since its inception. Ms. Harris is a managing director of Mitchell Hutchins and has been with Mitchell Hutchins since 1983.

Growth and Income Fund. Mark A. Tincher is primarily responsible for the day-to-day management of the fund. Mr. Tincher has held his management responsibilities for the fund since April 1995. Mr. Tincher is a managing director and chief investment officer of equities of Mitchell Hutchins, responsible for overseeing the management of equity investments. Prior to joining Mitchell Hutchins in April, 1995, Mr. Tincher was a vice president at Chase Manhattan Private Bank, where he directed the U.S. funds management and equity research area and oversaw the management of all Chase U.S. equity funds.

Mr. Tincher was the sole portfolio manager of Vista Growth and Income Fund ('Vista Fund'), with full discretionary authority over the selection of investments, from July, 1991 through March 16, 1995. Vista Fund's investment objectives of long-term capital appreciation and dividend income were substantially similar to Growth and Income Fund's investment objective of current income and capital growth. Mr. Tincher used and relied upon the same valuation model and analytical methods when managing the Vista Fund as he now uses for Growth and Income Fund.

The cumulative total return for Vista Fund for the period it was managed by Mr. Tincher was 46.18%; 39.24% after deducting that Fund's maximum sales charge of 4.75%. As of March 31, 1995, the Vista Fund had $1.6 billion in net assets. The chart below shows calendar year total returns for Vista Fund; the 1991 return represents the period from July 31, 1991, when Mr. Tincher took over day-to-day management of the Vista Fund, through December 31, 1991. Sales charges have not been deducted from total returns. Returns would be lower if sales charges were deducted.

                              [GRAPH]
              Calendar
               Date                          Percentages
              --------                       -----------
              7/31/91-12/31/91                9.69%
              1992                           15.11%
              1993                           12.99%
              1994                           -3.41%



Average annual returns both before and after deducting the maximum sales charges are shown in the table below. Average annual returns are for the one- and three-year periods ended December 31, 1994 and the entire period during which Mr. Tincher managed the Vista Fund (July 31, 1991 through March 16, 1995) and are compared with the performance of the S&P 500 Index for each of those periods.

                                ---------------
--------------------------------------------------------------------------------
                               Prospectus Page 23

--------------------------------------------------------------------------------
                         ------------------------------
PaineWebber Growth Fund                       PaineWebber Growth and Income Fund
PaineWebber Mid Cap Fund                              PaineWebber Small Cap Fund

                                    VISTA     S&P 500
                                   FUND(1)    INDEX(2)
                                   -------    --------
Mr. Tincher's Term as Manager
7/31/91 through 3/16/95
  Before deducting
  maximum sales charges..........   11.04%     10.17%
  After deducting
  maximum sales charges..........    9.56%     10.17%
Three Years Ended 12/31/94
  Before deducting maximum
  sales charges..................    7.90%      6.26%
  After deducting maximum
  sales charges..................    6.16%      6.26%
One Year Ended 12/31/94
  Before deducting maximum
  sales charges..................   (3.41)%     1.31%
  After deducting maximum
  sales charges..................   (8.00)%     1.31%

------------

1. Average annual returns are for Class A shares and reflect, where applicable the deduction of the maximum sales charge of 4.75%, changes in share prices, reinvestment of dividends and are net of fund expenses. For the fiscal years ended October 31, 1991 and October 31, 1992, expenses in the amount of 0.51% and 0.03%, respectively, were waived or reimbursed.

2. The S&P 500 Index is an unmanaged index of common stocks that is considered to be generally representative of the United States stock market. It is adjusted to reflect reinvestment of dividends. No sales charges are applicable.
------------


Historical performance is not indicative of future performance. Vista Fund is a separate fund and its historical performance is not indicative of the past or future performance of Growth and Income Fund. S&P 500 Index and Vista Fund performance information calculated by Lipper Analytical Services Inc.; used with permission.



Mid Cap Fund. Mark A. Tincher, Christopher G. Altschul and Antony J. Scott have been primarily responsible for the day-to-day portfolio management of the Fund since May 1, 1998. Information regarding Mr. Tincher's background may be found under 'Growth and Income Fund.' Mr. Altschul is a first vice president of Mitchell Hutchins and is responsible for its quantitative equity valuation model. Prior to joining Mitchell Hutchins in April, 1995, Mr. Altschul was an equity analyst at Chase Manhattan Bank. Mr. Scott is a first vice president of Mitchell Hutchins and is an equity analyst responsible for the technology, media, entertainment and medical products industries. Prior to joining Mitchell Hutchins in May, 1996, Mr. Scott was a research analyst with Morgan Stanley & Co.


Small Cap Fund. Donald R. Jones has been primarily responsible for the day-to-day management of the fund since April, 1996. Mr. Jones is a senior vice president of Mitchell Hutchins. Prior to joining Mitchell Hutchins in February 1996, he was a vice president in the Asset Management Group of First Fidelity Bancorporation.

ADVISORY FEES

The funds paid advisory fees to Mitchell Hutchins for the most recent fiscal year at the following rate of average daily net assets:


Growth Fund....................  0.75%(1)
Growth and Income Fund.........  0.70%
Mid Cap Fund...................  1.00%(1)
Small Cap Fund.................  1.00%(2)



------------



(1) During the year ended August 31, 1999 Mitchell Hutchins waived a portion of its advisory and administration fees. The percentages exluding the waiver are the same since the fee waiver represents less than 0.005%.



(2) During the year ended July 31, 1999 Mitchell Hutchins waived a portion of its advisory and administration fees. The percentages excluding the waiver would be the same since the fee waived represents less than 0.005%.


OTHER INFORMATION

The funds have received an exemptive order from the SEC that permits their boards to appoint and replace sub-advisers and to amend sub-advisory contracts without obtaining shareholder approval. A fund's shareholders must approve this policy before its board may implement it. As of the date of this prospectus, the funds have not asked their shareholders to do so.

                                ---------------
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                               Prospectus Page 24

--------------------------------------------------------------------------------
                         ------------------------------
PaineWebber Growth Fund                       PaineWebber Growth and Income Fund
PaineWebber Mid Cap Fund                              PaineWebber Small Cap Fund

                         DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS

Growth and Income Fund normally pays semi-annual dividends and distributes any gains annually. The other funds normally declare and pay dividends and distribute any gains annually.

Classes with higher expenses are expected to have lower dividends. For example, Class B shares and Class C are expected to have the lowest dividends of any class of a fund's shares, while Class Y shares are expected to have the highest.

You will receive dividends in additional shares of the same class unless you elect to receive them in cash. Contact your Financial Advisor at PaineWebber or one of its correspondent firms if you prefer to receive dividends in cash.

TAXES

The dividends that you receive from a fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. If you hold fund shares through a tax-exempt account or plan, such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax.

When you sell fund shares, you generally will be subject to federal income tax on any gain you realize. If you exchange any fund's shares for shares of another PaineWebber mutual fund, the transaction will be treated as a sale of the first fund's shares, and any gain will be subject to federal income tax.

Growth and Income Fund expects that its dividends will primarily be taxed as ordinary income. The other funds expect that their dividends will be comprised primarily of capital gain distributions. The distribution of capital gains will be taxed at a lower rate than ordinary income if the fund held the assets that generated the gains for more than 12 months. Your fund will tell you how you should treat its dividends for tax purposes.

                                ---------------
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

--------------------------------------------------------------------------------
                         ------------------------------
PaineWebber Growth Fund                       PaineWebber Growth and Income Fund
PaineWebber Mid Cap Fund                              PaineWebber Small Cap Fund

                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following financial highlights tables are intended to help you understand the funds' financial performance for the past 5 years. Shorter periods are shown for classes of fund shares that have existed for less than 5 years. Certain information reflects financial results for a single fund share. In the tables, 'total investment return' represents the rate that an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends).

This information in the financial highlights has been audited by Ernst & Young LLP, independent auditors (or for Small Cap Fund, PricewaterhouseCoopers LLP, independent accountants), whose reports, along with the funds' financial statements, are included in the funds' Annual Reports to Shareholders. Annual Reports may be obtained without charge by calling 1-800-647-1568.

                                ---------------
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                               Prospectus Page 27

--------------------------------------------------------------------------------
                         ------------------------------
                            PaineWebber Growth Fund

                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



                                                                                    CLASS A
                                                              ----------------------------------------------------
                                                                         FOR THE YEARS ENDED AUGUST 31,
                                                              ----------------------------------------------------
                                                                1999       1998       1997       1996       1995
                                                                ----       ----       ----       ----       ----
Net asset value, beginning of year..........................  $  20.08   $  25.94   $  24.37   $  22.27   $  20.04
                                                              --------   --------   --------   --------   --------
Net investment income (loss)................................     (0.10)     (0.09)     (0.08)'D'    (0.12)     0.01
Net realized and unrealized gains from investments..........      8.88       1.01       3.76'D'     4.06      2.25
                                                              --------   --------   --------   --------   --------
Total increase from investment operations...................      8.78       0.92       3.68       3.94       2.26
                                                              --------   --------   --------   --------   --------
Distributions from net realized gains from investment
  transactions..............................................     (2.01)     (6.78)     (2.11)     (1.84)     (0.03)
                                                              --------   --------   --------   --------   --------
Net asset value, end of year................................  $  26.85   $  20.08   $  25.94   $  24.37   $  22.27
                                                              --------   --------   --------   --------   --------
                                                              --------   --------   --------   --------   --------
Total investment return (1).................................     44.97%      3.37%     15.85%     18.43%     11.28%
                                                              --------   --------   --------   --------   --------
                                                              --------   --------   --------   --------   --------
Ratios/Supplemental data:
Net assets, end of year (000's).............................  $295,906   $202,253   $201,725   $203,882   $183,958
Expenses to average net assets, net of waivers from
  adviser (3)...............................................      1.15%      1.19%      1.27%      1.28%      1.28%(2)
Net investment income (loss) to average net assets, net of
  waivers from adviser (3)..................................     (0.41)%    (0.39)%    (0.32)%    (0.49)%     0.19%(2)
Portfolio turnover..........................................        38%        52%        86%        60%        36%

------------

 'D' Calculated using the average shares outstanding for the year.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include sales charges; results for each class would be lower if sales charges were included.

(2) These ratios include non-recurring acquisition expenses of 0.06%.

(3) During the year ended August 31, 1999 Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver are the same since the fee waiver represents less than 0.005%.

                                ---------------
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                               Prospectus Page 28

--------------------------------------------------------------------------------

                             CLASS B                                                     CLASS C
    ----------------------------------------------------------   -------------------------------------------------------
                  FOR THE YEARS ENDED AUGUST 31,                             FOR THE YEARS ENDED AUGUST 31,
    ----------------------------------------------------------   -------------------------------------------------------
     1999        1998         1997         1996         1995      1999        1998        1997        1996        1995
     ----        ----         ----         ----         ----      ----        ----        ----        ----        ----
    $ 18.44     $ 24.51     $  23.30     $  21.53     $  19.53   $ 18.65     $ 24.71     $ 23.48     $ 21.68     $ 19.67
    -------     -------     --------     --------     --------   -------     -------     -------     -------     -------
      (0.30)      (0.30)       (0.26)'D'    (0.39)       (0.02)    (0.26)      (0.27)      (0.27)'D'   (0.34)      (0.10)
       8.13        1.01         3.58 'D'     4.00         2.05      8.18        0.99        3.61 'D'    3.98        2.14
    -------     -------     --------     --------     --------   -------     -------     -------     -------     -------
       7.83        0.71         3.32         3.61         2.03      7.92        0.72        3.34        3.64        2.04
    -------     -------     --------     --------     --------   -------     -------     -------     -------     -------
      (2.01)      (6.78)       (2.11)       (1.84)       (0.03)    (2.01)      (6.78)      (2.11)      (1.84)      (0.03)
    -------     -------     --------     --------     --------   -------     -------     -------     -------     -------
    $ 24.26     $ 18.44     $  24.51     $  23.30     $  21.53   $ 24.56     $ 18.65     $ 24.71     $ 23.48     $ 21.68
    -------     -------     --------     --------     --------   -------     -------     -------     -------     -------
    -------     -------     --------     --------     --------   -------     -------     -------     -------     -------
      43.75%       2.55%       14.98%       17.48%       10.40%    43.74%       2.59%      14.95%      17.50%      10.37%
    -------     -------     --------     --------     --------   -------     -------     -------     -------     -------
    -------     -------     --------     --------     --------   -------     -------     -------     -------     -------
    $85,576     $74,094     $115,529     $140,551     $152,357   $35,793     $21,714     $24,760     $29,923     $30,608
       1.96%       1.99%        2.06%        2.06%        2.06%(2)    1.94%     1.99%       2.07%       2.07%       2.05%(2)
      (1.22)%     (1.18)%      (1.12)%      (1.27)%      (0.60)%(2)   (1.20)%   (1.19)%    (1.13)%     (1.28)%     (0.57)%(2)
         38%         52%          86%          60%          36%       38%         52%         86%         60%         36%

                                ---------------
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                               Prospectus Page 29

--------------------------------------------------------------------------------
                         ------------------------------
                            PaineWebber Growth Fund

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



                                                                                  CLASS Y
                                                              -----------------------------------------------
                                                                      FOR THE YEARS ENDED AUGUST 31,
                                                              -----------------------------------------------
                                                               1999      1998      1997      1996      1995
                                                               ----      ----      ----      ----      ----
Net asset value, beginning of year..........................  $ 20.67   $ 26.46   $ 24.74   $ 22.53   $ 20.22
                                                              -------   -------   -------   -------   -------
Net investment income (loss)................................    (0.03)    (0.03)    (0.01)'D'   (0.02)    0.24
Net realized and unrealized gains from investments..........     9.16      1.02   3.84'D'      4.07      2.10
                                                              -------   -------   -------   -------   -------
Total increase from investment operations...................     9.13      0.99      3.83      4.05      2.34
                                                              -------   -------   -------   -------   -------
Distributions from net realized gain from investment
  transactions..............................................    (2.01)    (6.78)    (2.11)    (1.84)    (0.03)
                                                              -------   -------   -------   -------   -------
Net asset value, end of year................................  $ 27.79   $ 20.67   $ 26.46   $ 24.74   $ 22.53
                                                              -------   -------   -------   -------   -------
                                                              -------   -------   -------   -------   -------
Total investment return(1)..................................    45.40%     3.61%    16.24%    18.72%    11.58%
                                                              -------   -------   -------   -------   -------
                                                              -------   -------   -------   -------   -------
Ratios/Supplemental data:
Net assets, end of year (000's).............................  $33,383   $21,440   $20,281   $21,409   $20,948
Expenses to average net assets, net of waivers from adviser
  (3).......................................................     0.86%     0.91%     1.00%     1.02%     0.97%(2)
Net investment income (loss) to average net assets, net of
  waivers from adviser (3)..................................    (0.12)%   (0.12)%   (0.05)%   (0.23)%    0.53%(2)
Portfolio turnover..........................................       38%       52%       86%       60%       36%

------------

 'D' Calculated using the average shares outstanding for the year.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. The figures do not include program fees; results would be lower if program fees were included.

(2) These ratios include non-recurring acquisition expenses of 0.05%.


(3) During the year ended August 31, 1999 Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver are the same since the fee waiver represents less than 0.005%.


                                ---------------
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                               ---------------
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

--------------------------------------------------------------------------------
                         ------------------------------
                       Painewebber Growth and Income Fund

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------




                                                                                     CLASS A
                                                              -----------------------------------------------------
                                                                          FOR THE YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------------
                                                                1999       1998       1997       1996        1995
                                                                ----       ----       ----       ----        ----
Net asset value, beginning of year..........................  $  26.92   $  30.60   $  24.35   $  22.52     $ 20.43
                                                              --------   --------   --------   --------     -------
Net investment income.......................................      0.13       0.19       0.23       0.22        0.24
Net realized and unrealized gains (losses) from investments
  and options...............................................      6.88      (0.99)      9.29       3.46        3.18
                                                              --------   --------   --------   --------     -------
Total increase (decrease) from investment operations........      7.01      (0.80)      9.52       3.68        3.42
                                                              --------   --------   --------   --------     -------
Dividends from net investment income........................     (0.08)     (0.21)     (0.25)     (0.34)      (0.12)
Distributions from net realized gains from investment
  transactions..............................................     (1.78)     (2.67)     (3.02)     (1.51)      (1.21)
                                                              --------   --------   --------   --------     -------
Total dividends and distributions to shareholders...........     (1.86)     (2.88)     (3.27)     (1.85)      (1.33)
                                                              --------   --------   --------   --------     -------
Net asset value, end of year................................  $  32.07   $  26.92   $  30.60   $  24.35     $ 22.52
                                                              --------   --------   --------   --------     -------
                                                              --------   --------   --------   --------     -------
Total investment return (1).................................     26.48%     (3.51)%    42.42%     17.40%      18.30%
                                                              --------   --------   --------   --------     -------
                                                              --------   --------   --------   --------     -------
Ratios/Supplemental data:
Net assets, end of year (000's).............................  $844,415   $670,606   $441,699   $276,016     $187,057
Expenses to average net assets..............................      1.08%      1.07%      1.15%      1.20%(2)     1.19%
Net investment income (loss) to average net assets..........      0.41%      0.71%      0.88%      0.98%(2)     1.07%
Portfolio turnover..........................................        57%        62%        70%       112%         111%


------------

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include sales charges; results for each class would be lower if sales charges were included.

(2) These ratios include non-recurring acquisition expenses of 0.04%.

                                ---------------
--------------------------------------------------------------------------------
                               Prospectus Page 32

--------------------------------------------------------------------------------

                           CLASS B                                                CLASS C
     ----------------------------------------------------   ----------------------------------------------------
                FOR THE YEARS ENDED AUGUST 31,                         FOR THE YEARS ENDED AUGUST 31,
     ----------------------------------------------------   ----------------------------------------------------
       1999       1998       1997       1996       1995       1999       1998       1997      1996#       1995
       ----       ----       ----       ----       ----       ----       ----       ----      -----       ----
     $  26.77   $  30.46   $  24.26   $  22.37   $  20.37   $  26.82   $  30.53   $  24.33   $  22.43   $  20.42
     --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
        (0.15)     (0.02)      0.04       0.04       0.06      (0.12)      0.01       0.05       0.05       0.06
         6.88      (1.02)      9.23       3.45       3.18       6.86      (1.03)      9.24       3.46       3.19
     --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
         6.73      (1.04)      9.27       3.49       3.24       6.74      (1.02)      9.29       3.51       3.25
     --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
        --         --         (0.05)     (0.09)     (0.03)     --         (0.02)     (0.07)     (0.10)     (0.03)
        (1.78)     (2.65)     (3.02)     (1.51)     (1.21)     (1.78)     (2.67)     (3.02)     (1.51)     (1.21)
     --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
        (1.78)     (2.65)     (3.07)     (1.60)     (1.24)     (1.78)     (2.69)     (3.09)     (1.61)     (1.24)
     --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
     $  31.72   $  26.77   $  30.46   $  24.26   $  22.37   $  31.78   $  26.82   $  30.53   $  24.33   $  22.43
     --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
     --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
        25.51%     (4.28)%    41.33%     16.49%     17.38%     25.49%     (4.23)%    41.30%     16.52%     17.37%
     --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
     --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
     $306,557   $353,150   $376,840   $277,753   $247,543   $165,948   $149,458   $ 84,922   $ 43,148   $ 30,468
         1.86%      1.87%      1.93%      1.99%(2)   1.97%      1.85%      1.85%      1.92%      1.99%(2)   1.98%
        (0.37)%    (0.08)%     0.11%      0.17%(2)   0.29%     (0.36)%    (0.07)%     0.10%      0.18%(2)   0.28%
           57%        62%        70%       112%       111%        57%        62%        70%       112%       111%


                                ---------------
--------------------------------------------------------------------------------
                               Prospectus Page 33

--------------------------------------------------------------------------------
                         ------------------------------
                       PaineWebber Growth and Income Fund

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



                                                                                  CLASS Y
                                                              -----------------------------------------------
                                                                      FOR THE YEARS ENDED AUGUST 31,
                                                              -----------------------------------------------
                                                               1999      1998      1997      1996      1995
                                                               ----      ----      ----      ----      ----
Net asset value, beginning of year..........................  $ 26.92   $ 30.59   $ 24.35   $ 22.54   $ 20.42
                                                              -------   -------   -------   -------   -------
Net investment income.......................................     0.24      0.30      0.32      0.30      0.30
Net realized and unrealized gains (losses) from investments
  and options...............................................     6.86     (1.02)     9.26      3.45      3.18
                                                              -------   -------   -------   -------   -------
Total increase (decrease) from investment operations........     7.10     (0.72)     9.58      3.75      3.48
                                                              -------   -------   -------   -------   -------
Dividends from net investment income........................    (0.12)    (0.28)    (0.32)    (0.43)    (0.15)
Distributions from net realized gains from investment
  transactions..............................................    (1.78)    (2.67)    (3.02)    (1.51)    (1.21)
                                                              -------   -------   -------   -------   -------
Total dividends and distributions to shareholders...........    (1.90)    (2.95)    (3.34)    (1.94)    (1.36)
                                                              -------   -------   -------   -------   -------
Net asset value, end of year................................  $ 32.12   $ 26.92   $ 30.59   $ 24.35   $ 22.54
                                                              -------   -------   -------   -------   -------
                                                              -------   -------   -------   -------   -------
Total investment return(1)..................................    26.82%    (3.24)%   42.74%    17.77%    18.66%
                                                              -------   -------   -------   -------   -------
                                                              -------   -------   -------   -------   -------

Ratios/Supplemental data:
Net assets, end of year (000's).............................  $65,104   $65,518   $46,745   $22,942   $14,680
Expenses to average net assets..............................     0.79%     0.80%     0.88%     0.92%(2)  0.89%
Net investment income to average net assets.................     0.70%     0.99%     1.14%     1.26%(2)  1.39%
Portfolio turnover..........................................       57%       62%       70%      112%      111%

------------

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include program fees; results would be lower if program fees were included.

(2) These ratios include non-recurring acquisition expenses of 0.04%.

                                ---------------
--------------------------------------------------------------------------------
                               Prospectus Page 34

--------------------------------------------------------------------------------
                         ------------------------------
                            PaineWebber Mid Cap Fund

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                                          CLASS A
                                                          -----------------------------------------------------------------------
                                                                        FOR THE
                                                           FOR THE        FIVE
                                                             YEAR        MONTHS
                                                            ENDED        ENDED              FOR THE YEARS ENDED MARCH 31,
                                                          AUGUST 31,   AUGUST 31,   ---------------------------------------------
                                                             1999        1998#         1998         1997        1996       1995
                                                             ----        -----         ----         ----        ----       ----
Net asset value, beginning of period....................   $   7.97     $  15.00    $    13.44   $    15.61   $  12.81   $  11.65
                                                           --------     --------    ----------   ----------   --------   --------
Net investment loss.....................................      (0.07)       (0.03)        (0.13)       (0.17)     (0.16)     (0.09)
Net realized unrealized gains (losses) from
  investments...........................................       3.43        (3.15)         5.15         0.32       3.71       1.29
                                                           --------     --------    ----------   ----------   --------   --------
Net increase (decrease) from investment operations......       3.36        (3.18)         5.02         0.15       3.55       1.20
                                                           --------     --------    ----------   ----------   --------   --------
Distributions from net realized gains from
  investments...........................................      (0.66)       (3.85)        (3.46)       (2.32)     (0.75)     (0.04)
                                                           --------     --------    ----------   ----------   --------   --------
Net asset value, end of period..........................   $  10.67     $   7.97    $    15.00   $    13.44   $  15.61   $  12.81
                                                           --------     --------    ----------   ----------   --------   --------
                                                           --------     --------    ----------   ----------   --------   --------
Total investment return(1)..............................      43.38%      (27.31)%       41.50%       (0.21)%    28.16%     10.36%
                                                           --------     --------    ----------   ----------   --------   --------
                                                           --------     --------    ----------   ----------   --------   --------

Ratios/Supplemental Data:
Net assets, end of period (000's).......................   $113,126     $ 90,650    $  101,698   $   76,909     76,558   $ 62,673
Expenses to average net assets, net of waivers from
  adviser(2)............................................       1.60%        1.48%*        1.51%        1.60%      1.58%      1.58%
Net investment loss to average net assets, net of
  waivers from adviser(2)...............................      (0.64)%      (0.61)%*      (1.16)%      (1.20)%    (1.11)%    (0.79)%
Portfolio turnover......................................         79%          80%           64%          56%        57%        42%


------------

 * Annualized.

 # Effective May 1, 1998, Mitchell Hutchins took over day-to-day management of the Fund's assets.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results would be lower if sales charges were included. Total investment return for period of less than one year has not been annualized.

(2) During the year ended August 31, 1999 Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver are the same since the fee waiver represents less than 0.005%.

                                ---------------
--------------------------------------------------------------------------------
                               Prospectus Page 35

--------------------------------------------------------------------------------
                         ------------------------------
                            PaineWebber Mid Cap Fund

                               FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------




                                                                                        CLASS B
                                                          -------------------------------------------------------------------
                                                                        FOR THE
                                                           FOR THE        FIVE
                                                             YEAR        MONTHS
                                                            ENDED        ENDED            FOR THE YEARS ENDED MARCH 31,
                                                          AUGUST 31,   AUGUST 31,   -----------------------------------------
                                                             1999        1998#        1998       1997       1996       1995
                                                             ----        -----        ----       ----       ----       ----
Net asset value, beginning of period....................   $  7.99      $ 15.07     $  13.59   $  15.88   $  13.11   $  12.02
                                                           -------      -------     --------   --------   --------   --------
Net investment loss.....................................     (0.27)       (0.07)       (0.31)     (0.31)     (0.29)     (0.20)
Net realized and unrealized gains (losses) from
  investments...........................................      3.53        (3.16)        5.25       0.34       3.81       1.33
                                                           -------      -------     --------   --------   --------   --------
Net increase (decrease) from investment operations......      3.26        (3.23)        4.94       0.03       3.52       1.13
                                                           -------      -------     --------   --------   --------   --------
Distributions from net realized gains from
  investments...........................................     (0.66)       (3.85)       (3.46)     (2.32)     (0.75)     (0.04)
                                                           -------      -------     --------   --------   --------   --------
Net asset value, end of period..........................   $ 10.59      $  7.99     $  15.07   $  13.59   $  15.88   $  13.11
                                                           -------      -------     --------   --------   --------   --------
                                                           -------      -------     --------   --------   --------   --------
Total investment return(1)..............................     41.95%      (27.54)%      40.39%     (0.99)%    27.28%      9.46%
                                                           -------      -------     --------   --------   --------   --------
                                                           -------      -------     --------   --------   --------   --------
Ratios/Supplemental Data:
Net assets, end of period (000's).......................   $28,077      $54,978     $143,058   $134,495   $157,021   $139,302
Expenses to average net assets, net of waivers from
  adviser(2)............................................      2.55%        2.32%*       2.28%      2.36%      2.34%      2.34%
Net investment income (loss) to average net assets,
  net of waivers from adviser(2)........................     (1.61)%      (1.48)%*     (1.92)%    (1.95)%    (1.87)%    (1.56)%
Portfolio turnover......................................        79%          80%          64%        56%        57%        42%


------------

 * Annualized.

 # Effective May 1, 1998, Mitchell Hutchins took over day-to-day management of the Fund's assets.

 'D' Commencement of issuance of shares.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for period of less than one year has not been annualized.


(2) During the year ended August 31, 1999 Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver are the same since the fee waiver represents less than 0.005%.


                                ---------------
--------------------------------------------------------------------------------
                               Prospectus Page 36

--------------------------------------------------------------------------------

                                 CLASS C                                             CLASS Y
     ---------------------------------------------------------------   ------------------------------------
                   FOR THE                                                           FOR THE      FOR THE
      FOR THE        FIVE                                               FOR THE        FIVE        PERIOD
        YEAR        MONTHS                                                YEAR        MONTHS     MARCH 17,
       ENDED        ENDED          FOR THE YEARS ENDED MARCH 31,         ENDED        ENDED      1998'D' TO
     AUGUST 31,   AUGUST 31,   -------------------------------------   AUGUST 31,   AUGUST 31,   MARCH 31,
        1999        1998#       1998      1997      1996      1995        1999        1998#         1998
        ----        -----       ----      ----      ----      ----        ----        -----         ----
      $  7.26      $ 14.07     $ 12.87   $ 15.14   $ 12.54   $ 11.50     $ 7.97       $15.00       $14.90
      -------      -------     -------   -------   -------   -------     ------       ------       ------
        (0.15)       (0.06)      (0.26)    (0.29)    (0.27)    (0.19)     (0.02)       (0.01)        0.00
         3.12        (2.90)       4.92      0.34      3.62      1.27       3.41        (3.17)        0.10
      -------      -------     -------   -------   -------   -------     ------       ------       ------
         2.97        (2.96)       4.66      0.05      3.35      1.08       3.39        (3.18)        0.10
      -------      -------     -------   -------   -------   -------     ------       ------       ------
        (0.66)       (3.85)      (3.46)    (2.32)    (0.75)    (0.04)     (0.66)       (3.85)       --
      -------      -------     -------   -------   -------   -------     ------       ------       ------
      $  9.57      $  7.26     $ 14.07   $ 12.87   $ 15.14   $ 12.54     $10.70       $ 7.97       $15.00
      -------      -------     -------   -------   -------   -------     ------       ------       ------
      -------      -------     -------   -------   -------   -------     ------       ------       ------
        42.17%      (27.58)%     40.46%    (0.91)%   27.16%     9.45%     43.77%      (27.31)%       0.67%
      -------      -------     -------   -------   -------   -------     ------       ------       ------
      -------      -------     -------   -------   -------   -------     ------       ------       ------
      $16,594      $16,875     $27,814   $24,810   $27,601   $24,993     $  290       $   65       $   35
         2.43%        2.28%*      2.29%     2.37%     2.36%     2.35%      1.36%        1.23%*       1.22%*
        (1.47)%      (1.42)%*    (1.94)%   (1.97)%   (1.89)%   (1.57)%    (0.36)%      (0.29)%*      0.00%*
           79%          80%         64%       56%       57%       42%        79%          80%          64%

                                ---------------
--------------------------------------------------------------------------------
                               Prospectus Page 37

--------------------------------------------------------------------------------
                         ------------------------------
                           PaineWebber Small Cap Fund

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                  CLASS A
                                                              -----------------------------------------------
                                                                       FOR THE YEARS ENDED JULY 31,
                                                              -----------------------------------------------
                                                               1999      1998      1997      1996#     1995
                                                               ----      ----      ----      -----     ----
Net asset value, beginning of year..........................  $ 13.34   $ 13.42   $ 10.22   $ 11.30   $ 10.27
                                                              -------   -------   -------   -------   -------
Net investment income (loss)................................    (0.08)    (0.13)    (0.14)     0.00@     0.05
Net realized and unrealized gains (losses) from
  investments...............................................    (1.18)     1.22      3.75      0.50@     1.50
                                                              -------   -------   -------   -------   -------
Net increase (decrease) from investment operations..........    (1.26)     1.09      3.61      0.50      1.55
                                                              -------   -------   -------   -------   -------
Distributions from net realized gains from investments......    (1.11)    (1.17)    (0.41)    (1.58)    (0.52)
                                                              -------   -------   -------   -------   -------
Net asset value, end of year................................  $ 10.97   $ 13.34   $ 13.42   $ 10.22   $ 11.30
                                                              -------   -------   -------   -------   -------
                                                              -------   -------   -------   -------   -------
Total investment return(1)..................................    (8.95)%    8.45%    36.11%     4.69%    15.80%
                                                              -------   -------   -------   -------   -------
                                                              -------   -------   -------   -------   -------
Ratios/Supplemental Data:
Net assets, end of year (000's).............................  $46,680   $47,589   $32,968   $30,675   $20,494
Expenses to average net assets, net of waivers from
  adviser(2)................................................     1.59%     1.56%     2.00%     2.11%     1.98%
Net investment income (loss) to average net assets, net of
  waivers from adviser(2)...................................    (0.77)%   (0.99)%   (1.16)%    0.02%     0.41%
Portfolio turnover rate.....................................       61%       45%       54%       84%       19%

------------

 # Effective April 1, 1996, Mitchell Hutchins took over day-to-day management of the Fund's assets.

 @ Calculated using the average monthly shares outstanding for the period.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include sales charges; results would be lower if sales charges were included.

(2) During the year ended July 31, 1999 Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver would be the same since the fee waiver represents less than 0.005%.

                                ---------------
--------------------------------------------------------------------------------
                               Prospectus Page 38

--------------------------------------------------------------------------------

                         CLASS B                                           CLASS C
     -----------------------------------------------   -----------------------------------------------
              FOR THE YEARS ENDED JULY 31,                      FOR THE YEARS ENDED JULY 31,
     -----------------------------------------------   -----------------------------------------------
      1999      1998      1997      1996#     1995      1999      1998      1997      1996#     1995
      ----      ----      ----      -----     ----      ----      ----      ----      -----     ----
     $ 12.78   $ 13.00   $  9.98   $ 11.15   $ 10.22   $ 12.76   $ 12.98   $  9.97   $ 11.14   $ 10.22
     -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
       (0.29)    (0.22)    (0.23)    (0.09)@   (0.04)    (0.20)    (0.21)    (0.24)    (0.08)@   (0.05)
       (1.02)     1.17      3.66     0.50@      1.49     (1.09)     1.16      3.66      0.49@     1.49
     -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
       (1.31)     0.95      3.43      0.41      1.45     (1.29)     0.95      3.42      0.41      1.44
     -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
       (1.11)    (1.17)    (0.41)    (1.58)    (0.52)    (1.11)    (1.17)    (0.41)    (1.58)    (0.52)
     -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
     $ 10.36   $ 12.78   $ 13.00   $  9.98   $ 11.15   $ 10.36   $ 12.76   $ 12.98   $  9.97   $ 11.14
     -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
     -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
       (9.79)%    7.60%    35.16%     3.90%    14.86%    (9.63)%    7.61%    35.09%     3.90%    14.76%
     -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
     -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
     $18,361   $54,639   $40,749   $36,612   $46,142   $18,913   $32,174   $18,812   $18,606   $13,263
        2.43%     2.33%     2.75%     2.90%     2.74%     2.39%     2.32%     2.77%     2.91%     2.73%

       (1.62)%   (1.75)%   (1.91)%   (0.78)%   (0.35)%   (1.59)%   (1.75)%   (1.93)%   (0.77)%   (0.34)%
          61%       45%       54%       84%       19%       61%       45%       54%       84%       19%

                                ---------------
--------------------------------------------------------------------------------
                               Prospectus Page 39

--------------------------------------------------------------------------------
                         ------------------------------
                           PaineWebber Small Cap Fund

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



                                                                                    CLASS Y
                                                              ----------------------------------------------------
                                                              FOR THE YEARS ENDED JULY 31,          FOR THE
                                                              ----------------------------       PERIOD ENDED
                                                               1999       1998       1997      JULY 31, 1996'D'
                                                               ----       ----       ----      ----------------
Net asset value, beginning of period........................  $13.42     $13.46     $10.21          $10.23
                                                              ------     ------     ------          ------
Net investment income (loss)................................   (0.07)     (0.07)     (0.11)           0.00@
Net realized and unrealized gains (losses) from
  investments...............................................   (1.17)      1.20       3.77           (0.02)@
                                                              ------     ------     ------          ------
Net increase (decrease) from investment operations..........   (1.24)      1.13       3.66           (0.02)
                                                              ------     ------     ------          ------
Distributions from net realized gains from investments......   (1.11)     (1.17)     (0.41)       --
                                                              ------     ------     ------          ------
Net asset value, end of period..............................  $11.07     $13.42     $13.46          $10.21
                                                              ------     ------     ------          ------
                                                              ------     ------     ------          ------
Total investment return(1)..................................   (8.73)%     8.74%     36.65%          (0.20)%
                                                              ------     ------     ------          ------
                                                              ------     ------     ------          ------

Ratios/Supplemental Data:
Net assets, end of period (000's)...........................  $5,044     $7,169     $2,768          $2,801
Expenses to average net assets, net of waivers from
  adviser(2)................................................    1.31%      1.39%      1.72%           1.72%*
Net investment income (loss) to average net assets, net of
  waivers from adviser(2)...................................   (0.50)%    (0.83)%    (0.88)%          0.07%*
Portfolio turnover rate.....................................      61%        45%        54%             84%

------------

 * Annualized.

 'D' For the period July 26, 1996 (commencement of offering shares) to July 31,
     1996.

 @ Calculated using the average monthly shares outstanding for the period.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for periods of less than one year has not been annualized

(2) During the year ended July 31, 1999 Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver would be the same since the fee waiver represents less than 0.005%.

                                ---------------
--------------------------------------------------------------------------------
                               Prospectus Page 40

--------------------------------------------------------------------------------
                    ------------------------------
PaineWebber Growth Fund                       PaineWebber Growth and Income Fund
PaineWebber Mid Cap Fund                              PaineWebber Small Cap Fund


TICKER SYMBOL:          Growth Fund Class:  A:   PGRAX        Growth and Income Fund Class:  A:   PDGAX
                                            B:   PGRBX                                       B:   PDGBX
                                            C:   PGRDX                                       C:   PWDDX
                                            Y:   PGRYZ                                       Y:   PWGYX

                       Mid Cap Fund Class:  A:   PWCAX                Small Cap Fund Class:  A:   PSCAX
                                            B:   PWCBX                                       B:   PSCBX
                                            C:   PWCDX                                       C:   PSCDX
                                            Y:   None                                        Y:   None


If you want more information about the funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the funds and is incorporated by reference into this prospectus.

You may discuss your questions about the funds by contacting your PaineWebber Financial Advisor. You may obtain free copies of annual and semi-annual reports and the SAI by contacting the funds directly at 1-800-647-1568.

You may review and copy information about the funds, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies of reports and other information about the funds and about the operations of the SEC's Public Reference Room:

For a fee, by writing to or calling the SEC's Public Reference Room, Washington, D.C. 20549-6009
  Telephone: 1-800-SEC-0330

Free, from the SEC's Internet website at: http://www.sec.gov

PaineWebber Olympus Fund
 -- PaineWebber Growth Fund
Investment Company Act File No. 811-4180

PaineWebber America Fund
 -- PaineWebber Growth and Income Fund
Investment Company Act File No. 811-3502

PaineWebber Managed Assets Trust
 -- PaineWebber Mid Cap Fund
Investment Company Act File No. 811-6376

PaineWebber Securities Trust
 -- PaineWebber Small Cap Fund

Investment Company Act File No. 811-7374



'c'1999 PaineWebber Incorporated. All rights reserved. Member SIPC.


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                             PAINEWEBBER GROWTH FUND
                       PAINEWEBBER GROWTH AND INCOME FUND
                            PAINEWEBBER MID CAP FUND
                           PAINEWEBBER SMALL CAP FUND
                               51 WEST 52ND STREET
                          NEW YORK, NEW YORK 10019-6114

                       STATEMENT OF ADDITIONAL INFORMATION

         The four funds named above are diversified series of professionally managed, open-end management investment companies organized as Massachusetts business trusts (each a "Trust"). PaineWebber Growth Fund is a series of PaineWebber Olympus Fund. PaineWebber Growth and Income Fund is a series of PaineWebber America Fund. PaineWebber Mid Cap Fund is a series of PaineWebber Managed Assets Trust. PaineWebber Small Cap Fund is a series of PaineWebber Securities Trust.

         The investment adviser, administrator and distributor for each fund is Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"). As distributor for the funds, Mitchell Hutchins has appointed PaineWebber to serve as the exclusive dealer for the sale of fund shares.

         Portions of each fund's Annual Report to Shareholders are incorporated by reference into this Statement of Additional Information ("SAI"). The Annual Reports accompany this SAI. You may obtain an additional copy of a fund's Annual Report by calling toll-free 1-800-647-1568.

         This SAI is not a prospectus and should be read only in conjunction with the funds' current Prospectus, dated December 1, 1999. A copy of the Prospectus may be obtained by calling any PaineWebber Financial Advisor or correspondent firm or by calling toll-free 1-800-647-1568. This SAI is dated December 1, 1999.

                                TABLE OF CONTENTS



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
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
The Funds and Their Investment Policies..............................................................      2
The Funds' Investments, Related Risks and Limitations................................................      3
Strategies Using Derivative Instruments..............................................................     11
Organization of Trusts; Trustees and Officers and Principal Holders of Securities....................     18
Investment Advisory, Administration and Distribution Arrangements....................................     26
Portfolio Transactions...............................................................................     33
Reduced Sales Charges, Additional Exchange and Redemption Information and Other Services.............     36
Conversion of Class B Shares.........................................................................     42
Valuation of Shares..................................................................................     42
Performance Information..............................................................................     43
Taxes................................................................................................     47
Other Information....................................................................................     50
Financial Statements.................................................................................     51
Appendix.............................................................................................     A-1
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                     THE FUNDS AND THEIR INVESTMENT POLICIES

         No fund's investment objective may be changed without shareholder approval. Except where noted, the other investment policies of each fund may be changed by its board without shareholder approval. As with other mutual funds, there is no assurance that a fund will achieve its investment objective.

         The investment objective of GROWTH FUND is long-term capital appreciation. The fund invests primarily in equity securities of companies believed by Mitchell Hutchins to have substantial potential for capital growth. Under normal circumstances, at least 65% of the fund's total assets is invested in equity securities.

         Growth Fund may invest up to 35% of its total assets in U.S. government bonds and in corporate bonds, including up to 10% in bonds that are rated below investment grade. These bonds may be convertible bonds and may be rated no lower than B+ by Standard and Poor's ("S&P"), B-1 by Moody's Investors Service ("Moody's) or comparably rated by another rating agency or, if unrated, determined by Mitchell Hutchins to be of comparable quality. The fund may invest up to 25% of its total assets in U.S. dollar-denominated equity securities and bonds of foreign issuers that are traded on recognized U.S. exchanges or in the U.S. over-the-counter market.

         Growth Fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow from banks or through reverse repurchase agreements for temporary or emergency purposes, but not in excess of 10% of its total assets. The fund may invest in the securities of other investment companies and may sell short "against the box."

         The investment objective of GROWTH AND INCOME FUND is current income and capital growth. The fund seeks to achieve the capital growth portion of its objective by investing, under normal circumstances, at least 65% of its total assets in equity securities believed by Mitchell Hutchins to have the potential for rapid earnings growth. The fund seeks to achieve the income portion of its objective by investing, under normal circumstances, at least 65% of its total assets in income-producing securities, which may include dividend-paying equity securities, bonds and money market instruments. The fund may invest up to 10% of its total assets in convertible securities rated below investment grade but no lower than B by S&P or Moody's, comparably rated by another rating agency or determined by Mitchell Hutchins to be of comparable quality. The fund may also invest up to 25% of its total assets in U.S. dollar-denominated equity securities and bonds of foreign issuers that are traded on recognized U.S. exchanges or in the U.S. over-the-counter market.

         Growth and Income Fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow from banks or through reverse repurchase agreements for temporary or emergency purposes, but not in excess of 10% of its total assets. The fund may invest in the securities of other investment companies and may sell short "against the box."

         The investment objective of MID CAP FUND is long-term capital appreciation. Under normal circumstances, the fund invests at least 65% of its total assets in equity securities of medium capitalization ("mid cap") companies, which the fund defines as companies having market capitalizations of at least $750 million and no more than $8 billion at the time of purchase. The fund may invest up to 35% of its total assets in equity securities of companies that are larger or smaller than mid cap companies, as well as in bonds and money market instruments. The fund may invest up to 35% of its total assets in U.S. dollar-denominated equity securities of foreign issuers that are traded on recognized U.S. exchanges or in the U.S. over-the-counter market.

         Mid Cap Fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow from banks or

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through reverse repurchase agreements for temporary or emergency purposes, but not in excess of 10% of its total assets. The fund may invest in the securities of other investment companies and may sell short "against the box."

         The investment objective of SMALL CAP FUND is long-term capital appreciation. Under normal circumstances, the fund invests at least 65% of its total assets in equity securities of small capitalization ("small cap") companies, which the fund defines as companies having market capitalizations of up to $1.5 billion at the time of purchase. The fund may invest up to 35% of its total assets in equity securities of companies that are larger than small cap companies, as well as in bonds and money market instruments. This includes up to 10% in convertible bonds that are rated below investment grade, but no lower than B by S&P or Moody's, comparably rated by another rating agency or, if unrated, determined by Mitchell Hutchins to be of comparable quality. The fund may invest up to 25% of its total assets in U.S. dollar-denominated equity securities of foreign issuers that are traded on recognized U.S. exchanges or in the U.S. over-the-counter market.

         Small Cap Fund may invest up to 15% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow from banks or through reverse repurchase agreements for temporary or emergency purposes, but not in excess of 10% of its total assets. The fund may invest in the securities of other investment companies and may sell short "against the box."

              THE FUNDS' INVESTMENTS, RELATED RISKS AND LIMITATIONS

         The following supplements the information contained in the Prospectus and above concerning the funds' investments, related risks and limitations. Except as otherwise indicated in the Prospectus or this SAI, the funds have established no policy limitations on their ability to use the investments or techniques discussed in these documents.

         EQUITY SECURITIES. Equity securities (referred to as "stocks" in the Prospectus) include common stocks, most preferred stocks and securities that are convertible into them, including common stock purchase warrants and rights, equity interests in trusts, partnerships, joint ventures or similar enterprises and depository receipts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.

         Preferred stock has certain fixed income features, like a bond, but actually it is equity that is senior to a company's common stock. Convertible securities may include debentures, notes and preferred equity securities, that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Depository receipts typically are issued by banks or trust companies and evidence ownership of underlying equity securities.

         While past performance does not guarantee future results, equity securities historically have provided the greatest long-term growth potential in a company. However, their prices generally fluctuate more than other securities and reflect changes in a company's financial condition and in overall market and economic conditions. Common stocks generally represent the riskiest investment in a company. It is possible that a fund may experience a substantial or complete loss on an individual equity investment.

         BONDS. Bonds are fixed or variable rate debt obligations, including notes, debentures, and similar instruments and securities and money market instruments. Mortgage- and asset-backed securities are types of bonds, and certain types of income-producing, non-convertible preferred stocks may be treated as bonds for investment purposes. Bonds generally are used by corporations and governments to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Many preferred stocks and some bonds are "perpetual" in that they have no maturity date.

         Bonds are subject to interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of a fund's investments in bonds. In general, bonds having longer durations are more sensitive to interest rate changes than are bonds with shorter durations. Duration is a measure of the expected life of a bond on a present value basis. Credit risk is the risk that an issuer may be unable


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or unwilling to pay interest and/or principal on the bond. Credit risk can be affected by many factors, including adverse changes in the issuer's own financial condition or in economic conditions.

         CONVERTIBLE BONDS. Convertible bonds generally are used by corporations and governments to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Some convertible securities are "perpetual" in that they have no maturity date.

         Convertible bonds are subject to interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of the fund's investments in bonds. In general, convertible bonds having longer durations are more sensitive to interest rate changes than are convertible securities with shorter durations. Credit risk is the risk that an issuer may be unable or unwilling to pay interest and/or principal on the bond. Credit risk can be affected by many factors, including adverse changes in the issuer's own financial condition or in economic conditions.

         A convertible bond entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible bonds rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable non-convertible securities.

         Convertible bonds have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics and
(3) provide the potential for capital appreciation if the market price of the underlying common stock increases. The value of a convertible bond is a function of its "investment value" (determined by its yield comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the bond's worth, at market value, if converted into the underlying common stock). The investment value of a convertible bond is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible bond's investment value. The conversion value of a convertible bond is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible bond is governed principally by its investment value, and generally the conversion value decreases as the convertible bond approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible bond will be increasingly influenced by its conversion value. In addition, a convertible bond generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

         A convertible bond may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible bond held by the fund is called for redemption, the fund will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party.

         WARRANTS. Warrants are securities permitting, but not obligating, holders to subscribe for other securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

         CREDIT RATINGS; NON-INVESTMENT GRADE BONDS. Moody's, S&P and other rating agencies are private services that provide ratings of the credit quality of debt obligations and certain other securities. A description of the

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ratings assigned to corporate bonds by Moody's and S&P is included in the
Appendix to this SAI. Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate the volatility of a debt security's value or its liquidity and do not guarantee the performance of the issuer. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies may downgrade the rating of a bond. The funds may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices.

         In addition to ratings assigned to individual bond issues, Mitchell Hutchins will analyze interest rate trends and developments that may affect individual issuers, including factors such as liquidity, profitability and asset quality. The yields on bonds are dependent on a variety of factors, including general money market conditions, general conditions in the bond market, the financial condition of the issuer, the size of the offering, the maturity of the obligation and its rating. There is a wide variation in the quality of bonds, both within a particular classification and between classifications. An issuer's obligations under its bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of bond holders or other creditors of an issuer; litigation or other conditions may also adversely affect the power or ability of issuers to meet their obligations for the payment of interest and principal on their bonds.

         Investment grade bonds are rated in one of the four highest rating categories by Moody's or S&P, comparably rated by another rating agency or, if unrated, determined by Mitchell Hutchins to be of comparable quality. Moody's considers bonds rated Baa (its lowest investment grade rating) to have speculative characteristics. This means that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated bonds.

         Non-investment grade bonds (commonly known as "junk bonds") are rated Ba or lower by Moody's, BB or lower by S&P, comparably rated by another rating agency or determined by Mitchell Hutchins to be of comparable quality. A fund's investments in non-investment grade bonds entail greater risk than its investments in higher rated bonds. Non-investment grade bonds, which are sometimes referred to as "high yield" bonds, are considered predominantly speculative with respect to the issuer's ability to pay interest and repay principal and may involve significant risk exposure to adverse conditions. Non-investment grade bonds generally offer a higher current yield than that available for investment grade issues; however, they involve higher risks, in that they are especially sensitive to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured by collateral and will not receive payment until more senior claims are paid in full.

         The market for non-investment grade bonds, especially those of foreign issuers, has expanded rapidly in recent years, which has been a period of generally expanding growth and lower inflation. These securities will be susceptible to greater risk when economic growth slows or reverses and when inflation increases or deflation occurs. This has been reflected in recent volatility in emerging market securities. In the past, many lower rated bonds experienced substantial price declines reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower rated bonds rose dramatically. However, such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructurings or defaults. There can be no assurance that such declines will not recur.

         The market for non-investment grade bonds generally is thinner and less active than that for higher quality securities, which may limit a fund's ability to sell such securities at fair value in response to changes in the economy

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or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of non-investment grade securities, especially in a thinly traded market.

         U.S. GOVERNMENT SECURITIES. U.S. government securities include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities (collectively, "U.S. government securities"). U.S. government securities include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

         Treasury inflation-protected securities ("TIPS") are Treasury bonds on which the principal value is adjusted daily in accordance with changes in the Consumer Price Index. Interest on TIPS is payable semi-annually on the adjusted principal value. The principal value of TIPS would decline during periods of deflation, but the principal amount payable at maturity would not be less than the original par amount. If inflation is lower than expected while a fund holds TIPS, the fund may earn less on the TIPS than it would on conventional Treasury bonds.

         INVESTING IN FOREIGN SECURITIES. The funds may invest in U.S. dollar denominated equity securities of foreign issuers that are traded on recognized U.S. exchanges or in the U.S. over-the-counter market. Securities of foreign issuers may not be registered with the Securities and Exchange Commission ("SEC"), and the issuers thereof may not be subject to its reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the funds than is available concerning U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.

         The funds may invest in foreign securities by purchasing American Depositary Receipts ("ADRs"). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. They generally are in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. For purposes of each fund's investment policies, ADR's generally are deemed to have the same classification as the underlying securities they represent. Thus, an ADR representing ownership of common stock will be treated as common stock. ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR.

         Investment income on certain foreign securities in which the funds may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the funds would be subject.

         ILLIQUID SECURITIES. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a fund has valued the securities and includes, among other things, purchased over-the-counter options, repurchase agreements maturing in more than seven days and restricted securities other than those Mitchell Hutchins has determined are liquid pursuant to guidelines established by each fund's board. The assets used as cover for over-the-counter options written by the funds will be considered illiquid unless the over-the-counter options are sold to qualified dealers who agree that the funds may repurchase any over-the-counter options they write at a maximum price to be calculated by a formula set forth in the option agreements. The cover for an over-the-counter option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option. To the extent a fund invests in illiquid securities, it may not be able to readily liquidate such investments and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a

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liquid secondary market for illiquid securities may make it more difficult for a fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.

         Restricted securities are not registered under the Securities Act of 1933 ("Securities Act") and may be sold only in privately negotiated or other exempted transactions or after a Securities Act registration statement has become effective. Where registration is required, a fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to sell.

         However, not all restricted securities are illiquid. To the extent that foreign securities are freely tradable in the country in which they are principally traded, they generally are not considered illiquid, even if they are restricted in the United States. A large institutional market has developed for many U.S. and foreign securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

         Institutional markets for restricted securities also have developed as a result of Rule 144A under the Securities Act, which establishes a "safe harbor" from the registration requirements of that Act for resales of certain securities to qualified institutional buyers. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of such securities promptly or at favorable prices.

         Each board has delegated the function of making day-to-day determinations of liquidity to Mitchell Hutchins pursuant to guidelines approved by the board. Mitchell Hutchins takes into account a number of factors in reaching liquidity decisions, including (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the number of dealers that have undertaken to make a market in the security, (4) the number of other potential purchasers and (5) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). Mitchell Hutchins monitors the liquidity of restricted securities in each fund's portfolio and reports periodically on such decisions to the applicable board.

         TEMPORARY AND DEFENSIVE INVESTMENTS; MONEY MARKET INVESTMENTS. Each fund may invest in money market investments for temporary or defensive purposes or as part of its normal investment program. Such investments include, among other things, (1) securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, (2) debt obligations of banks, savings and loan institutions, insurance companies and mortgage bankers, (3) commercial paper and notes, including those with variable and floating rates of interest,
(4) debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks, (5) debt obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities, (6) bonds issued by foreign issuers, (7) repurchase agreements and (8) other investment companies that invest exclusively in money market instruments.

         REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which a fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. A fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the

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counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

          Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the fund may suffer delays, costs and possible losses in connection with the disposition of collateral. Each fund intends to enter into repurchase agreements only with counterparties in transactions believed by Mitchell Hutchins to present minimum credit risks.

         REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a fund subject to that fund's agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to each fund's limitation on borrowings and may be entered into only with banks and securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, a fund will maintain, in a segregated account with its custodian, cash or liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement. See "The Funds' Investments, Related Risks and Limitations--Segregated Accounts."

         Reverse repurchase agreements involve the risk that the buyer of the securities sold by a fund might be unable to deliver them when that fund seeks to repurchase. In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or trustee or receiver may receive an extension of time to determine whether to enforce that fund's obligation to repurchase the securities, and the fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

         LENDING OF PORTFOLIO SECURITIES. Each fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that Mitchell Hutchins deems qualified. Lending securities enables a fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of a fund's portfolio securities must maintain acceptable collateral with that fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins. Each fund may reinvest any cash collateral in money market investments or other short-term liquid investments. In determining whether to lend securities to a particular broker-dealer or institutional investor, Mitchell Hutchins will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. Each fund will retain authority to terminate any of its loans at any time. Each fund may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. A fund will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned. Each fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the fund's interest.

         Pursuant to procedures adopted by the boards governing each fund's securities lending program, PaineWebber has been retained to serve as lending agent for each fund. The boards also have authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to PaineWebber for these services. Each board periodically reviews all portfolio securities loan transactions for which PaineWebber acted as lending agent. PaineWebber also has been approved as a borrower under each fund's securities lending program.

         SHORT SALES "AGAINST THE BOX." Each fund may engage in short sales of securities it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (short sales "against the box"). To make delivery to the purchaser in a short sale, the executing broker borrows the securities being sold short

                                       8








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on behalf of a fund, and that fund is obligated to replace the securities borrowed at a date in the future. When a fund sells short, it establishes a margin account with the broker effecting the short sale and deposits collateral with the broker. In addition, that fund maintains with its custodian, in a segregated account, the securities that could be used to cover the short sale. Each fund incurs transaction costs, including interest expense, in connection with opening, maintaining and closing short sales against the box.

         A fund might make a short sale "against the box" to hedge against market risks when Mitchell Hutchins believes that the price of a security may decline, thereby causing a decline in the value of a security owned by a fund or a security convertible into or exchangeable for a security owned by a fund. In such case, any loss in a fund's long position after the short sale should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of securities a fund owns, either directly or indirectly, and in the case where a fund owns convertible securities, changes in the investment value or conversion premiums of such securities.

         WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each fund may purchase securities on a "when-issued" basis or may purchase or sell securities for delayed delivery, i.e., for issuance or delivery to or by the fund later than the normal settlement date for such securities at a stated price and yield. A fund generally would not pay for such securities or start earning interest on them until they are received. However, when a fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by a fund on a when-issued or delayed delivery basis may result in the fund's incurring or missing an opportunity to make an alternative investment. Depending on market conditions, a fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile, because such securities may increase the amount by which the fund's total assets, including the value of when-issued and delayed delivery securities held by that fund, exceeds its net assets.

         A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect a fund's net asset value. When a fund commits to purchase securities on a when-issued or delayed delivery basis, its custodian segregates assets to cover the amount of the commitment. See "The Funds' Investments, Related Risks and Limitations--Segregated Accounts." A fund may sell the right to acquire the security prior to delivery if Mitchell Hutchins deems it advantageous to do so, which may result in a gain or loss to the fund.

         COUNTERPARTIES. The funds may be exposed to the risk of financial failure or insolvency of another party. To help lessen those risks, Mitchell Hutchins, subject to the supervision of each fund's board, monitors and evaluates the creditworthiness of the parties with which each fund does business.

         SEGREGATED ACCOUNTS. When a fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis and reverse repurchase agreements, it will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to the fund's obligation or commitment under such transactions. As described below under "Strategies Using Derivative Instruments," segregated accounts may also be required in connection with certain transactions involving options, futures and swaps.

         INVESTMENTS IN OTHER INVESTMENT COMPANIES. The funds may invest in securities of other investment companies, subject to Investment Company Act limitations which at present restrict investments in registered investment companies to no more than 10% of a fund's total assets. The shares of other investment companies are subject to the management fees and other expenses of those funds, and the purchase of shares of some investment companies requires the payment of sales loads and sometimes substantial premiums above the value of such companies' portfolio securities. At the same time, a fund would continue to pay its own management fees and expenses with respect to all its investments, including the securities of other investment companies.


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




INVESTMENT LIMITATIONS OF THE FUNDS

         FUNDAMENTAL LIMITATIONS. The following fundamental investment limitations cannot be changed for a fund without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares of the fund present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, later changes in percentage resulting from a change in values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

         Each fund will not:

         (1) purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

         The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

         (2) purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities .

         (3) issue senior securities or borrow money, except as permitted under the Investment Company Act of 1940, as amended ("Investment Company Act"), and then not in excess of 33 1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

         (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

         (5) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

         (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

         (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

         NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are non-fundamental and may be changed by the vote of the appropriate board without shareholder approval.

         Each fund will not:

         (1) invest more than 10% of its net assets (15% of net assets for Small Cap Fund) in illiquid securities.

         (2) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

         (3) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

         (4) engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

         (5) purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger (and except that a fund will not purchase securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the Investment Company Act).

                     STRATEGIES USING DERIVATIVE INSTRUMENTS

         GENERAL DESCRIPTION OF DERIVATIVE INSTRUMENTS. Mitchell Hutchins may use a variety of financial instruments ("Derivative Instruments"), including certain options, futures contracts (sometimes referred to as "futures"), options on futures contracts and swap transactions to attempt to hedge each fund's portfolio and also to attempt to enhance income or return or realize gains and to manage the duration of its bond portfolio. A fund may enter into transactions involving one or more types of Derivative Instruments under which the full value of its portfolio is at risk. Under normal circumstances, however, each fund's use of these instruments will place at risk a much smaller portion of its assets. The particular Derivative Instruments that may be used by the funds are described below.

         The funds might not use any Derivative Instruments or derivative strategies, and there can be no assurance that using any strategy will succeed. If Mitchell Hutchins is incorrect in its judgment on market values, interest rates or other economic factors in using a Derivative Instrument or strategy, a fund may have lower net income and a net loss on the investment.

         OPTIONS ON EQUITY AND DEBT SECURITIES. A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security or currency underlying the option at a specified price at any time during the term of the option or at specified times or at the expiration of the option, depending on the type of option involved. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security or currency against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security or currency at a specified price during the option term or at specified times or at the expiration of the option, depending on the type of option involved. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security or currency at the exercise price.

         OPTIONS ON SECURITIES INDICES. A securities index assigns relative values to the securities included in the index and fluctuates with changes in the market values of those securities. A securities index option operates in the

                                       11








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same way as a more traditional securities option, except that exercise of a securities index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of a securities index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the securities index.

         SECURITIES INDEX FUTURES CONTRACTS. A securities index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the securities index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.

         INTEREST RATE FUTURES CONTRACTS. Interest rate futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of debt securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

         OPTIONS ON FUTURES CONTRACTS. Options on futures contracts are similar to options on securities, except that an option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security, at a specified price at any time during the option term. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.

         GENERAL DESCRIPTION OF STRATEGIES USING DERIVATIVE INSTRUMENTS. Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a fund's portfolio. Thus, in a short hedge a fund takes a position in a Derivative Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. For example, a fund might purchase a put option on a security to hedge against a potential decline in the value of that security. If the price of the security declined below the exercise price of the put, a fund could exercise the put and thus limit its loss below the exercise price to the premium paid plus transaction costs. In the alternative, because the value of the put option can be expected to increase as the value of the underlying security declines, a fund might be able to close out the put option and realize a gain to offset the decline in the value of the security.

         Conversely, a long hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a fund intends to acquire. Thus, in a long hedge, a fund takes a position in a Derivative Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. For example, a fund might purchase a call option on a security it intends to purchase in order to hedge against an increase in the cost of the security. If the price of the security increased above the exercise price of the call, a fund could exercise the call and thus limit its acquisition cost to the exercise price plus the premium paid and transaction costs. Alternatively, a fund might be able to offset the price increase by closing out an appreciated call option and realizing a gain.

         A fund may purchase and write (sell) straddles on securities or indices of securities. A long straddle is a combination of a call and a put option purchased on the same security or on the same futures contract, where the exercise price of the put is equal to the exercise price of the call. A fund might enter into a long straddle when Mitchell Hutchins believes it likely that the prices of the securities will be more volatile during the term of the option than the option pricing implies. A short straddle is a combination of a call and a put written on the same security where the exercise price of the put is equal to the exercise price of the call. A fund might enter into a short straddle when Mitchell Hutchins believes it unlikely that the prices of the securities will be as volatile during the term of the option as the option pricing implies.

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




         Derivative Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a fund owns or intends to acquire. Derivative Instruments on stock indices, in contrast, generally are used to hedge against price movements in broad stock market sectors in which a fund has invested or expects to invest. Derivative Instruments on bonds may be used to hedge either individual securities or broad fixed income market sectors.

         Income strategies using Derivative Instruments may include the writing of covered options to obtain the related option premiums. Return or gain strategies may include using Derivative Instruments to increase or decrease a fund's exposure to different asset classes without buying or selling the underlying instruments. A fund also may use derivatives to simulate full investment by the fund while maintaining a cash balance for fund management purposes (such as to provide liquidity to meet anticipated shareholder sales of fund shares and for fund operating expenses).

         The use of Derivative Instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded and the Commodity Futures Trading Commission ("CFTC"). In addition, a fund's ability to use Derivative Instruments may be limited by tax considerations. See "Taxes."

         In addition to the products, strategies and risks described below and in the Prospectus, Mitchell Hutchins may discover additional opportunities in connection with Derivative Instruments and with hedging, income, return and gain strategies. These new opportunities may become available as regulatory authorities broaden the range of permitted transactions and as new Derivative Instruments and techniques are developed. Mitchell Hutchins may utilize these opportunities for a fund to the extent that they are consistent with the fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The funds' Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

         SPECIAL RISKS OF STRATEGIES USING DERIVATIVE INSTRUMENTS. The use of Derivative Instruments involves special considerations and risks, as described below. Risks pertaining to particular Derivative Instruments are described in the sections that follow.

         (1) Successful use of most Derivative Instruments depends upon the ability of Mitchell Hutchins to predict movements of the overall securities or interest rate markets, which requires different skills than predicting changes in the prices of individual securities. While Mitchell Hutchins is experienced in the use of Derivative Instruments, there can be no assurance that any particular strategy adopted will succeed.

         (2) There might be imperfect correlation, or even no correlation, between price movements of a Derivative Instrument and price movements of the investments that are being hedged. For example, if the value of a Derivative Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors affecting the markets in which Derivative Instruments are traded, rather than the value of the investments being hedged. The effectiveness of hedges using Derivative Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a fund entered into a short hedge because Mitchell Hutchins projected a decline in the price of a security in that fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Derivative Instrument. Moreover, if the price of the Derivative Instrument declined by more than the increase in the price of the security, the fund could suffer a loss. In either such case, the fund would have been in a better position had it not hedged at all.

         (4) As described below, a fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Derivative Instruments involving obligations to third

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parties (i.e., Derivative Instruments other than purchased options). If the fund was unable to close out its positions in such Derivative Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the positions expired or matured. These requirements might impair a fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the fund sell a portfolio security at a disadvantageous time. A fund's ability to close out a position in a Derivative Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to a fund.

         COVER FOR STRATEGIES USING DERIVATIVE INSTRUMENTS. Transactions using Derivative Instruments, other than purchased options, expose the funds to an obligation to another party. A fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies or other options or futures contracts or (2) cash or liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. Each fund will comply with SEC guidelines regarding cover for such transactions and will, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount.

         Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Derivative Instrument is open, unless they are replaced with similar assets. As a result, committing a large portion of a fund's assets to cover positions or to segregated accounts could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.

         OPTIONS. The funds may purchase put and call options, and write (sell) covered put or call options on securities in which they invest and related indices. The purchase of call options may serve as a long hedge, and the purchase of put options may serve as a short hedge. A fund may also use options to attempt to enhance return or realize gains by increasing or reducing its exposure to an asset class without purchasing or selling the underlying securities. Writing covered put or call options can enable a fund to enhance income by reason of the premiums paid by the purchasers of such options. Writing covered call options serves as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the affected fund will be obligated to sell the security at less than its market value. Writing covered put options serves as a limited long hedge, because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the fund will be obligated to purchase the security at more than its market value. The securities or other assets used as cover for over-the-counter options written by a fund would be considered illiquid to the extent described under "The Funds' Investments, Related Risks and Limitations--Illiquid Securities."

         The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options normally have expiration dates of up to nine months. Generally, over-the-counter options on bonds are European-style options. This means that the option can only be exercised immediately prior to its expiration. This is in contract to American-style options that may be exercised at any time. There are also other types of options that may be exercised on certain specified dates before expiration. Options that expire unexercised have no value.

         A fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a fund to realize profits or limit losses on an option position prior to its exercise or expiration.

         The funds may purchase and write both exchange-traded and over-the-counter options. Currently, many options on equity securities (stocks) are exchange-traded. Exchange markets for options on bonds exist but are relatively new, and these instruments are primarily traded on the over-the-counter market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees completion of every exchange-traded option transaction. In contrast, over-the-counter options are contracts between a fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a fund purchases or writes an over-the-counter option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

         The funds' ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The funds intend to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for over-the-counter options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although the funds will enter into over-the-counter options only with counterparties that are expected to be capable of entering into closing transactions with the funds, there is no assurance that a fund will in fact be able to close out an over-the-counter option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a fund might be unable to close out an over-the-counter option position at any time prior to its expiration.

         If a fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered put or call option written by the fund could cause material losses because the fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

         A fund may purchase and write put and call options on indices in much the same manner as the more traditional options discussed above, except the index options may serve as a hedge against overall fluctuations in a securities market (or market sector) rather than anticipated increases or decreases in the value of a particular security.

         LIMITATIONS ON THE USE OF OPTIONS. Each fund's use of options is governed by the following guidelines, which can be changed by its board without shareholder vote:

         (1) A fund may purchase a put or call option, including any straddle or spread, only if the value of its premium, when aggregated with the premiums on all other options held by the fund, does not exceed 5% of its total assets.

         (2) The aggregate value of securities underlying put options written by a fund, determined as of the date the put options are written, will not exceed 50% of its net assets.

         (3) The aggregate premiums paid on all options (including options on securities and stock or bond indices and options on futures contracts) purchased by a fund that are held at any time will not exceed 20% of its net assets.

         FUTURES. The funds may purchase and sell securities index futures contracts and interest rate future contracts. The funds may purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options on securities or indices. In addition, a fund may purchase or sell futures contracts or purchase options thereon to increase or reduce its exposure to an asset class without purchasing or selling the underlying securities, either as a hedge or to enhance return or realize gains.

         Futures strategies also can be used to manage the average duration of a fund's bond portfolio. If Mitchell Hutchins wishes to shorten the average duration of a fund's bond portfolio, the fund may sell a futures contract or a call option thereon, or purchase a put option on that futures contract. If Mitchell Hutchins wishes to lengthen the average duration of the fund's bond portfolio, the fund may buy a futures contract or a call option thereon, or sell a put option thereon.

         A fund may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order synthetically to create a long futures contract position. Such options would have the same strike prices and expiration dates. A fund will engage in this strategy only when it is more advantageous to a fund than is purchasing the futures contract.

         No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, obligations of the United States or obligations fully guaranteed as to principal and interest by the United States, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

         Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of each fund's obligations to or from a futures broker. When a fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a fund purchases or sells a futures contract or writes a call option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

         Holders and writers of futures positions and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

         Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or related option can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

         If a fund were unable to liquidate a futures or related options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. A fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, a fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

         Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related options positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

         LIMITATIONS ON THE USE OF FUTURES AND RELATED OPTIONS. Each fund's use of futures and related options is governed by the following guidelines, which can be changed by its board without shareholder vote:

         (1) To the extent a fund enters into futures contracts and options on futures positions that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of its net assets.

         (2) The aggregate premiums paid on all options (including options on securities, foreign currencies and securities indices and options on futures contracts) purchased by each fund that are held at any time will not exceed 20% of its net assets.

         (3) The aggregate margin deposits on all futures contracts and options thereon held at any time by each fund will not exceed 5% of its total assets.

         SWAP TRANSACTIONS. Each fund may enter into swap transactions, which include swaps, caps, floors and collars relating to interest rates, securities or other instruments. Interest rate swaps involve an agreement between two parties to exchange payments that are based, for example, on variable and fixed rates of interest and that are calculated on the basis of a specified amount of principal (the "notional principal amount") for a specified period of time. Interest rate cap and floor transactions involve an agreement between two parties in which the first party agrees to make payments to the counterparty when a designated market interest rate goes above (in the case of a cap) or below (in the case of a floor) a designated level on predetermined dates or during a specified time period. Interest rate collar transactions involve an agreement between two parties in which payments are made when a designated market interest rate either goes above a designated ceiling level or goes below a designated floor level on predetermined dates or during a specified time period. Equity swaps or other swaps relating to securities or other instruments are also similar, but they are based on changes in the value of the underlying securities or instruments. For example, an equity swap might involve an exchange of the value of a particular security or securities index in a certain notional amount for the value of another security or index or for the value of interest on that notional amount at a specified fixed or variable rate.

         Each fund may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its bond portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. A fund may use interest rate swaps, caps, floors and collars as a hedge on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities. Interest rate swap transactions are subject to risks comparable to those described above with respect to other derivatives strategies.

         A fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the fund receiving or paying, as the case may be, only the net amount of the two payments. Since segregated accounts will be established with respect to such transactions, Mitchell Hutchins believes such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to the fund's borrowing restrictions. The net amount of the excess, if any, of the fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis, and appropriate fund assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account as described above in "Investment Policies and Restrictions--Segregated Accounts." The fund also will establish and maintain such segregated accounts with respect to its total obligations under any swaps that are not entered into on a net basis.

         A fund will enter into interest rate swap transactions only with banks and recognized securities dealers or their respective affiliates believed by Mitchell Hutchins to present minimal credit risk in accordance with guidelines established by the fund's board. If there is a default by the other party to such a transaction, the fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.


 ORGANIZATION OF TRUSTS; TRUSTEES AND OFFICERS; PRINCIPAL HOLDERS OF SECURITIES


         Each Trust was formed as a business trust under the laws of the Commonwealth of Massachusetts. America Fund and Olympus Fund were formed on October 31, 1986. Managed Assets Trust was formed on August 9, 1991. Securities Trust was formed on December 3, 1992. Securities Trust has two operating series; the other Trusts each have one series. Each Trust is governed by a board of trustees, which is authorized to establish additional series and to issue an unlimited number of shares of beneficial interest of each existing or future series, par value $0.001 per share. The board of each Trust oversees its operations.

         The trustees and executive officers of each Trust, their ages, business addresses and principal occupations during the past five years are:



        NAME AND ADDRESS; AGE               POSITION WITH EACH TRUST                BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
        ---------------------               ------------------------                ----------------------------------------
Margo N. Alexander*'D'; 52                   Trustee and President        Mrs. Alexander is Chairman (since March 1999),
                                                                          chief executive officer and a director of Mitchell
                                                                          Hutchins (since January 1995), and an executive
                                                                          vice president and a director of PaineWebber (since
                                                                          March 1984). Mrs. Alexander is president and a
                                                                          director or trustee of 32 investment companies for
                                                                          which Mitchell Hutchins, PaineWebber or one of
                                                                          their affiliates serves as investment adviser.

Richard Q. Armstrong; 64                            Trustee               Mr. Armstrong is chairman and principal of R.Q.A.
One Old Church Road                                                       Enterprises (management consulting firm) (since
Unit #6                                                                   April 1991 and principal occupation since March
Greenwich, CT 06830                                                       1995). Mr. Armstrong was chairman of the board,
                                                                          chief executive officer and co-owner of Adirondack
                                                                          Beverages (producer and distributor of soft drinks
                                                                          and sparkling/still waters) (October 1993-March
                                                                          1995). He was a partner of The New England
                                                                          Consulting Group (management consulting firm)
                                                                          (December 1992-September 1993). He was managing
                                                                          director of LVMH U.S. Corporation (U.S. subsidiary
                                                                          of the French luxury goods conglomerate, Louis
                                                                          Vuitton Moet Hennessey Corporation) (1987-1991) and
                                                                          chairman of its wine and spirits subsidiary,
                                                                          Schieffelin & Somerset Company (1987-1991). Mr.
                                                                          Armstrong is a director or trustee of 31 investment
                                                                          companies for which Mitchell Hutchins, PaineWebber
                                                                          or one of their affiliates serves as investment
                                                                          adviser.


        NAME AND ADDRESS; AGE               POSITION WITH EACH TRUST                BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
        ---------------------               ------------------------                ----------------------------------------

E. Garrett Bewkes, Jr.**'D'; 73           Trustee and Chairman of the     Mr. Bewkes is a director of Paine Webber Group Inc.
                                               Board of Trustees          ("PW Group") (holding company of PaineWebber and
                                                                          Mitchell Hutchins). Prior to December 1995, he was
                                                                          a consultant to PW Group. Prior to 1988, he was
                                                                          chairman of the board, president and chief
                                                                          executive officer of American Bakeries Company. Mr.
                                                                          Bewkes is a director of Interstate Bakeries
                                                                          Corporation. Mr. Bewkes is a director or trustee of
                                                                          35 investment companies for which Mitchell
                                                                          Hutchins, PaineWebber or one of their affiliates
                                                                          serves as investment adviser.

Richard R. Burt; 52                                 Trustee               Mr. Burt is chairman of IEP Advisors, Inc.
1275 Pennsylvania Ave, N.W.                                               (international investments and consulting firm)
Washington, DC 20004                                                      (since March 1994) and a partner of McKinsey &
                                                                          Company (management consulting firm) (since 1991).
                                                                          He is also a director of Archer-Daniels-Midland Co.
                                                                          (agricultural commodities), Hollinger International
                                                                          Co. (publishing), Homestake Mining Corp. (gold
                                                                          mining), Powerhouse Technologies Inc. (provides
                                                                          technology to gaming and wagering industry) and
                                                                          Chairman of Weirton Steel Corp. (makes and finishes
                                                                          steel products) since April 1996. He was the chief
                                                                          negotiator in the Strategic Arms Reduction Talks
                                                                          with the former Soviet Union (1989-1991) and the
                                                                          U.S. Ambassador to the Federal Republic of Germany
                                                                          (1985-1989). Mr. Burt is a director or trustee of
                                                                          31 investment companies for which Mitchell
                                                                          Hutchins, PaineWebber or one of their affiliates
                                                                          serves as investment adviser.

Mary C. Farrell**'D'; 49                            Trustee               Ms. Farrell is a managing director, senior
                                                                          investment strategist and member of the Investment
                                                                          Policy Committee of PaineWebber. Ms. Farrell joined
                                                                          PaineWebber in 1982. She is a member of the
                                                                          Financial Women's Association and Women's Economic
                                                                          Roundtable and appears as a regular panelist on
                                                                          Wall $treet Week with Louis Rukeyser. She also
                                                                          serves on the Board of Overseers of New York
                                                                          University's Stern School of Business. Ms. Farrell
                                                                          is a director or trustee of 30 investment companies
                                                                          for which Mitchell Hutchins, PaineWebber or one of
                                                                          their affiliates serves as investment adviser.


        NAME AND ADDRESS; AGE               POSITION WITH EACH TRUST                BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
        ---------------------               ------------------------                ----------------------------------------
Meyer Feldberg; 57                                  Trustee               Mr. Feldberg is Dean and Professor of Management of
Columbia University                                                       the Graduate School of Business, Columbia
101 Uris Hall                                                             University. Prior to 1989, he was president of the
New York, NY 10027                                                        Illinois Institute of Technology. Dean Feldberg is
                                                                          also a director of Primedia, Inc. (publishing),
                                                                          Federated Department Stores, Inc. (operator of
                                                                          department stores) and Revlon, Inc. (cosmetics).
                                                                          Dean Feldberg is a director or trustee of 34
                                                                          investment companies for which Mitchell Hutchins,
                                                                          PaineWebber or one of their affiliates serves as
                                                                          investment adviser.

George W. Gowen; 70                                 Trustee               Mr. Gowen is a partner in the law firm of
666 Third Avenue                                                          Dunnington, Bartholow & Miller. Prior to May 1994,
New York, NY 10017                                                        he was a partner in the law firm of Fryer, Ross &
                                                                          Gowen. Mr. Gowen is a director or trustee of 34
                                                                          investment companies for which Mitchell Hutchins,
                                                                          Paine Webber or one of their affiliates serves as
                                                                          investment adviser.

Frederic V. Malek; 62                               Trustee               Mr. Malek is chairman of Thayer Capital Partners
1455 Pennsylvania Ave, N.W.                                               (merchant bank). From January 1992 to November
Suite 350                                                                 1992, he was campaign manager of Bush-Quayle `92.
Washington, DC 20004                                                      From 1990 to 1992, he was vice chairman and, from
                                                                          1989 to 1990, he was president of Northwest
                                                                          Airlines Inc., NWA Inc. (holding company of
                                                                          Northwest Airlines Inc.) and Wings Holdings Inc.
                                                                          (holding company of NWA Inc.). Prior to 1989, he
                                                                          was employed by the Marriott Corporation (hotels,
                                                                          restaurants, airline catering and contract
                                                                          feeding), where he most recently was an executive
                                                                          vice president and president of Marriott Hotels and
                                                                          Resorts. Mr. Malek is also a director of Aegis
                                                                          Communications, Inc. (tele-services), American
                                                                          Management Systems, Inc. (management consulting and
                                                                          computer related services), Automatic Data
                                                                          Processing, Inc. (computing), CB Richard Ellis,
                                                                          Inc. (real estate services), FPL Group, Inc.
                                                                          (electric services), Global Vacation Group
                                                                          (packaged vacations), HCR/Manor Care, Inc. (health
                                                                          care) and Northwest Airlines Inc. Mr. Malek is a
                                                                          director or trustee of 31 investment companies for
                                                                          which Mitchell Hutchins, PaineWebber or one of
                                                                          their affiliates serves as investment adviser.


        NAME AND ADDRESS; AGE               POSITION WITH EACH TRUST                BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
        ---------------------               ------------------------                ----------------------------------------
Carl W. Schafer; 63                                 Trustee               Mr. Schafer is president of the Atlantic Foundation
66 Witherspoon Street, #1100                                              (charitable foundation supporting mainly
Princeton, NJ 08542                                                       oceanographic exploration and research). He is a
                                                                          director of Labor Ready, Inc. (temporary
                                                                          employment), Roadway Express, Inc. (trucking), The
                                                                          Guardian Group of Mutual Funds, the Harding,
                                                                          Loevner Funds, Evans Systems, Inc. (motor fuels,
                                                                          convenience store and diversified company),
                                                                          Electronic Clearing House, Inc., (financial
                                                                          transactions processing), Frontier Oil Corporation
                                                                          and Nutraceutix, Inc. (biotechnology company).
                                                                          Prior to January 1993, he was chairman of the
                                                                          Investment Advisory Committee of the Howard Hughes
                                                                          Medical Institute. Mr. Schafer is a director or
                                                                          trustee of 31 investment companies for which
                                                                          Mitchell Hutchins, PaineWebber or one of their
                                                                          affiliates serves as investment adviser.

Brian M. Storms*'D'; 45                             Trustee               Mr. Storms is president and chief operating officer
                                                                          of Mitchell Hutchins (since March 1999). Mr. Storms
                                                                          was president of Prudential Investments
                                                                          (1996-1999). Prior to joining Prudential, he was a
                                                                          managing director at Fidelity Investments. Mr.
                                                                          Storms is a director or trustee of 31 investment
                                                                          companies for which Mitchell Hutchins, PaineWebber
                                                                          or one of their affiliates serves as investment
                                                                          adviser.

Christopher G. Altschul*; 32                     Vice President           Mr. Altschul is a first vice president and
                                          (Managed Assets Trust only)     portfolio manager of Mitchell Hutchins. Prior to
                                                                          April 1995, he was an equity analyst at Chase
                                                                          Manhattan Bank. Mr. Altschul is a vice president of
                                                                          one investment company for which Mitchell Hutchins,
                                                                          PaineWebber or their affiliates serves as
                                                                          investment adviser.

Ellen R. Harris*; 53                             Vice President           Ms. Harris is a managing director and a portfolio
                                              (Olympus Fund only)         manager of Mitchell Hutchins. Ms. Harris is a vice
                                                                          president of two investment companies for which
                                                                          Mitchell Hutchins, PaineWebber or one of their
                                                                          affiliates serves as investment adviser.

Donald R. Jones*; 39                             Vice President           Mr. Jones is a senior vice president and a
                                            (Securities Trust only)       portfolio manager of Mitchell Hutchins. Prior to
                                                                          February 1996, he was a vice president in the asset
                                                                          management group of First Fidelity Bancorporation.
                                                                          Mr. Jones is a vice president of two investment
                                                                          companies for which Mitchell Hutchins, PaineWebber
                                                                          or one of their affiliates serves as investment
                                                                          adviser.


        NAME AND ADDRESS; AGE               POSITION WITH EACH TRUST                BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
        ---------------------               ------------------------                ----------------------------------------
James F. Keegan*; 39                             Vice President           Mr. Keegan is a senior vice president and a
                                            (Securities Trust only)       portfolio manager of Mitchell Hutchins. Prior to
                                                                          March 1996, he was director of fixed income
                                                                          strategy and research of Merrion Group, L.P. From
                                                                          1987 to 1994, he was a vice president of global
                                                                          investment management of Bankers Trust. Mr. Keegan
                                                                          is a vice president of four investment companies
                                                                          for which Mitchell Hutchins, PaineWebber or one of
                                                                          their affiliates serves as investment adviser.

John J. Lee**; 31                              Vice President and         Mr. Lee is a vice president and a manager of the
                                              Assistant Treasurer         mutual fund finance department of Mitchell
                                                                          Hutchins. Prior to September 1997, he was an audit
                                                                          manager in the financial services practice of Ernst
                                                                          & Young LLP. Mr. Lee is a vice president and
                                                                          assistant treasurer of 32 investment companies for
                                                                          which Mitchell Hutchins, PaineWebber or one of
                                                                          their affiliates serves as an investment adviser.

Thomas J. Libassi*; 40                           Vice President           Mr. Libassi is a senior vice president and a
                                            (Securities Trust only)       portfolio manager of Mitchell Hutchins. Prior to
                                                                          May 1994, he was a vice president of Keystone
                                                                          Custodian Funds Inc. with portfolio management
                                                                          responsibility. Mr. Libassi is a vice president of
                                                                          six investment companies for which Mitchell
                                                                          Hutchins, PaineWebber or one of their affiliates
                                                                          serves as investment adviser.

Kevin J. Mahoney**; 34                    Vice President and Assistant    Mr. Mahoney is a first vice president and a senior
                                                   Treasurer              manager of the mutual fund finance department of
                                                                          Mitchell Hutchins. From August 1996 through March
                                                                          1999, he was the manager of the mutual fund
                                                                          internal control group of Salomon Smith Barney.
                                                                          Prior to August 1996, he was an associate and
                                                                          assistant treasurer for BlackRock Financial
                                                                          Management L.P. Mr. Mahoney is a vice president and
                                                                          assistant treasurer of 32 investment companies for
                                                                          which Mitchell Hutchins, PaineWebber or one of
                                                                          their affiliates serves as investment adviser.

Dennis McCauley*; 53                             Vice President           Mr. McCauley is a managing director and chief
                                            (Securities Trust only)       investment officer--fixed income of Mitchell
                                                                          Hutchins. Prior to December 1994, he was director
                                                                          of fixed income investments of IBM Corporation. Mr.
                                                                          McCauley is a vice president of 22 investment
                                                                          companies for which Mitchell Hutchins, PaineWebber
                                                                          or one of their affiliates serves as investment
                                                                          adviser.

Ann E. Moran**; 42                             Vice President and         Ms. Moran is a vice president and a manager of the
                                              Assistant Treasurer         mutual fund finance department of Mitchell
                                                                          Hutchins. Ms. Moran is a vice president and
                                                                          assistant treasurer of 32 investment companies for
                                                                          which Mitchell Hutchins, PaineWebber or one of
                                                                          their affiliates serves as investment adviser.


        NAME AND ADDRESS; AGE               POSITION WITH EACH TRUST                BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
        ---------------------               ------------------------                ----------------------------------------
Dianne E. O'Donnell**; 47                 Vice President and Secretary    Ms. O'Donnell is a senior vice president and deputy
                                                                          general counsel of Mitchell Hutchins. Ms. O'Donnell
                                                                          is a vice president and secretary of 31 investment
                                                                          companies and a vice president and assistant
                                                                          secretary of one investment company for which
                                                                          Mitchell Hutchins, PaineWebber or one of their
                                                                          affiliates serves as investment adviser.

Emil Polito*; 40                                 Vice President           Mr. Polito is a senior vice president and director
                                                                          of operations and control for Mitchell Hutchins.
                                                                          Mr. Polito is a vice president of 32 investment
                                                                          companies for which Mitchell Hutchins, PaineWebber
                                                                          or one of their affiliates serves as investment
                                                                          adviser.

Victoria E. Schonfeld**; 48                      Vice President           Ms. Schonfeld is a managing director and general
                                                                          counsel of Mitchell Hutchins (since May 1994) and a
                                                                          senior vice president of PaineWebber (since July
                                                                          1995). Ms. Schonfeld is a vice president of 31
                                                                          investment companies and a vice president and
                                                                          secretary of one investment company for which
                                                                          Mitchell Hutchins, PaineWebber or one of their
                                                                          affiliates serves as investment adviser.

Paul H. Schubert**; 36                    Vice President and Treasurer    Mr. Schubert is a senior vice president and
                                                                          director of the mutual fund finance department of
                                                                          Mitchell Hutchins. From August 1992 to August 1994,
                                                                          he was a vice president at BlackRock Financial
                                                                          Management L.P. Mr. Schubert is a vice president
                                                                          and treasurer of 32 investment companies for which
                                                                          Mitchell Hutchins, PaineWebber or one of their
                                                                          affiliates serves as investment adviser.

Antony J. Scott*; 36                             Vice President           Mr. Scott is a first vice president and portfolio
                                          (Managed Assets Trust only)     manager of Mitchell Hutchins. Prior to May 1996, he
                                                                          was a research analyst at Morgan Stanley. Mr. Scott
                                                                          is a vice president of one investment company for
                                                                          which Mitchell Hutchins, PaineWebber or one of
                                                                          their affiliates serves as investment adviser.

Nirmal Singh*; 43                                Vice President           Mr. Singh is a senior vice president and a
                                            (Securities Trust only)       portfolio manager of Mitchell Hutchins. Mr. Singh
                                                                          is a vice president of four investment companies
                                                                          for which Mitchell Hutchins, PaineWebber or one of
                                                                          their affiliates serves as investment adviser.

Barney A. Taglialatela**; 38                   Vice President and         Mr. Taglialatela is a vice president and a manager
                                              Assistant Treasurer         of the mutual fund finance department of Mitchell
                                                                          Hutchins. Prior to February 1995, he was a manager
                                                                          of the mutual fund finance division of Kidder
                                                                          Peabody Asset Management, Inc. Mr. Taglialatela is
                                                                          a vice president and assistant treasurer of 32
                                                                          investment companies for which Mitchell Hutchins,
                                                                          PaineWebber or one of their affiliates serves as
                                                                          investment adviser.


        NAME AND ADDRESS; AGE               POSITION WITH EACH TRUST                BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
        ---------------------               ------------------------                ----------------------------------------
Mark A. Tincher*; 44                             Vice President           Mr. Tincher is a managing director and chief
                                                                          investment officer--equities of Mitchell Hutchins.
                                                                          Prior to March 1995, he was a vice president and
                                                                          directed the U.S. funds management and equity
                                                                          research areas of Chase Manhattan Private Bank. Mr.
                                                                          Tincher is a vice president of 13 investment
                                                                          companies for which Mitchell Hutchins, PaineWebber
                                                                          or one of their affiliates serves as investment
                                                                          adviser.

Stuart Waugh*; 44                                Vice President           Mr. Waugh is a managing director and a portfolio
                                            (Securities Trust only)       manager of Mitchell Hutchins responsible for global
                                                                          fixed income investments and currency trading. Mr.
                                                                          Waugh is a vice president of five investment
                                                                          companies for which Mitchell Hutchins, PaineWebber
                                                                          or one of their affiliates serves as investment
                                                                          adviser.

Keith A. Weller**; 38                          Vice President and         Mr. Weller is a first vice president and associate
                                              Assistant Secretary         general counsel of Mitchell Hutchins. Prior to May
                                                                          1995, he was an attorney in private practice. Mr.
                                                                          Weller is a vice president and assistant secretary
                                                                          of 31 investment companies for which Mitchell
                                                                          Hutchins, PaineWebber or one of their affiliates
                                                                          serves as investment adviser.

-------------
* The business address of each listed person is 51 West 52nd Street, New York, New York 10019-6114.

** The business address of each listed person is 1285 Avenue of the Americas, New York, New York 10019.

'D' Mrs. Alexander, Mr. Bewkes, Ms. Farrell and Mr. Storms are "interested persons" of each fund as defined in the Investment Company Act by virtue of their positions with Mitchell Hutchins, PaineWebber, and/or PW Group.

         Board members are compensated as follows:

                  OLYMPUS FUND AND AMERICA FUND pays each trustee who is not an "interested person" of the Trust $1,500 annually for each series. Each Trust presently has one series and thus pays each such trustee $1,500 annually, plus any additional amounts due for board or committee meetings.

                  MANAGED ASSETS TRUST pays each board members who are not "interested persons" of the Trust $1,000 annually for its sole series, plus any additional amounts due for board or committee meetings.

                  SECURITIES TRUST has two series and pays each board member who is not an "interested person" of the Trust $1,500 annually for Small Cap Fund and an additional $1,000 annually for its second series. Therefore, Securities Trust pays each such board member $2,500 annually, plus any additional amounts due for board or committee meetings.

         Each Trust pays up to $150 per series for each board meeting and each separate meeting of a board committee. Each chairman of the audit and contract review committees of individual funds within the PaineWebber fund complex receives additional compensation, aggregating $15,000 annually, from the relevant funds. All board members are reimbursed for any expenses incurred in attending meetings. Board members and officers own in the aggregate less than 1% of the outstanding shares of any class of each fund. Because PaineWebber, Mitchell

Hutchins and, as applicable, a sub-adviser perform substantially all the services necessary for the operation of the Trusts and each fund, the Trusts require no employees. No officer, director or employee of Mitchell Hutchins or PaineWebber presently receives any compensation from the Trust for acting as a board member or officer.

         The table below includes certain information relating to the compensation of each Trust's current trustees from the Trust and the compensation of those trustees from all PaineWebber funds during the periods indicated.


                               COMPENSATION TABLE'D'

                                AGGREGATE           AGGREGATE          AGGREGATE          AGGREGATE             TOTAL
                               COMPENSATION     COMPENSATION FROM     COMPENSATION       COMPENSATION     COMPENSATION FROM
 NAME OF PERSON,               FROM AMERICA      MANAGED ASSETS     FROM SECURITIES      FROM OLYMPUS         THE FUND
   POSITION                      FUND(1)             TRUST(1)           TRUST(2)            FUND(1)           COMPLEX(3)
   --------                      --------            --------           --------            -------           ----------
Richard Q. Armstrong,               $2,310              $1,810             $4,090             $2,310            $101,372
  Trustee
Richard R. Burt,                    $2,280              $1,780             $4,030             $2,280            $101,372
  Trustee
Meyer Feldberg,                     $2,962              $2,462             $5,394             $2,962            $116,222
  Trustee
George W. Gowen,                    $2,310              $1,810             $4,090             $2,310            $108,272
  Trustee
Frederic V. Malek,                  $2,310              $1,810             $4,090             $2,310            $101,372
  Trustee
Carl W. Schafer,                    $2,310              $1,810             $4,090             $2,310            $101,372
  Trustee


--------------------
'D' Only independent board members are compensated by the PaineWebber funds and identified above; board members who are "interested persons," as defined by the Investment Company Act, do not receive compensation.

(1) Represents fees paid to each Trustee from the Trust indicated for the fiscal year ended August 31, 1999.

(2) Represents fees paid to each Trustee from the Trust indicated for the fiscal year ended July 31, 1999.

(3) Represents total compensation paid during the calendar year ended December 31, 1998, to each board member by 31 investment companies (33 in the case of Messrs. Feldberg and Gowen) for which Mitchell Hutchins, PaineWebber or one of their affiliates served as investment adviser. No fund within the PaineWebber fund complex has a bonus, pension, profit sharing or retirement plan.

                         PRINCIPAL HOLDERS OF SECURITIES

         As of October 31, 1999, the following shareholder is shown in Olympus Fund's records as owning 5% or more of Growth Fund's shares:


     NAME AND ADDRESS*                                   NUMBER AND PERCENTAGE OF SHARES
     -----------------                                  BENEFICIALLY OWNED AS OF OCTOBER 31, 1999
                                                        -----------------------------------------
  Northern Trust Company as Trustee for the                1,114,350.516
  benefit of  PaineWebber 401(k) Plan                              6.55%


---------------

    * The shareholder listed may be contacted c/o Mitchell Hutchins Asset Management Inc., 51 West 52nd Street, New York, NY 10019-6114.


       INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION ARRANGEMENTS

         INVESTMENT ADVISORY AND ADMINISTRATION ARRANGEMENTS. Mitchell Hutchins acts as the investment adviser and administrator of each fund pursuant to a separate contract (each an "Advisory Contract") with each fund. Under the Advisory Contracts, each fund pays Mitchell Hutchins a fee at the annual rate specified below. The Advisory Contract for the Growth Fund is dated March 1, 1989. Growth Fund pays Mitchell Hutchins a fee at the annual rate of 0.75% of the Fund's average daily net assets, computed daily and paid monthly. The Advisory Contract for Growth and Income Fund is dated March 1, 1989. Growth and Income Fund pays Mitchell Hutchins a fee at the annual rate of 0.70% of the Fund's average daily net assets, computed daily and paid monthly. The Advisory Contract for the Mid Cap Fund is dated March 20, 1992. Mid Cap Fund pays Mitchell Hutchins a fee at the annual rate of 1.00% of the Fund's average daily net assets, computed daily and paid monthly. The Advisory Contract for Small Cap Fund is dated January 28, 1993. Small Cap Fund pays Mitchell Hutchins a fee at the annual rate of 1.00% of the Fund's average daily net assets, computed daily and paid monthly.

         During each of the periods indicated, Mitchell Hutchins earned (or accrued) advisory and administration fees in the amounts set forth below:


                                                                        FISCAL YEARS ENDED
                                                            1999              1998              1997
                                                            ----              ----              ----
Growth Fund (8/31)....................................    $ 3,177,112     $2,858,153        $2,934,644
Growth and Income Fund (8/31).........................    $10,130,336     $8,823,952        $5,312,189
Small Cap Fund (7/31).................................    $ 1,035,125     $1,340,576        $  873,636


                                   FISCAL YEAR      FIVE MONTH PERIOD     FISCAL YEAR      FISCAL YEAR
                                  ENDED AUGUST        ENDED AUGUST        ENDED MARCH      ENDED MARCH
                                    31, 1999            31, 1998            31, 1998        31, 1997
                                  -------------     -----------------    --------------    ------------
Mid Cap Fund.....................  $1,733,828            $964,741          $2,680,122       $2,684,390

         Prior to May 1, 1998, Denver Investment Advisors, LLC served as investment sub-adviser for Mid Cap Fund pursuant to a separate contract with Mitchell Hutchins dated March 21, 1995. Under that contract and a substantially identical prior contract, for the one month ended May 1, 1998 and the fiscal years ended March 31, 1998 and March 31, 1997, Mitchell Hutchins (not the Fund) paid Denver Investment Advisors LLC sub-advisory fees in the amount of $110,392, $1,340,049 and $1,342,195, respectively.

         Under the terms of the applicable Advisory Contract, each fund bears all expenses incurred in its operation that are not specifically assumed by Mitchell Hutchins. General expenses of the Trust not readily identifiable as belonging to a specific series of the Trust are allocated among series by or under the direction of the Trust's board in such manner as the board deems fair and equitable. Expenses borne by each fund include the following: (1) the cost (including brokerage commissions, if any) of securities purchased or sold by the fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the fund by Mitchell Hutchins; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of the fund's shares under federal and state securities laws and maintenance of such registrations and qualifications; (5) fees and salaries payable to board members who are not interested persons of each Trust or Mitchell Hutchins; (6) all expenses incurred in connection with the board members' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for the independent board members; (11) charges of custodians, transfer agents and other agents; (12) costs of preparing share certificates; (13) expenses of setting in type and printing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders and costs of mailing such materials to existing shareholders; (14) any extraordinary expenses (including fees and disbursements of counsel) incurred by the fund; (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (17) the cost of investment company literature and other publications provided to trustees and officers; and (18) costs of mailing, stationery and communications equipment.

         Under each Advisory Contract, Mitchell Hutchins will not be liable for any error of judgment or mistake of law or for any loss suffered by a fund in connection with the performance of the Advisory Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Mitchell Hutchins in the performance of its duties or from reckless disregard of its duties and obligations thereunder. Each Advisory Contract terminates automatically upon its assignment and is terminable at any time without penalty by the board or by vote of the holders of a majority of a fund's outstanding voting securities, on 60 days' written notice to Mitchell Hutchins or by Mitchell Hutchins on 60 days' written notice to a fund.

         Prior to August 1, 1997, PaineWebber provided certain services to each fund not otherwise provided by its transfer agent. Pursuant to an agreement between PaineWebber and each fund relating to those services, PaineWebber earned (or accrued) the amounts set forth below during the periods indicated:


                                                                  FISCAL YEAR
                                                                  ENDED 1997
                                                                --------------
Growth Fund (8/31)........................................            $110,890
Growth and Income Fund (8/31).............................             191,744
Small Cap Fund (7/31).....................................              35,040


                                                    FISCAL YEAR ENDED      FISCAL YEAR ENDED
                                                      MARCH 31, 1998         MARCH 31, 1997
                                                    -----------------      -----------------
Mid Cap Fund.................................            $28,077                 $89,240


         Subsequent to July 31, 1997, PFPC (not the funds) pays PaineWebber for certain transfer agency-related services that PFPC has delegated to PaineWebber.

         SECURITIES LENDING. During the periods indicated, each fund paid (or accrued) the following fees to PaineWebber for its services as securities lending agent:


FUND                                                               FISCAL YEAR ENDED
----                                                               -----------------
                                                              1999               1998
                                                              -----              -----
Growth Fund (8/31)................................           $48,764            $82,147
Growth and Income Fund (8/31).....................            13,888             57,530
Small Cap Fund (7/31).............................            23,627             25,267



                                             FISCAL YEAR        FIVE MONTH        FISCAL YEAR
                                            ENDED AUGUST       PERIOD ENDED       ENDED MARCH
                                                31, 1999      AUGUST 31, 1998       31, 1998
                                            ------------      ---------------     -----------
         Mid Cap Fund.....................    $31,282             $ 8,609           $ 2,859

         NET ASSETS. The following table shows the approximate net assets as of October 31, 1999, sorted by category of investment objective, of the investment companies as to which Mitchell Hutchins serves as adviser or sub-adviser. An investment company may fall into more than one of the categories below.


                                                                               NET ASSETS
                                         INVESTMENT CATEGORY                     ($MIL)
                                         -------------------                   ----------
               Domestic (excluding Money Market)..........................      $7,873.9
               Global.....................................................       4,651.4
               Equity/Balanced............................................       7,822.0
               Fixed Income (excluding Money Market)......................       4,703.3
                        Taxable Fixed Income..............................       3,233.7
                        Tax-Free Fixed Income.............................       1,469.6
               Money Market Funds.........................................      36,069.2


         PERSONAL TRADING POLICIES. Mitchell Hutchins personnel may invest in securities for their own accounts pursuant to a code of ethics that describes the fiduciary duty owed to shareholders of PaineWebber mutual funds and other Mitchell Hutchins advisory accounts by all Mitchell Hutchins' directors, officers and employees, establishes procedures for personal investing and restricts certain transactions. For example, employee accounts generally must be maintained at PaineWebber, personal trades in most securities require pre-clearance and short-term trading and participation in initial public offerings generally are prohibited. In addition, the code of ethics puts restrictions on the timing of personal investing in relation to trades by PaineWebber Funds and other Mitchell Hutchins advisory clients. Personnel of each sub-adviser may also invest in securities for their own accounts pursuant to comparable codes of ethics.

         DISTRIBUTION ARRANGEMENTS. Mitchell Hutchins acts as the distributor of each class of shares of each Fund under separate distribution contracts with each Trust (collectively, "Distribution Contracts") that require Mitchell Hutchins to use its best efforts, consistent with its other businesses, to sell shares of each Fund. Shares of each of the Funds are offered continuously. Under separate exclusive dealer agreements between Mitchell Hutchins and PaineWebber relating to each class of shares (collectively, "Exclusive Dealer Agreements") PaineWebber and its correspondent firms sell the Funds' shares.

         Under separate plans of distribution pertaining to the Class A, Class B and Class C shares adopted by each Trust in the manner prescribed under Rule 12b-1 under the 1940 Act ("Class A Plan," "Class B Plan" and "Class C Plan," " collectively, "Plans"), each Funds pay Mitchell Hutchins a service fee, accrued daily and payable monthly, at the annual rate of 0.25% of the average daily net assets for each class, except that the Class A Plans for Growth Fund and Growth and Income Fund provide that the service fee paid with respect to shares sold prior to December 2, 1988 ("Old Shares") is paid at the annual rate of 0.15% of the Fund's net assets represented by such Old Shares. Shares acquired through new purchases, reinvestment of dividends and other distributions and exchanges on/or after December 2, 1988 are not considered "Old Shares" for this purpose. Under the Class B Plan and the Class C Plan, those Funds also pay Mitchell Hutchins a distribution fee, accrued daily and payable monthly, at the annual rate of 0.75% of the average daily net assets of the Class B shares and Class C shares, respectively. There is no distribution plan with respect to the Funds' Class Y shares.

         Mitchell Hutchins uses the service fees under the Plans for Class A, B and C shares primarily to pay PaineWebber for shareholder servicing, currently at the annual rate of 0.25% of the aggregate investment amounts maintained in each fund by PaineWebber clients. PaineWebber then compensates its Financial Advisors for shareholder servicing that they perform and offsets its own expenses in servicing and maintaining shareholder accounts.

         Mitchell Hutchins uses the distribution fees under the Class B and Class C Plans to:

               Offset the commissions it pays to PaineWebber for selling each fund's Class B and Class C shares, respectively.

               Offset each fund's marketing costs attributable to such classes, such as preparation, printing and distribution of sales literature, advertising and prospectuses to prospective investors and related overhead expenses, such as employee salaries and bonuses.

         PaineWebber compensates Financial Advisors when Class B and Class C shares are bought by investors, as well as on an ongoing basis. Mitchell Hutchins receives no special compensation from any of the funds or investors at the time Class B or C shares are bought.

         Mitchell Hutchins receives the proceeds of the initial sales charge paid when Class A shares are bought and of the contingent deferred sales charge paid upon sales of shares. These proceeds may be used to cover distribution expenses.

         The Plans and the related Distribution Contracts for Class A, Class B and Class C shares specify that each fund must pay service and distribution fees to Mitchell Hutchins for its activities, not as reimbursement for specific expenses incurred. Therefore, even if Mitchell Hutchins' expenses exceed the service or distribution fees it receives, the funds will not be obligated to pay more than those fees. On the other hand, if Mitchell Hutchins' expenses are less than such fees, it will retain its full fees and realize a profit. Expenses in excess of service and distribution fees received or accrued through the termination date of any Plan will be Mitchell Hutchins' sole responsibility and not that of the funds. Annually, the board of each fund reviews the Plans and Mitchell Hutchins' corresponding expenses for each class separately from the Plans and expenses of the other classes.

         Among other things, each Plan provides that (1) Mitchell Hutchins will submit to the applicable board at least quarterly, and the trustees will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the applicable board, including those trustees who are not "interested persons" of the relevant Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan, acting in person at a meeting called for that purpose, (3) payments by a Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class of the Fund, and (4) while the Plan remains in effect, the selection and nomination of trustees who are not "interested persons" of a Trust shall be committed to the discretion of the trustees who are not "interested persons" of the respective Trust.

         In reporting amounts expended under the Plans to the trustees, Mitchell Hutchins allocates expenses attributable to the sale of each class of each Fund's shares to such class based on the ratio of sales of shares of such class to the sales of all three classes of shares. The fees paid by one class of a Fund's shares will not be used to subsidize the sale of any other class of Fund shares.

         For each fund's respective fiscal year ended in 1999, the fund paid (or accrued) the following fees to Mitchell Hutchins under the Plans:


                                                       GROWTH AND                                      SMALL
                                GROWTH FUND           INCOME FUND            MID CAP FUND             CAP FUND
                                  (8/31)                (8/31)                  (8/31)                 (7/31)
                                -----------           -----------            ------------             --------
Class A                          $630,894              $2,101,282              $274,562               $106,092
Class B                          $874,272              $3,597,748              $452,325               $319,616
Class C                          $315,698              $1,758,886              $181,436               $230,517

            Mitchell Hutchins estimates that its parent corporation, PaineWebber, incurred the following shareholder service-related and distribution-related expenses with respect to each fund during the fund's 1999 fiscal year, as shown below:


                                                      CLASS A

                                             GROWTH          GROWTH AND
                                              FUND           INCOME FUND       MID CAP FUND     SMALL CAP FUND
                                             (8/31)            (8/31)             (8/31)            (7/31)
                                             --------        ----------        ------------     -------------
Marketing and advertising..........          $189,778        $1,828,674          $159,551          $173,684
Printing of prospectuses and
    statements of additional
    information to other than current
    shareholders...................            $5,845          $17,489             $4,046            $1,860
Branch network costs allocated and
    interest expense...............          $847,690       $2,168,414           $503,159          $166,081
Service fees paid to PaineWebber
    financial advisors.............          $246,049         $809,586           $107,079           $40,874



                                                      CLASS B

                                             GROWTH          GROWTH AND
                                              FUND           INCOME FUND      MID CAP FUND     SMALL CAP FUND
                                             (8/31)            (8/31)             (8/31)            (7/31)
                                             --------        ----------        ------------     -------------
Marketing and advertising..........           $60,663         $779,133            $66,360          $125,616
Amortization of commissions........          $316,013       $1,278,989           $159,517          $110,636
Printing of prospectuses and
    statements of additional
    information to other than current
    shareholders...................            $1,691           $7,459             $1,004            $1,352
Branch network costs allocated and
    interest expense...............          $284,130       $1,085,441           $217,630          $130,388
Service fees paid to PaineWebber
    financial advisors.............           $85,242         $346,093            $44,102           $30,627



                                                      CLASS C

                                             GROWTH          GROWTH AND
                                              FUND           INCOME FUND      MID CAP FUND     SMALL CAP FUND
                                             (8/31)            (8/31)            (8/31)            (8/31)
                                             --------        ----------        ------------     -------------
Marketing and advertising..........           $21,816         $380,116            $26,446           $93,972
Amortization of commissions........           $91,326         $404,010            $53,070           $66,443
Printing of prospectuses and
    statements of additional
    information to other than current
    shareholders...................              $707           $3,629               $593            $1,014
Branch network costs allocated and
    interest expense...............           $98,680         $455,975            $83,677           $87,965
Service fees paid to PaineWebber
    financial advisors.............           $30,780         $169,336            $17,690           $22,149


            "Marketing and advertising" includes various internal costs allocated by Mitchell Hutchins to its efforts at distributing the Funds' shares. These internal costs encompass office rent, salaries and other overhead expenses of various departments and areas of operations of Mitchell Hutchins. "Branch network costs allocated and interest expense" consist of an allocated portion of the expenses of various PaineWebber departments involved in the distribution of the Funds' shares, including the PaineWebber retail branch system.

            In approving each Fund's overall Flexible Pricing'sm' system of distribution, each board considered several factors, including that implementation of Flexible Pricing would (1) enable investors to choose the purchasing option best suited to their individual situation, thereby encouraging current shareholders to make additional investments in the Funds and attracting new investors and assets to the Funds to the benefit of each Fund and its shareholders, (2) facilitate distribution of the Fund's shares and (3) maintain the competitive position of a Fund in relation to other funds that have implemented or are seeking to implement similar distribution arrangements.

            In approving the Class A Plan, each board considered all the features of the distribution system, including (1) the conditions under which initial sales charges would be imposed and the amount of such charges, (2) Mitchell Hutchins' belief that the initial sales charge combined with a service fee would be attractive to PaineWebber investment executives and correspondent firms, resulting in greater growth of the Funds than might otherwise be the case, (3) the advantages to the shareholders of economics of scale resulting from growth in each Fund's assets and potential continued growth, (4) the services provided to each Fund and its shareholders by Mitchell Hutchins, (5) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (6) Mitchell Hutchins' shareholder service-related expenses and costs.

            In approving the Class B Plan, each board considered all the features of the distribution system, including (1) the conditions under which contingent deferred sales charges would be imposed and the amount of such charges, (2) the advantage to investors in having no initial sales charges deducted from Fund purchase payments and instead having the entire amount of their purchase payments immediately invested in Fund shares, (3) Mitchell Hutchins' belief that the ability of PaineWebber investment executives and correspondent firms to receive sales commissions when Class B shares are sold and continuing service fees thereafter while their customers invest their entire purchase payments immediately to Class B shares would prove attractive to the investment executives and correspondent firms, resulting in greater growth of each Fund than might otherwise be the case, (4) the advantages to the shareholders of economics of scale resulting from growth in each Fund's assets and potential continued growth, (5) the services provided to a Fund and its shareholders by Mitchell Hutchins and (6) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (7) Mitchell Hutchins' shareholder service- and distribution-related expenses and costs. The trustees also recognized that Mitchell Hutchins' willingness to compensate PaineWebber and its investment executives, without the concomitant receipt by Mitchell Hutchins of initial sales charges, was conditioned upon its expectation of being compensated under the Class B Plan.

            In approving the Class C Plan, each board considered all the features of the distribution system, including (1) the advantage to investors in having no initial sales charges deducted from Fund purchase payments d instead having the entire amount of an investor's purchase payments immediately invested in Fund shares, (2) the advantage to investors in being free from contingent deferred sales charges upon redemption for shares held more than one year and paying for distribution on an ongoing basis, (3) Mitchell Hutchins' belief that the ability of PaineWebber investment executives and correspondent firms to receive sales compensation for their sales of Class C shares on an ongoing basis, along with continuing service fees, while their customers invest their entire purchase payments immediately in Class C shares and generally do not face contingent deferred sales charges, would prove attractive to the investment executives and correspondent firms, resulting in greater growth to each Fund than might otherwise be the case, (4) the advantages to the shareholders of economies of scale resulting from growth in each Fund's assets and potential continued growth, (5) the services provided to each Fund and its shareholders by Mitchell Hutchins, (6) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (7) Mitchell Hutchins' shareholder service- and distribution-related expenses and costs. The trustees also recognized that Mitchell Hutchins' willingness to compensate PaineWebber and its investment executives without the concomitant receipt by Mitchell Hutchins of initial sales charges or contingent deferred sales charges upon redemption, was conditioned upon its expectation of being compensated under the Class C Plan.

            With respect to each Plan, the boards considered all compensation that Mitchell Hutchins would received under the Plan and the Distribution Contract, including service fees and, as applicable, initial sales charges, distribution fees and contingent deferred sales charges. The boards also considered the benefits that would accrue to Mitchell Hutchins under each Plan in that Mitchell Hutchins would receive service, distribution and advisory fees which are calculated based upon a percentage of the average net assets of each Fund, which fees would increase if the Plan were successful and the Funds attained and maintained significant asset levels.

            Under the Distribution Contracts for the Class A shares, for the fiscal years (or periods) set forth below, Mitchell Hutchins earned the following approximate amounts of sales charges and retained the following approximate amounts, net of concessions to PaineWebber as exclusive dealer.


                                                             FISCAL YEARS ENDED
                                             -------------------------------------------------
                                               1999               1998                  1997
                                             --------           --------              --------
GROWTH FUND (8/31)
Earned.......................................$222,025          $   77,935              $  113,033
Retained.......................................15,108               5,776                   6,886
GROWTH AND INCOME FUND (8/31)
Earned........................................554,856           3,377,803               1,057,894
Retained.......................................26,318             200,804                  28,748
SMALL CAP FUND (7/31)
Earned.........................................41,538             299,265                  39,599
Retained........................................2,502              17,983                   2,303



                                     FISCAL YEAR ENDED     FIVE MONTH PERIOD        FISCAL YEAR        FISCAL YEAR
                                       AUGUST 31, 1999     ENDED AUGUST 31,       ENDED MARCH 31,    ENDED MARCH 31,
                                              1999                1998                  1998            1997
                                              ----                ----                  ----            ----
MID CAP FUND
Earned.....................................$26,484               $42,878          $  79,840         $  124,319
Retained...................................  2,128                 3,039              4,826              7,597


            Mitchell Hutchins earned and retained the following contingent deferred sales charges paid upon certain redemptions of Class A, Class B and Class C shares for each fund's 1999 fiscal year:


                          GROWTH                 GROWTH AND              MID CAP                SMALL CAP
                           FUND                  INCOME FUND             FUND                   FUND
                          (8/31)                 (8/31)                  (8/31)                 (7/31)
                          ------                 -----------             -------                ---------
Class A                   $0                     N/A                     $0                     $0
Class B                   $87,416                $1,199,541              $102,439               $113,689
Class C                   $ 5,924                $   75,074              $  1,978               $ 11,385




                             PORTFOLIO TRANSACTIONS

         Subject to policies established by each board, Mitchell Hutchins is responsible for the execution of the funds' portfolio transactions and the allocation of brokerage transactions. In executing portfolio transactions, Mitchell Hutchins seeks to obtain the best net results for a fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. While Mitchell Hutchins generally seeks reasonably competitive commission rates, payment of the lowest commission is not necessarily consistent with obtaining the best net results. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. The funds may invest in securities traded in the over-the-counter market and will engage primarily in transactions directly with the dealers who make markets in such securities, unless a better price or execution could be obtained by using a broker. During the periods indicated, the funds paid the brokerage commissions set forth below:


                                                               FISCAL YEARS ENDED
                                                    -----------------------------------------------
                                                        1999                1998             1997
                                                        ----                ----             ----
Growth Fund (8/31).................................   $306,183            $455,002         $665,156
Growth and Income Fund (8/31)...................... $1,833,422          $1,782,530       $1,139,813
Small Cap Fund (7/31)..............................   $223,906            $163,052         $147,913





                                     FISCAL YEAR ENDED     FIVE MONTH PERIOD         FISCAL YEAR       FISCAL YEAR
                                       AUGUST 31,           ENDED AUGUST 31,        ENDED MARCH 31,   ENDED MARCH 31,
                                          1999                   1998                    1998              1997
                                          ----                   ----                    ----              ----
Mid Cap Fund.........................    $411,285               $673,061                 $388,468           $330,810




         The funds have no obligation to deal with any broker or group of brokers in the execution of portfolio transactions. The funds contemplate that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through Mitchell Hutchins or its affiliates, including PaineWebber. Each board has adopted procedures in conformity with Rule 17e-1 under the Investment Company Act to ensure that all brokerage commissions paid to PaineWebber are reasonable and fair. Specific provisions in the Advisory Contracts authorize Mitchell Hutchins and any of its affiliates that is a member of a national securities exchange to effect portfolio transactions for the funds on such exchange and to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations. During their last three respective fiscal years, the funds paid to PaineWebber the brokerage commissions set forth below:




                                                       FISCAL YEARS ENDED
                                            ---------------------------------------------
                                                1999                1998             1997
                                                ----                ----             ----
Growth Fund (8/31)                           $34,416             $43,380          $32,130
Growth and Income Fund (8/31)               $124,174             $51,462          $43,440
Small Cap Fund (7/31)                           $600                  $0           $3,900





                                     FISCAL YEAR ENDED     FIVE MONTH PERIOD         FISCAL YEAR       FISCAL YEAR
                                          AUGUST 31,        ENDED AUGUST 31,        ENDED MARCH 31,   ENDED MARCH 31,
                                          1999                    1998                   1998              1997
                                          ----                    ----                   ----              ----
Mid Cap Fund........................     $22,902                  $0                    $0                $0

            The amounts paid by the funds to PaineWebber in brokerage commissions for their most recent fiscal year represent (1) for Growth Fund 11.24% of the total brokerage commission paid and 12.74% of the total dollar amount of transactions involving the payment of brokerage commissions; (2) for Growth and Income Fund 6.8% of the total brokerage commission paid and 5.8% of the total dollar amount of transactions involving the payment of brokerage commissions; (3) for Mid Cap Fund 5.57% of the total brokerage commission paid and 5.01% of the total dollar amount of transactions involving the payment of brokerage commissions; and (4) for Small Cap Fund 0.27% of the total brokerage commission paid and 0.04% of the total dollar amount of transactions involving the payment of brokerage commissions.

            Transaction in futures contracts are executed through futures commission merchants ("FCMs"), who receive brokerage commissions for their services. The Funds' procedures in selecting FCMs to execute their transactions in futures contracts, including procedures permitting the use of PaineWebber, are similar to those in effect with respect to brokerage transactions in securities.

         In selecting brokers, Mitchell Hutchins will consider the full range and quality of a broker's services. Consistent with the interests of the funds and subject to the review of each board, Mitchell Hutchins may cause a fund to purchase and sell portfolio securities through brokers who provide Mitchell Hutchins with brokerage or research services. The funds may pay those brokers a higher commission than may be charged by other brokers, provided that Mitchell Hutchins determines in good faith that the commission is reasonable in terms either of that particular transaction or of the overall responsibility of Mitchell Hutchins to that fund and its other clients.

         Research services obtained from brokers may include written reports, pricing and appraisal services, analysis of issues raised in proxy statements, educational seminars, subscriptions, portfolio attribution and monitoring services, and computer hardware, software and access charges which are directly related to investment research. Research services may be received in the form of written reports, online services, telephone contacts and personal meetings with securities analysts, economists, corporate and industry spokespersons and government representatives.

            During each fund's 1999 fiscal year, Mitchell Hutchins directed the portfolio transactions indicated below to brokers chosen because they provide research and analysis, for which the Funds paid the brokerage commissions indicated below:



                                              AMOUNT OF PORTFOLIO      BROKERAGE COMMISSIONS
                                                  TRANSACTIONS                  PAID
                                              --------------------     ---------------------
Growth Fund (8/31)                                $22,826,179                 $24,266
Growth and Income Fund (8/31)                     $90,132,305                $135,376
Mid Cap Fund (8/31)                               $27,402,461                 $35,509
Small Cap Fund (7/31)                              $2,986,688                  $6,078



            For purchases or sales with broker-dealer firms which act as principal, Mitchell Hutchins seeks best execution. Although Mitchell Hutchins may receive certain research or execution services in connection with these transactions, Mitchell Hutchins will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight were attributed to the services provided by the executing dealer. Mitchell Hutchins may engage in agency transactions in over-the-counter equity and debt securities in return for research and execution services. These transactions are entered into only in compliance with procedures ensuring that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.

            Research services and information received from brokers or dealers are supplemental to Mitchell Hutchins' own research efforts and, when utilized, are subject to internal analysis before being incorporated into their investment processes. Information and research services furnished by brokers or dealers through which or with which the funds effect securities transactions may be used by Mitchell Hutchins in advising other funds or accounts and, conversely, research services furnished to Mitchell Hutchins by brokers or dealers in connection with other funds or accounts that either of them advises may be used in advising the funds.

         Investment decisions for the funds and for other investment accounts managed by Mitchell Hutchins are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be make for a fund and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between that fund and such other account(s) as to amount according to a formula deemed equitable to the fund and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the funds are concerned, or upon their ability to complete their entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the funds.

         The funds will not purchase securities that are offered in underwritings in which PaineWebber is a member of the underwriting or selling group, except pursuant to procedures adopted by each board pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures require that the spread or commission paid in connection with such a purchase be reasonable and fair, the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offering and that PaineWebber or any affiliate thereof not participate in or benefit from the sale to the Funds.

         PORTFOLIO TURNOVER. The funds' annual portfolio turnover rates may vary greatly from year to year, but they will not be a limiting factor when management deems portfolio changes appropriate. The portfolio turnover rate is calculated by dividing the lesser of each fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the portfolio during the year.




                                                                   PORTFOLIO
                                                                TURNOVER RATE
                                                                -------------
GROWTH FUND
Fiscal Year Ended August 31, 1999.............................        38%
Fiscal Year Ended August 31, 1998.............................        52%
GROWTH AND INCOME FUND
Fiscal Year Ended August 31, 1999.............................        57%
Fiscal Year Ended August 31, 1998.............................        62%
MID CAP FUND
Fiscal Year Ended August 31, 1999.............................        79%
Five month period ended August 31, 1998.......................        80%
Fiscal Year Ended March 31, 1998..............................        64%
SMALL CAP FUND
Fiscal Year Ended July 31, 1999...............................        61%
Fiscal Year Ended July 31, 1998...............................        45%


            REDUCED SALES CHARGES, ADDITIONAL EXCHANGE AND REDEMPTION
                         INFORMATION AND OTHER SERVICES

         WAIVERS OF SALES CHARGES/CONTINGENT DEFERRED SALES CHARGES -- CLASS A SHARES. The following additional sales charge waivers are available for Class A shares if you:

              Purchase shares through a variable annuity offered only to qualified plans. For investments made pursuant to this waiver, Mitchell Hutchins may make payments out of its own resources to PaineWebber and to the variable annuity's sponsor, adviser or distributor in a total amount not to exceed l% of the amount invested;

              Acquire shares through an investment program that is not sponsored by PaineWebber or its affiliates and that charges participants a fee for program services, provided that the program sponsor has entered into a written agreement with PaineWebber permitting the sale of shares at net asset value to that program. For investments made pursuant to this waiver, Mitchell Hutchins may make a payment to PaineWebber out of its own resources in an amount not to exceed 1% of the amount invested. For subsequent investments or exchanges made to implement a rebalancing feature of such an investment program, the minimum subsequent investment requirement is also waived;

              Acquire shares in connection with a reorganization pursuant to which a fund acquires substantially all of the assets and liabilities of another fund in exchange solely for shares of the acquiring fund; or

              Acquire shares in connection with the disposition of proceeds from the sale of shares of Managed High Yield Plus Fund Inc. that were acquired during that fund's initial public offering of shares and that meet certain other conditions described in its prospectus.

         In addition, reduced sales charges on Class A shares are available through the combined purchase plan or through rights of accumulation described below. Class A shares purchases of $1 million or more are not subject to an initial sales charge; however, if a shareholder sells these shares within one year after purchase, a contingent deferred sales charge of 1% of the offering price or the net asset value of the shares at the time of sale by the shareholder, whichever is less, is imposed.

         COMBINED PURCHASE PRIVILEGE-CLASS A SHARES. Investors and eligible groups of related fund investors may combine purchases of Class A shares of the funds with concurrent purchases of Class A shares of any other PaineWebber mutual fund and thus take advantage of the reduced sales charges indicated in the tables of sales charges for Class A shares in the Prospectus. The sales charge payable on the purchase of Class A shares of the funds and Class A shares of such other funds will be at the rates applicable to the total amount of the combined concurrent purchases.

         An "eligible group of related fund investors" can consist of any combination of the following:

         (a) an individual, that individual's spouse, parents and children;

         (b) an individual and his or her Individual Retirement Account ("IRA");

         (c) an individual (or eligible group of individuals) and any company controlled by the individual(s) (a person, entity or group that holds 25% or more of the outstanding voting securities of a corporation will be deemed to control the corporation, and a partnership will be deemed to be controlled by each of its general partners);

         (d) an individual (or eligible group of individuals) and one or more employee benefit plans of a company controlled by the individual(s);

         (e) an individual (or eligible group of individuals) and a trust created by the individual(s), the beneficiaries of which are the individual and/or the individual's spouse, parents or children;

         (f) an individual and a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual or the individual's spouse;

         (g) an employer (or group of related employers) and one or more qualified retirement plans of such employer or employers (an employer controlling, controlled by or under common control with another employer is deemed related to that other employer); or

         (h) individual accounts related together under one registered investment adviser having full discretion and control over the accounts. The registered investment adviser must communicate at least quarterly through a newsletter or investment update establishing a relationship with all of the accounts.

         RIGHTS OF ACCUMULATION -- CLASS A SHARES. Reduced sales charges are available through a right of accumulation, under which investors and eligible groups of related fund investors (as defined above) are permitted to purchase Class A shares of the funds among related accounts at the offering price applicable to the total of (1) the dollar amount then being purchased plus (2) an amount equal to the then-current net asset value of the purchaser's combined holdings of Class A fund shares and Class A shares of any other PaineWebber mutual fund. The purchaser must provide sufficient information to permit confirmation of his or her holdings, and the acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time.

         REINSTATEMENT PRIVILEGE -- CLASS A SHARES. Shareholders who have redeemed Class A shares of a fund may reinstate their account without a sales charge by notifying the Transfer Agent of such desire and forwarding a check for the amount to be purchased within 365 days after the date of redemption. The reinstatement will be made at the net asset value per share next computed after the notice of reinstatement and check are received. The amount of a purchase under this reinstatement privilege cannot exceed the amount of the redemption proceeds. Gain on a redemption is taxable regardless of whether the reinstatement privilege is exercised; however, a loss arising out of a redemption will not be deductible to the extent the reinstatement privilege is exercised within 30 days after redemption, and an adjustment will be made to the shareholder's tax basis for shares acquired pursuant to the reinstatement privilege. Gain or loss on a redemption also will be adjusted for federal income tax purposes by the amount of any sales charge paid on Class A shares, under the circumstances and to the extent described in "Taxes" in the SAI.

         WAIVERS OF CONTINGENT DEFERRED SALES CHARGES -- CLASS B SHARES. The maximum 5% contingent deferred sales charge applies to sales of shares during the first year after purchase. The charge generally declines by 1% annually, reaching zero after six years. Among other circumstances, the contingent deferred sales charge on Class B shares is waived where a total or partial redemption is made within one year following the death of the shareholder. The contingent deferred sales charge waiver is available where the decedent is either the sole shareholder or owns the shares with his or her spouse as a joint tenant with right of survivorship. This waiver applies only to redemption of shares held at the time of death.

         NON-RESIDENT ALIENS WAIVER OF CONTINGENT DEFERRED SALES CHARGE. Until March 31, 2000, investors who are non-resident aliens will be able to sell their fund shares without incurring a contingent deferred sales charge, if they use the sales proceeds to immediately purchase shares of certain offshore investment pools available through PaineWebber. The fund will waive the contingent deferred sales charge that would otherwise apply to a sale of Class A, Class B or Class C shares of the fund. Fund shareholders who want to take advantage of this waiver should review the offering documents of the offshore investment pools for further information, including investment minimums, and fees and expenses. Shares of the offshore investment pools are available only in those jurisdictions where the sale is authorized and are not available to any U.S. person, including, but not limited to, any citizen or resident of the United States, and U.S. partnership or U.S. trust, and are not available to residents of certain other countries. For more information on how to take advantage of the deferred sales charge waiver, investors should contact their PaineWebber Financial Advisors.

         PURCHASES AND SALES OF CLASS Y SHARES THROUGH THE PACE MULTI ADVISOR PROGRAM. An investor who participates in the PACE Multi Advisor Program is eligible to purchase Class Y shares. The PACE Multi Advisor Program is an advisory program sponsored by PaineWebber that provides comprehensive investment services, including investor profiling, a personalized asset allocation strategy using an appropriate combination of funds, and a quarterly investment performance review. Participation in the PACE Multi Advisor Program is subject to payment of an advisory fee at the effective maximum annual rate of 1.5% of assets. Employees of PaineWebber and its affiliates are entitled to a waiver of this fee. Please contact your PaineWebber Financial Advisor or PaineWebber's correspondent firms for more information concerning mutual funds that are available through the PACE Multi Advisor Program.

         PURCHASES OF CLASS A SHARES THROUGH THE PAINEWEBBER INSIGHTONE'sm' PROGRAM. An investor who participates in the PaineWebber InsightOne'sm' Program is eligible to purchase Class A shares without a sales load through that Program. The PaineWebber InsightOne'sm' Program offers a nondiscretionary brokerage account to investors for an asset-based fee. Account holders may purchase or sell certain investment products without paying commissions or other markups/markdowns (other than the asset-based Program fee). For more information, investors should contact their PaineWebber Financial Advisors.

         PURCHASES AND SALES OF CLASS Y SHARES FOR PARTICIPANTS IN PW 401(K) PLUS PLAN. The trustee of the PW 401(k) Plus Plan, a defined contribution plan sponsored by PW Group, buys and sells Class Y shares of the funds that are included as investment options under the Plan to implement the investment choices of individual participants with respect to their Plan contributions. Individual Plan participants should consult the Summary Plan Description and other plan material of the PW 401(k) Plus Plan (collectively, "Plan Documents") for a description of the procedures and limitations applicable to making and changing investment choices. Copies of the Plan Documents are available from the Benefits Connection, 100 Halfday Road, Lincolnshire, IL 60069 or by calling 1-888-Pwebber (1-888-793-2237). As described in the Plan Documents, the price at which Class Y shares are bought and sold by the trustee of PW 401(k) Plus Plan might be more or less than the price per share at the time the participants made their investment choices.

         ADDITIONAL EXCHANGE AND REDEMPTION INFORMATION. As discussed in the Prospectus, eligible shares of the funds may be exchanged for shares of the corresponding class of most other PaineWebber mutual funds. Class Y shares are not eligible for exchange. Shareholders will receive at least 60 days' notice of any termination or material modification of the exchange offer, except no notice need be given if, under extraordinary circumstances, either redemptions are suspended under the circumstances described below or a fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with the fund's investment objective, policies and restrictions.

         If conditions exist that make cash payments undesirable, each fund reserves the right to honor any request for redemption by making payment in whole or in part in securities chosen by the fund and valued in the same way as they would be valued for purposes of computing the fund's net asset value. Any such redemption in kind will be made with readily marketable securities, to the extent available. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities into cash. Each fund has elected, however, to be governed by Rule 18f-1 under the Investment Company Act of 1940, under which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for one shareholder. This election is irrevocable unless the SEC permits its withdrawal.

         The funds may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange ("NYSE") is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for a fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of a fund's portfolio at the time.

         SERVICE ORGANIZATIONS. A fund may authorize service organizations, and their agents, to accept on its behalf purchase and redemption orders that are in "good form" in accordance with the policies of the service organizations. A fund will be deemed to have received these purchase and redemption orders when a service organization or its agent accepts them. Like all customer orders, these orders will be priced based on the fund's net asset value next computed after receipt of the order by the service organizations or their agents. Service organizations may include retirement plan service providers who aggregate purchase and redemption instructions received from numerous retirement plans or plan participants.


         AUTOMATIC INVESTMENT PLAN. PaineWebber offers an Automatic Investment Plan with a minimum initial investment of $1,000 through which a fund will deduct $50 or more on a monthly, quarterly, semiannual or annual basis from the investor's bank account to invest directly in the fund. Participation in the Automatic Investment Plan enables an investor to use the technique of "dollar cost averaging". When an investor invests the same dollar amount each month under the Plan, the investor will purchase more shares when a fund's net asset value per share is low and fewer shares when the net asset value per share is high. Using this technique, an investor's average purchase price per share over any given period will be lower than if the investor purchased a fixed number of shares on a monthly basis during the period. Of course, investing through the automatic investment plan does not assure a profit or protect against loss in declining markets. Additionally, because the automatic investment plan involves continuous investing regardless of price levels, an investor should consider his or her financial ability to continue purchases through periods of both low and high price levels.

         SYSTEMATIC WITHDRAWAL PLAN. The Systematic Withdrawal Plan allows investors to set up monthly, quarterly (March, June, September and December), semiannual (June and December) or annual (December) withdrawals from their PaineWebber Mutual Fund accounts. Minimum balances and withdrawals vary according to the class of shares:

         Class A and Class C shares. Minimum value of fund shares in $5,000; minimum withdrawals of $100.

         Class B shares. Minimum value of fund shares is $10,000; minimum monthly, quarterly, and semiannual and annual withdrawals of $100, $200, $300 and $400, respectively.

         Withdrawals under the Systematic Withdrawal Plan will not be subject to a contingent deferred sales charge. An investor may withdraw no more than 12% of the value of the fund account when the investor signed up for the Plan (for Class B shares, annually; for Class A and Class C shares, during the first year under the Plan). Shareholders who elect to receive dividends or other distributions in cash may not participate in this Plan.

         An investor's participation in the systematic withdrawal plan will terminate automatically if the "Initial Account Balance" (a term that means the value of the fund account at the time the investor elects to participate in the systematic withdrawal plan) less aggregate redemptions made other than pursuant to the systematic withdrawal plan is less than the minimum values specified above. Purchases of additional shares of a fund concurrent with withdrawals are ordinarily disadvantageous to shareholders because of tax liabilities and, for Class A shares, initial sales charges. On or about the 20th of a month for monthly, quarterly, semiannual and annual plans, PaineWebber will arrange for redemption by the funds of sufficient fund shares to provide the withdrawal payments specified by participants in the funds' systematic withdrawal plan. The payments generally are mailed approximately five Business Days (defined under "Valuation of Shares") after the redemption date. Withdrawal payments should not be considered dividends, but redemption proceeds. If periodic withdrawals continually exceed reinvested dividends and other distributions, a shareholder's investment may be correspondingly reduced. A shareholder may change the amount of the systematic withdrawal or terminate participation in the systematic withdrawal plan at any time without charge or penalty by written instructions with signatures guaranteed to PaineWebber or PFPC Inc. ("Transfer Agent"). Instructions to participate in the plan, change the withdrawal amount or terminate participation in the plan will not be effective until five days after written instructions with signatures guaranteed are received by the Transfer Agent. Shareholders may request the forms needed to establish a systematic withdrawal plan from their PaineWebber Financial Advisors, correspondent firms or the Transfer Agent at 1-800-647-1568.

         INDIVIDUAL RETIREMENT ACCOUNTS. Self-directed IRAs are available through PaineWebber in which purchases of PaineWebber mutual funds and other investments may be made. Investors considering establishing an IRA should review applicable tax laws and should consult their tax advisers.

         TRANSFER OF ACCOUNTS. If investors holding shares of a fund in a PaineWebber brokerage account transfer their brokerage accounts to another firm, the fund shares will be moved to an account with the Transfer Agent. However, if the other firm has entered into a selected dealer agreement with Mitchell Hutchins relating to the fund, the shareholder may be able to hold fund shares in an account with the other firm.

PAINEWEBBER RMA RESOURCE ACCUMULATION PLAN'sm';
PAINEWEBBER RESOURCE MANAGEMENT ACCOUNT'r' (RMA)'r'

         Shares of PaineWebber mutual funds (each a "PW Fund" and, collectively, the "PW Funds") are available for purchase through the RMA Resource Accumulation Plan ("Plan") by customers of PaineWebber and its correspondent firms who maintain Resource Management Accounts ("RMA accountholders"). The Plan allows an RMA accountholder to continually invest in one or more of the PW Funds at regular intervals, with payment for shares purchased automatically deducted from the client's RMA account. The client may elect to invest at monthly or quarterly intervals and may elect either to invest a fixed dollar amount (minimum $100 per period) or to purchase a fixed number of shares. A client can elect to have Plan purchases executed on the first or fifteenth day of the month. Settlement occurs three Business Days (defined under "Valuation of Shares") after the trade date, and the purchase price of the shares is withdrawn from the investor's RMA account on the settlement date from the following sources and in the following order: uninvested cash balances, balances in RMA money market funds, or margin borrowing power, if applicable to the account.

         To participate in the Plan, an investor must be an RMA accountholder, must have made an initial purchase of the shares of each PW Fund selected for investment under the Plan (meeting applicable minimum investment requirements) and must complete and submit the RMA Resource Accumulation Plan Client Agreement and Instruction Form available from PaineWebber. The investor must have received a current prospectus for each PW Fund selected prior to enrolling in the Plan. Information about mutual fund positions and outstanding instructions under the Plan are noted on the RMA accountholder's account statement. Instructions under the Plan may be changed at any time, but may take up to two weeks to become effective.

         The terms of the Plan, or an RMA accountholder's participation in the Plan, may be modified or terminated at any time. It is anticipated that, in the future, shares of other PW Funds and/or mutual funds other than the PW Funds may be offered through the Plan.

         PERIODIC INVESTING AND DOLLAR COST AVERAGING. Periodic investing in the PW Funds or other mutual funds, whether through the Plan or otherwise, helps investors establish and maintain a disciplined approach to accumulating assets over time, de-emphasizing the importance of timing the market's highs and lows. Periodic investing also permits an investor to take advantage of "dollar cost averaging." By investing a fixed amount in mutual fund shares at established intervals, an investor purchases more shares when the price is lower and fewer shares when the price is higher, thereby increasing his or her earning potential. Of course, dollar cost averaging does not guarantee a profit or protect against a loss in a declining market, and an investor should consider his or her financial ability to continue investing through periods of both low and high share prices. However, over time, dollar cost averaging generally results in a lower average original investment cost than if an investor invested a larger dollar amount in a mutual fund at one time.

         PAINEWEBBER'S RESOURCE MANAGEMENT ACCOUNT. In order to enroll in the Plan, an investor must have opened an RMA account with PaineWebber or one of its correspondent firms. The RMA account is PaineWebber's comprehensive asset management account and offers investors a number of features, including the following:

                  monthly Premier account statements that itemize all account activity, including investment transactions, checking activity and Gold MasterCard'r' transactions during the period, and provide unrealized and realized gain and loss estimates for most securities held in the account;

                  comprehensive year-end summary statements that provide information on account activity for use in tax planning and tax return preparation;

                  automatic "sweep" of uninvested cash into the RMA accountholder's choice of one of the six RMA money market funds-RMA Money Market Portfolio, RMA U.S. Government Portfolio, RMA Tax-Free Fund, RMA California Municipal Money Fund, RMA New Jersey Municipal Money Fund and RMA New York Municipal Money Fund. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

                  check writing, with no per-check usage charge, no minimum amount on checks and no maximum number of checks that can be written. RMA accountholders can code their checks to classify expenditures. All canceled checks are returned each month;

                  Gold MasterCard, with or without a line of credit, which provides RMA accountholders with direct access to their accounts and can be used with automatic teller machines worldwide. Purchases on the Gold MasterCard are debited to the RMA account once monthly, permitting accountholders to remain invested for a longer period of time;

                  24-hour access to account information through toll-free numbers, and more detailed personal assistance during business hours from the RMA Service Center;

                  unlimited electronic funds transfers and bill payment services for an additional fee;

                  expanded account protection for the net equity securities balance in the event of the liquidation of PaineWebber. This protection does not apply to shares of funds that are held at PFPC and not through PaineWebber; and

                  automatic direct deposit of checks into your RMA account and automatic withdrawals from the account.

         The annual account fee for an RMA account is $85, which includes the Gold MasterCard, with an additional fee of $40 if the investor selects an optional line of credit with the Gold MasterCard.

                          CONVERSION OF CLASS B SHARES

         Class B shares of a fund will automatically convert to Class A shares of that fund, based on the relative net asset values per share of the two classes, as of the close of business on the first Business Day (as defined under "Valuation of Shares") of the month in which the sixth anniversary of the initial issuance of such Class B shares occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean (i) the date on which such Class B shares were issued, or (ii) for Class B shares obtained through an exchange, or a series of exchanges, the date on which the original Class B shares were issued. For purposes of conversion to Class A shares, Class B shares purchased through the reinvestment of dividends and other distributions paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through dividends and other distributions.

         The availability of the conversion feature is subject to the continuing availability of an opinion of counsel to the effect that the dividends and other distributions paid on Class A and Class B shares will not result in "preferential dividends" under the Code and that the conversion of shares does not constitute a taxable event. If the conversion feature ceased to be available, the Class B shares would not be converted and would continue to be subject to the higher ongoing expenses of the Class B shares beyond six years from the date of purchase. Mitchell Hutchins has no reason to believe that this condition for the availability of the conversion feature will not continue to be met.

                               VALUATION OF SHARES

         Each fund determines its net asset value per share separately for each class of shares, normally as of the close of regular trading (usually 4:00 p.m., Eastern time) on the NYSE on each Business Day, which is defined as each Monday through Friday when the NYSE is open. Prices will be calculated earlier when the NYSE closes early because trading has been halted for the day. Currently the NYSE is closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Securities that are listed on U.S. and foreign stock exchanges are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by Mitchell Hutchins or the sub-adviser as the primary market. Securities traded in the over-the-counter market and listed on the

Nasdaq Stock Market ("Nasdaq") are valued at the last trade price on Nasdaq prior to valuation; other over-the-counter securities are valued at the last bid price available prior to valuation (other than short-term investments that mature in 60 days or less which are valued as described further below). Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the applicable board. It should be recognized that judgment often plays a greater role in valuing thinly traded securities and lower rated bonds than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the applicable board determines that this does not represent fair value.

                             PERFORMANCE INFORMATION

         The funds' performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to indicate future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

         TOTAL RETURN CALCULATIONS. Average annual total return quotes ("Standardized Return") used in each fund's Performance Advertisements are calculated according to the following formula:


        P(1+T)'pp'n  = ERV
         where:    P = a hypothetical initial payment of $1,000 to purchase shares of a specified class
                   T = average annual total return of shares of that class
                   n = number of years
                 ERV = ending redeemable value of a hypothetical $1,000 payment at the beginning of that period.

         Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value, for Class A shares, the maximum 4.5% sales charge is deducted from the initial $1,000 payment and, for Class B and Class C shares, the applicable contingent deferred sales charge imposed on a redemption of Class B or Class C shares held for the period is deducted. All dividends and other distributions are assumed to have been reinvested at net asset value.

         The funds also may refer in Performance Advertisements to total return performance data that are not calculated according to the formula set forth above ("Non-Standardized Return"). The funds calculate Non-Standardized Return for specified periods of time by assuming an investment of $1,000 in fund shares and assuming the reinvestment of all dividends and other distributions. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value. Neither initial nor contingent deferred sales charges are taken into account in calculating Non-Standardized Return; the inclusion of those charges would reduce the return.

         Both Standardized Return and Non-Standardized Return for Class B shares for periods of over six years reflect conversion of the Class B shares to Class A shares at the end of the sixth year.

         The following tables show performance information for each class of the funds' shares outstanding for the periods indicated. All returns for periods of more than one year are expressed as an average return.

                                                    GROWTH FUND



                                                                           CLASS A     CLASS B      CLASS C     CLASS Y
                                                                           -------     -------      -------     -------
Year ended August 31, 1999:
     Standardized Return*..........................................         38.42%      38.75%     42.74%       45.40%
     Non-Standardized .............................................         44.97%      43.75%     43.74%       45.40%
Five Years ended August 31, 1999:
     Standardized Return*..........................................         16.93%      16.85%     17.06%       18.33%
     Non-Standardized .............................................         18.00%      17.06%     17.06%       18.33%
Ten years ended August 31, 1999:
     Standardized Return*..........................................         13.62%       N/A          N/A         N/A
     Non-Standardized .............................................         14.14%       N/A          N/A         N/A
Inception** to August 31, 1999:
     Standardized Return*..........................................         14.98%      15.05%     15.23%       15.08%
     Non-Standardized .............................................         15.35%      15.05%     15.23%       15.08%




                                              GROWTH AND INCOME FUND



                                                                           CLASS A     CLASS B      CLASS C     CLASS Y
                                                                           -------     -------      -------     -------
Year ended August 31, 1999:
     Standardized Return*..........................................         20.78%      20.51%      24.49%      26.82%
     Non-Standardized .............................................         26.48%      25.51%      25.49%      26.82%
Five Years ended August 31, 1999:
     Standardized Return*..........................................         18.18%      18.14%      18.36%      19.61%
     Non-Standardized .............................................         19.27%      18.35%      18.36%      19.61%
Ten years ended August 31, 1999
     Standardized Return*..........................................         12.08%       N/A          N/A         N/A
     Non-Standardized .............................................         12.60%       N/A          N/A         N/A
Inception** to August 31, 1999:
     Standardized Return*..........................................         13.05%      12.78%      13.08%      12.80%
     Non-Standardized .............................................         13.38%      12.78%      13.08%      12.80%





                                                   MID CAP FUND


                                                                         CLASS A     CLASS B      CLASS C     CLASS Y
                                                                         -------     -------      -------     -------
Year ended August 31, 1999:
     Standardized Return*..........................................       36.85%      36.95%      41.17%       43.77%
     Non-Standardized .............................................       43.38%      41.95%      42.17%       43.77%
Five Years ended August 31, 1999:
     Standardized Return*..........................................       13.52%      13.44%      13.66%        N/A
     Non-Standardized .............................................       14.58%      13.64%      13.66%        N/A
Inception** to August 31, 1999:
     Standardized Return*..........................................       12.71%      12.64%      14.13%        3.54%
     Non-Standardized .............................................       13.41%      12.64%      14.13%        3.54%


                                                  SMALL CAP FUND



                                                                         CLASS A     CLASS B      CLASS C     CLASS Y
                                                                         -------     -------      -------     -------
Year ended July 31, 1999:
     Standardized Return*..........................................       (13.05)%    (13.84)%     (10.44)%     (8.73)%
     Non-Standardized .............................................        (8.95)%     (9.79)%      (9.63)%     (8.73)%
Five Years ended July 31, 1999:
     Standardized Return*..........................................         9.25%       9.18%        9.39%         N/A
     Non-Standardized .............................................        10.26%       9.46%        9.39%         N/A
Inception** to July 31, 1999:
     Standardized Return*..........................................         7.71%       7.69%        7.65%      10.56%
     Non-Standardized .............................................         8.47%       7.69%        7.65%      10.56%



-------------------
* All Standardized Return figures for Class A shares reflect deduction of the current maximum sales charge of 4.5%. All Standardized Return figures for Class B and Class C shares reflect deduction of the applicable contingent deferred sales charges imposed on a redemption of shares held for the period. Class Y shares do not impose an initial or contingent deferred sales charge; therefore, Non-Standardized Return is identical to Standardized Return.

**   The inception date for each class of shares is as follows:

                                                                        CLASS A      CLASS B     CLASS C     CLASS Y
                                                                        -------     -------      -------     -------
     Growth Fund...................................................     03/18/85    07/01/91     07/02/92    08/26/91
     Growth and Income Fund........................................     12/20/83    07/01/91     07/02/92    02/12/92
     Mid Cap Fund..................................................     04/07/92    04/07/92     07/02/92    03/17/98
     Small Cap Fund................................................     02/01/93    02/01/93     02/01/93    07/26/96


         OTHER INFORMATION. In Performance Advertisements, the funds may compare their Standardized Return and/or their Non-Standardized Return with data published by Lipper Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Wiesenberger Investment Companies Service ("Wiesenberger"), Investment Company Data, Inc. ("ICD") or Morningstar Mutual Funds ("Morningstar"), with the performance of recognized stock and other indices, including (but not limited to) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), the Dow Jones Industrial Average, the International Finance Corporation Global Total Return Index, the Nasdaq Composite Index, the Russell 2000 Index, the Wilshire 5000 Index, the Lehman Bond Index, the Lehman Brothers 20+ Year Treasury Bond Index, the Lehman Brothers Government/Corporate Bond Index, other similar Lehman Brothers indices or components thereof, 30-year and 10-year U.S. Treasury bonds, the Morgan Stanley Capital International Perspective Indices, the Morgan Stanley Capital International Energy Sources Index, the Standard & Poor's Oil Composite Index, the Morgan Stanley Capital International World Index (including Asia Pacific regional indices), the Salomon Brothers Non-U.S. Dollar Index, the Salomon Brothers Non-U.S. World Government Bond Index, the Salomon Brothers World Government Index, other similar Salomon Brothers indices or components thereof and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The funds also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, Wiesenberger, ICD or Morningstar. Performance Advertisements also may refer to discussions of the funds and comparative mutual fund data and ratings reported in independent periodicals, including (but not limited to) THE WALL STREET JOURNAL, MONEY MAGAZINE, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST and THE KIPLINGER LETTERS. Comparisons in Performance Advertisements may be in graphic form.

         The funds may include discussions or illustrations of the effects of compounding in Performance Advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a fund investment are reinvested in additional fund shares, any future income or capital appreciation of a fund would increase the value, not only of the original fund investment, but also of the additional fund shares received through reinvestment. As a result, the value of a fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

         The funds may also compare their performance with the performance of bank certificates of deposit (CDs) as measured by the CDA Certificate of Deposit Index, the Bank Rate Monitor National Index and the averages of yields of CDs of major banks published by Banxquote(Registered) Money Markets. In comparing the funds' performance to CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Shares of the funds are not insured or guaranteed by the U.S. government and returns and net asset values will fluctuate. The bonds held by the funds generally have longer maturities than most CDs and may reflect interest rate fluctuations for longer term bonds. An investment in any fund involves greater risks than an investment in either a money market fund or a CD.

         Each fund may also compare its performance to general trends in the stock and bond markets, as illustrated by the following graph prepared by Ibbotson Associates, Chicago.




    YEAR            Common Stocks             Long-Term Gov't Bonds              Inflation/CPI           Treasury Bills

    1928                $22,039                       $11,751                          $9,553                  $11,028
    1929                $20,184                       $12,153                          $9,572                  $11,552
    1930                $15,158                       $12,719                          $8,994                  $11,831
    1931                 $8,588                       $12,044                          $8,138                  $11,957
    1932                 $7,885                       $14,072                          $7,300                  $12,072
    1933                $12,142                       $14,062                          $7,337                  $12,108
    1934                $11,967                       $15,473                          $7,486                  $12,128
    1935                $17,672                       $16,243                          $7,710                  $12,148
    1936                $23,667                       $17,465                          $7,803                  $12,170
    1937                $15,376                       $17,505                          $8,045                  $12,208
    1938                $20,161                       $18,473                          $7,822                  $12,205
    1939                $20,079                       $19,570                          $7,784                  $12,208
    1940                $18,115                       $20,762                          $7,859                  $12,208
    1941                $16,015                       $20,955                          $8,623                  $12,215
    1942                $19,273                       $21,630                          $9,424                  $12,248
    1943                $24,265                       $22,080                          $9,721                  $12,291
    1944                $29,057                       $22,700                          $9,926                  $12,331
    1945                $39,645                       $25,136                         $10,150                  $12,372
    1946                $36,446                       $25,111                         $11,993                  $12,415
    1947                $38,527                       $24,453                         $13,074                  $12,478
    1948                $40,646                       $25,284                         $13,428                  $12,579
    1949                $48,283                       $26,915                         $13,186                  $12,717
    1950                $63,594                       $26,931                         $13,950                  $12,870
    1951                $78,869                       $25,873                         $14,769                  $13,061
    1952                $93,357                       $26,173                         $14,899                  $13,278
    1953                $92,433                       $27,126                         $14,991                  $13,520
    1954               $141,071                       $29,076                         $14,916                  $13,636
    1955               $185,594                       $28,701                         $14,971                  $13,850
    1956               $197,768                       $27,097                         $15,399                  $14,191
    1957               $176,449                       $29,118                         $15,864                  $14,636
    1958               $252,957                       $27,345                         $16,144                  $14,862
    1959               $283,211                       $26,727                         $16,386                  $15,300
    1960               $284,542                       $30,410                         $16,628                  $15,707
    1961               $361,055                       $30,705                         $16,740                  $16,042
    1962               $329,535                       $32,820                         $16,944                  $16,480
    1963               $404,669                       $33,217                         $17,223                  $16,994
    1964               $471,359                       $34,383                         $17,428                  $17,596
    1965               $530,043                       $34,627                         $17,763                  $18,287
    1966               $476,721                       $35,891                         $18,358                  $19,158
    1967               $591,038                       $32,597                         $18,916                  $19,964
    1968               $656,407                       $32,512                         $19,809                  $21,004
    1969               $600,613                       $30,863                         $21,019                  $22,386
    1970               $624,697                       $34,601                         $22,173                  $23,846
    1971               $714,091                       $39,179                         $22,918                  $24,893
    1972               $849,626                       $41,408                         $23,700                  $25,849
    1973               $725,071                       $40,948                         $25,785                  $27,640
    1974               $533,144                       $42,730                         $28,931                  $29,851
    1975               $731,474                       $46,661                         $30,956                  $31,582
    1976               $905,565                       $54,500                         $32,442                  $33,193
    1977               $840,364                       $54,118                         $34,648                  $34,886
    1978               $895,828                       $53,469                         $37,767                  $37,398
    1979             $1,060,661                       $52,827                         $42,790                  $41,287
    1980             $1,404,315                       $50,767                         $48,096                  $45,911
    1981             $1,335,504                       $51,732                         $52,376                  $52,660
    1982             $1,621,301                       $72,631                         $54,419                  $58,190
    1983             $1,986,094                       $73,139                         $56,487                  $63,310
    1984             $2,111,218                       $84,476                         $58,746                  $69,515
    1985             $2,791,030                      $110,664                         $60,979                  $74,867
    1986             $3,307,371                      $137,776                         $61,649                  $79,509
    1987             $3,479,354                      $134,056                         $64,362                  $83,882
    1988             $4,063,885                      $147,060                         $67,194                  $89,167
    1989             $5,344,009                      $173,678                         $70,285                  $96,657
    1990             $5,173,001                      $184,446                         $74,572                 $104,196
    1991             $6,750,766                      $220,044                         $76,884                 $110,031
    1992             $7,270,575                      $237,867                         $79,114                 $113,882
    1993             $7,996,906                      $281,159                         $81,250                 $117,185
    1994             $8,101,665                      $259,229                         $83,443                 $121,755
    1995            $10,507,050                      $313,511                         $85,404                 $126,856
    1996            $13,710,736                      $337,286                         $88,451                 $135,380
    1997            $18,274,382                      $363,828                         $90,067                 $142,494
    1998            $23,495,420                      $441,777                         $91,513                 $149,416


Source: Stocks, Bonds, Bills and Inflation 1998 Yearbook'TM', Ibbotson Assoc., Chi., (annual updates work by Roger G. Ibbotson & Rex A. Sinquefield).

         The chart is shown for illustrative purposes only and does not represent any fund's performance. These returns consist of income and capital appreciation (or depreciation) and should not be considered an indication or guarantee of future investment results. Year-to-year fluctuations in certain markets have been significant and negative returns have been experienced in certain markets from time to time. Stocks are measured by the S&P 500, an unmanaged weighted index comprising 500 widely held common stocks and varying in composition. Unlike investors in bonds and U.S. Treasury bills, common stock investors do not receive fixed income payments and are not entitled to repayment of principal. These differences contribute to investment risk. Returns shown for long-term government bonds are based on U.S. Treasury bonds with 20-year maturities. Inflation is measured by the Consumer Price Index. The indexes are unmanaged and are not available for investment.

         Over time, stocks have outperformed all other investments by a wide margin, offering a solid hedge against inflation. From 1925 to 1998, stocks beat all other traditional asset classes. A $10,000 investment in the S&P 500 grew to $23,495,420, significantly more than any other investment.

                                      TAXES

         BACKUP WITHHOLDING. Each fund is required to withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the fund or PaineWebber with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to those shareholders who otherwise are subject to backup withholding.

         TAXES ON THE SALE OR EXCHANGE OF FUND SHARES. A shareholder's sale (redemption) of shares may result in a taxable gain or loss. This depends upon whether the shareholder receives more or less than his or her adjusted basis for the shares (which normally includes any initial sales charge paid on Class A shares). An exchange of any fund's shares for shares of another PaineWebber mutual fund generally will have similar tax consequences. In addition, if a fund's shares are bought within 30 days before or after selling other shares of the fund (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

         SPECIAL RULE FOR CLASS A SHAREHOLDERS. Special tax rules apply when a shareholder sells or exchanges Class A shares within 90 days of purchase and subsequently acquires Class A shares of a PaineWebber mutual fund without paying a sales charge due to the 365-day reinstatement privilege or the exchange privilege. In these cases, any gain on the sale or exchange of the original Class A shares would be increased, or any loss would be decreased, by the amount of the sales charge paid when those shares were bought, and that amount will increase the basis of the PaineWebber mutual fund shares subsequently acquired.

         CONVERSION OF CLASS B SHARES. No gains or loss will be recognized by a shareholder as a result of a conversion from Class B shares into Class A shares.

         QUALIFICATION AS A REGULATED INVESTMENT COMPANY. To continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code, each fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These additional requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or foreign currency contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If a fund failed to qualify for treatment as a RIC for any taxable year, (a) it would be taxed as an ordinary corporation on its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (b) the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

         OTHER INFORMATION. Dividends and other distributions declared by a fund in October, November or December of any year and payable to shareholders of record on a date in any of those months will be deemed to have been paid by the fund and received by the shareholders on December 31 of that year if the distributions are paid by the fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

         A portion of the dividends from each fund's investment company taxable income (whether paid in cash or additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.

         If shares of a fund are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

         Each fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

         Each fund may invest in the stock of "passive foreign investment companies" ("PFICs") if that stock is a permissible investment. A PFIC is a foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain from disposition of such stock (collectively "PFIC income"), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

         If a fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the fund will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (which it may have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax) even if the QEF does not distribute those earnings and gain to the fund. In most instances it will be very difficult, if not impossible, to make this election because of certain of its requirements.

         Each fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC's stock over a fund's adjusted basis therein as of the end of that year. Pursuant to the election, a fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the fund for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). A fund's adjusted basis in each PFIC's stock with respect to which it has made this election will be adjusted to reflect the amounts of income included and deductions taken thereunder.

         The use of hedging strategies involving Derivative Instruments, such as writing (selling) and purchasing options and futures contracts involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a fund realizes in connection therewith. Gains from options and futures derived by a fund with respect to its business of investing in securities will qualify as permissible income under the Income Requirement.


         Offsetting positions in any actively traded security, option, futures or forward contract entered into or held by a fund may constitute a "straddle" for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character and timing of a fund's gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain) and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. Different elections are available to the funds, which may mitigate the effects of the straddle rules, particularly with respect to "mixed straddles" (i.e., a straddle of which at least one, but not all, positions are section 1256 contracts).


         When a covered call option written (sold) by a fund expires, it realizes a short-term capital gain equal to the amount of the premium it received for writing the option. When a fund terminates its obligations under such an option by entering into a closing transaction, it realizes a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by a fund is exercised, the fund is treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.

         If a fund has an "appreciated financial position"-- generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis--and enters into a "constructive sale" of the position, the fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward currency contract entered into by a fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to a fund's transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

         The foregoing is only a general summary of some of the important federal tax considerations generally affecting the funds and their shareholders. No attempt is made to present a complete explanation of the federal tax treatment of the funds' activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the funds and to dividends and other distributions therefrom.

                                OTHER INFORMATION

         MASSACHUSETTS BUSINESS TRUSTS. Each Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of a fund could, under certain circumstances, be held personally liable for the obligations of the fund or its Trust. However, each Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust or the fund and requires that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the board members or by any officers or officer by or on behalf of the Trust or the fund, the board members or any of them in connection with the Trust. Each Declaration of Trust provides for indemnification from the relevant fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility that Mitchell Hutchins believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder, the shareholder paying such liability would be entitled to reimbursement from the general assets of the relevant fund. The board members intend to conduct each fund's operations in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the fund.

         CLASSES OF SHARES. A share of each class of a fund represents an identical interest in that fund's investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the funds will affect the performance of those classes. Each share of a fund is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Class A, B, C and Y shares will differ.

         VOTING RIGHTS. Shareholders of each fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of any fund (or Securities Trust, which has more than one series) may elect all of the board members of that fund or Securities Trust. The shares of a fund will be voted together, except that only the shareholders of a particular class of a fund may vote on matters affecting only that class, such as the terms of a Plan as it relates to the class. The shares of each series of Securities Trust will be voted separately, except when an aggregate vote of all the series is required by law.

         The funds do not hold annual meetings. Shareholders of record of no less than two-thirds of the outstanding shares of a fund or Securities Trust may remove a board member through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board member at the written request of holders of 10% of the outstanding shares of a fund or Securities Trust.

         CLASS-SPECIFIC EXPENSES. Each fund may determine to allocate certain of its expenses (in addition to service and distribution fees) to the specific classes of its shares to which those expenses are attributable. For example, Class B and Class C shares bear higher transfer agency fees per shareholder account than those borne by Class A or Class Y shares. The higher fee is imposed due to the higher costs incurred by the Transfer Agent in tracking shares subject to a contingent deferred sales charge because, upon redemption, the duration of the shareholder's investment must be determined in order to determine the applicable charge. Although the transfer agency fee will differ on a per account basis as stated above, the specific extent to which the transfer agency fees will differ between the classes as a percentage of net assets is not certain, because the fee as a percentage of net assets will be affected by the number of shareholder accounts in each class and the relative amounts of net assets in each class.

         PRIOR NAMES. Prior to April 3, 1995, Growth and Income Fund was known as "PaineWebber Dividend Growth Fund." Prior to May 1, 1998, Mid Cap Fund was known as "PaineWebber Capital Appreciation Fund." Prior to July 26, 1996, Small Cap Fund was known as "PaineWebber Small Cap Value Fund." On July 26, 1996, Small Cap Fund was combined in a tax-free reorganization with PaineWebber Small Cap Growth Fund, a series of

PaineWebber Investment Trust III. As a result of the reorganization, each shareholder of PaineWebber Small Cap Growth Fund became a shareholder of Small Cap Fund. Prior to November 10, 1995, each Fund's Class C shares were known as "Class D" shares. Prior to November 10, 1995, the Class Y shares of Growth and Income Fund and Growth Fund were known as Class C shares.

         CUSTODIAN AND RECORDKEEPING AGENT; TRANSFER AND DIVIDEND AGENT. State Street Bank and Trust Company, located at One Heritage Drive, North Quincy, Massachusetts 02171, serves as each fund's custodian and recordkeeping agent. PFPC Inc., a subsidiary of PNC Bank, N.A., serves as each fund's transfer and dividend disbursing agent. It is located at 400 Bellevue Parkway, Wilmington, DE 19809.

         COMBINED PROSPECTUS. Although each fund is offering only its own shares, it is possible that a fund might become liable for a misstatement in the Prospectus about another fund. The board of each fund has considered this factor in approving the use of a single, combined Prospectus.

         COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the funds. Kirkpatrick & Lockhart LLP also acts as counsel to PaineWebber and Mitchell Hutchins in connection with other matters.

         AUDITORS. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as independent auditors for Growth Fund, Growth and Income Fund and Mid Cap Fund. PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, serves as independent accountants for Small Cap Fund.

                              FINANCIAL STATEMENTS

         Each fund's Annual Report to Shareholders for its last fiscal year is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent auditors or independent accountants appearing therein are incorporated herein by this reference.

                                    APPENDIX

                               RATINGS INFORMATION

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

         AAA. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues; AA. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities; A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future; BAA. Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well; BA. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; CAA. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; CA. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C. Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from AA through CAA. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category.

DESCRIPTION OF S&P CORPORATE DEBT RATINGS

         AAA. An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong; AA. An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong; A. An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong; BBB. An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation; BB, B, CCC, CC, C. Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions; BB. An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation; B. An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation; CCC. An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation; CC. An obligation rated CC is currently highly vulnerable to nonpayment; C. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued; D. An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         R. This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk--such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

INVESTORS SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR REFERRED TO IN THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION. THE FUNDS AND THEIR DISTRIBUTOR HAVE NOT AUTHORIZED ANYONE TO PROVIDE INVESTORS WITH INFORMATION THAT IS DIFFERENT. THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION ARE NOT AN OFFER TO SELL SHARES OF THE FUNDS IN ANY JURISDICTION WHERE THE FUNDS OR THEIR DISTRIBUTOR MAY NOT LAWFULLY SELL THOSE SHARES.

                                  ------------

'c'1999 PaineWebber Incorporated. All rights reserved.
   Member SIPC.


                                 PaineWebber
                                 Growth Fund

                                 PaineWebber
                      Growth and Income Fund

                                 PaineWebber
                                Mid Cap Fund

                                 PaineWebber
                              Small Cap Fund

       --------------------------------------
          Statement of Additional Information
                             December 1, 1999
       --------------------------------------

                            PART C. OTHER INFORMATION

Item 23. Exhibits

      (1)  Amended and Restated Declaration of Trust (1)

      (2)  Restated By-laws (1)

      (3) Instruments defining the rights of holders of the Registrant's share of beneficial interest(2)

      (4)  Investment Advisory and Administration Contract(3)

      (5)  (a) Distribution Contract with respect to Class A shares (3)

           (b) Distribution Contract with respect to Class B shares (3)

           (c) Distribution Contract with respect to Class C shares (4)

           (d) Distribution Contract with respect to Class Y shares (4)

           (e) Exclusive Dealer Agreement with respect to Class A shares (3)

           (f) Exclusive Dealer Agreement with respect to Class B shares (3)

           (g) Exclusive Dealer Agreement with respect to Class C shares (4)

           (h) Exclusive Dealer Agreement with respect to Class Y shares (4)

      (6)  Bonus, profit sharing or pension plans - none

      (7)  Custodian Agreement (3)

      (8)  Transfer Agency Agreement (3)


      (9)  Opinion and consent of counsel (filed herewith)

      (10) Other opinions, appraisals, rulings and consents: Auditor's consent (filed herewith)


      (11) Financial statements omitted from prospectus - none

      (12) Letter of investment intent (3)

      (13) (a) Plan of Distribution pursuant to Rule 12b-1 with respect to Class A shares(3)

           (b) Plan of Distribution pursuant to Rule 12b-1 with respect to Class B shares (3)

           (c) Plan of Distribution pursuant to Rule 12b-l with respect to Class C shares (3)

      (14) and

      (27) Financial Data Schedule (not applicable)

      (15) Plan pursuant to Rule 18f-3 (5)

----------

(1) Incorporated by reference from Post-Effective Amendment No. 38 to the registration statement, SEC File No. 2-94983, filed November 25, 1997.

(2) Incorporated by reference from Articles III, VIII, IX, X and XI of Registrant's Amended and Restated Declaration of Trust and from Articles II, VII and X of Registrant's Restated By-Laws.

(3) Incorporated by reference from Post-Effective Amendment No. 39 to the registration statement, SEC File No. 2-94983, filed November 20, 1998.

(4) Incorporated by reference from Post-Effective Amendment No. 31 to the registration statement, SEC File No. 2-94983. filed November 14. 1995

(5) Incorporated by reference from Post-Effective Amendment No. 37 to the registration statement, SEC File No. 2-94983, filed September 25, 1996.

Item 24. Persons Controlled by or under Common Control with Registrant

      None.

Item 25. Indemnification

      Section 2 of "Indemnification" in Article X of the Declaration of Trust provides that the appropriate series of the Registrant will indemnify its Trustees and officers to the fullest extent permitted by law against claims and expenses asserted against or incurred by them by virtue of being or having been a Trustee or officer; provided that no such person shall be indemnified where there has been an adjudication or other determination, as described in Article X, that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or did not act in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. Section 2 of "Indemnification" in Article X also provides that the Registrant may maintain insurance policies covering such rights of indemnification.

      Additionally, "Limitation of Liability" in Article X of the Declaration of Trust provides that the Trustees or officers of the Registrant shall not be personally liable to any person extending credit to, contracting with or having a claim against the Trust or a particular series thereof; and that, provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Registrant, the Trustees and officers shall not be liable for neglect or wrongdoing by them or any officer, agent, employee or investment adviser of the Registrant.

      Section 2 of Article XI of the Declaration of Trust additionally provides that, subject to the provisions of Section 1 of Article XI and to Article X, Trustees shall not be liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts, or failing to follow such advice, with respect to the meaning and operation of the Declaration of Trust.

      Article IX of the By-laws provides that the Registrant may purchase and maintain insurance on behalf of any person who is or was a Trustee, officer or employee of the Trust, or is or was serving at the request of the Trust as a trustee, director, officer or employee of a corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him or her and incurred by him or her in any such capacity or arising out of his or her status as such, whether or not the Registrant would have the power to indemnify him or her against such liability, provided that the Registrant may not acquire insurance protecting any Trustee or officer against liability to the Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

      Section 9 of the Investment Advisory and Administration Contract ("Contract") with Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") provides that Mitchell Hutchins shall not be liable for any error of judgment or mistake of law or for any loss suffered by any series of the Registrant in connection with the matters to which the Contract relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of Mitchell Hutchins in the performance of its duties or from its reckless disregard of its obligations and duties under the Contract. Section 10 of the Contract provides that the Trustees shall not be liable for any obligations of the Trust or any series under the Contract and that Mitchell Hutchins shall look only to the assets and property of the Registrant in settlement of such right or claim and not to the assets and property of the Trustees.

      Section 9 of each Distribution Contract provides that the Trust will indemnify Mitchell Hutchins and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by Mitchell Hutchins to the Trust for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of each Distribution Contract also provides that Mitchell Hutchins agrees to indemnify, defend and hold the Trust, its officers and Trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by Mitchell Hutchins for use in the Registration Statement or arising out of an agreement between Mitchell Hutchins and any retail dealer, or arising out of supplementary literature or advertising used by Mitchell Hutchins in connection with the Contract.

      Section 9 of each Exclusive Dealer Agreement contains provisions similar to Section 9 of the Distribution Contract, with respect to PaineWebber Incorporated ("PaineWebber").

      Section 10 of each Distribution Contract contains provisions similar to
Section 10 of the Investment Advisory and Administration Contract, with respect to Mitchell Hutchins and PaineWebber, as appropriate.

      Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

      Mitchell Hutchins, a Delaware corporation, is a registered investment adviser and is a wholly owned subsidiary of PaineWebber which is, in turn, a wholly owned subsidiary of Paine Webber Group Inc. Mitchell Hutchins is primarily engaged in the investment advisory business. Information as to the officers and directors of Mitchell Hutchins is included in its Form ADV as filed with the Securities and Exchange Commission (registration number 801-13219) and is incorporated herein by reference.

Item 27. Principal Underwriters

      a) Mitchell Hutchins serves as principal underwriter and/or investment adviser for the following investment companies:

      ALL AMERICAN TERM TRUST INC.
      GLOBAL HIGH INCOME DOLLAR FUND INC.
      GLOBAL SMALL CAP FUND INC.
      INSURED MUNICIPAL INCOME FUND INC.
      INVESTMENT GRADE MUNICIPAL INCOME FUND INC.
      MANAGED HIGH YIELD FUND INC.
      MANAGED HIGH YIELD PLUS FUND INC.
      MITCHELL HUTCHINS LIR MONEY SERIES
      MITCHELL HUTCHINS PORTFOLIOS

      MITCHELL HUTCHINS SERIES TRUST
      PAINEWEBBER AMERICA FUND
      PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
      PAINEWEBBER INDEX TRUST
      PAINEWEBBER INVESTMENT SERIES
      PAINEWEBBER INVESTMENT TRUST
      PAINEWEBBER INVESTMENT TRUST II
      PAINEWEBBER MANAGED ASSETS TRUST
      PAINEWEBBER MANAGED INVESTMENTS TRUST
      PAINEWEBBER MASTER SERIES, INC.
      PAINEWEBBER MUNICIPAL SERIES
      PAINEWEBBER MUTUAL FUND TRUST
      PAINEWEBBER OLYMPUS FUND
      PAINEWEBBER SECURITIES TRUST
      STRATEGIC GLOBAL INCOME FUND, INC.
      2002 TARGET TERM TRUST INC.

      b) Mitchell Hutchins is the Registrant's principal underwriter. PaineWebber acts as exclusive dealer of the Registrant's shares. The directors and officers of Mitchell Hutchins, their principal business addresses, and their positions and offices with Mitchell Hutchins are identified in its Form ADV as filed with the Securities and Exchange Commission (registration number 801-13219). The directors and officers of PaineWebber, their principal business addresses, and their positions and offices with PaineWebber are identified in its Form ADV as filed with the Securities and Exchange Commission (registration number 801-7163). The foregoing information is hereby incorporated herein by reference. The information set forth below is furnished for those directors and officers of Mitchell Hutchins or PaineWebber who also serve as trustees or officers of the Registrant.


                                                          Position and Offices With
                           Positions and Offices          Underwriter or Exclusive
Name                       with Registrant                Dealer
----                       ---------------------          -------------------------

Margo N. Alexander*        Trustee and President          Chairman, Chief Executive
                                                          Officer and a
                                                          Director of Mitchell
                                                          Hutchins and an Executive
                                                          Vice President and a
                                                          Director of PaineWebber

Mary C. Farrell**          Trustee                        Managing Director, Senior
                                                          Investment Strategist and
                                                          member of the Investment
                                                          Policy Committee of
                                                          PaineWebber

Brian M. Storms*           Trustee                        President and Chief
                                                          Operating Officer of
                                                          Mitchell Hutchins

Ellen R. Harris *          Vice President                 Managing Director and a
                                                          Portfolio Manager of
                                                          Mitchell Hutchins

John J. Lee**              Vice President and Assistant   Vice President and a Manager
                           Treasurer                      of the Mutual Fund Finance
                                                          Department of Mitchell
                                                          Hutchins

                                                          Position and Offices With
                           Positions and Offices          Underwriter or Exclusive
Name                       with Registrant                Dealer
----                       ---------------------          -------------------------

Kevin J. Mahoney**         Vice President and Assistant   First Vice President and a
                           Treasurer                      Senior Manager of the Mutual
                                                          Fund Finance Department of
                                                          Mitchell Hutchins

Ann E. Moran**             Vice President and Assistant   Vice President and a Manager
                           Treasurer                      of the Mutual Fund Finance
                                                          Department of Mitchell
                                                          Hutchins

Dianne E. O'Donnell**      Vice President and Secretary   Senior Vice President and
                                                          Deputy General Counsel of
                                                          Mitchell Hutchins

Emil Polito*               Vice President                 Senior Vice President and
                                                          Director of Operations and
                                                          Control for Mitchell Hutchins

Victoria E. Schonfeld**    Vice President                 Managing Director and
                                                          General Counsel of Mitchell
                                                          Hutchins and a Senior Vice
                                                          President of PaineWebber

Barney A. Taglialatela**   Vice President and Assistant   Vice President and a Manager
                           Treasurer                      of the Mutual Fund Finance
                                                          Department of Mitchell
                                                          Hutchins

Paul H. Schubert**         Vice President and Treasurer   Senior Vice President and
                                                          Director of the Mutual Fund
                                                          Finance Department of
                                                          Mitchell Hutchins

Mark A. Tincher*           Vice President                 Managing Director and Chief
                                                          Investment Officer -
                                                          Equities of Mitchell Hutchins

Keith A. Weller**          Vice President and Assistant   First Vice President and
                           Secretary                      Associate General Counsel of
                                                          Mitchell Hutchins

---------


* The business address of this person is 51 West 52nd Street, New York, New York 10019-6114.
** The business address of this person is 1285 Avenue of the Americas, New York, New York, 10019.


      c) None.

Item 28. Location of Accounts and Records

      The books and other documents required by paragraphs (b)(4), (c) and (d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Registrant's investment adviser and administrator, Mitchell Hutchins, 1285 Avenue of the Americas, New York, New York 10019. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodians.

Item 29. Management Services

      Not applicable.

Item 30. Undertakings

      None.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 22nd day of November, 1999.

                                        PAINEWEBBER OLYMPUS FUND

                                        By: /s/ Dianne E. O'Donnell
                                           -------------------------------------
                                            Dianne E. O'Donnell
                                            Vice President and Secretary

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:



Signature                           Title                        Date
---------                           -----                        ----

/s/ Margo N. Alexander              President and Trustee        November 22, 1999
------------------------------      (Chief Executive Officer)
Margo N. Alexander *

/s/ E. Garrett Bewkes, Jr.          Trustee and Chairman         November 22, 1999
------------------------------      of the Board of Trustees
E. Garrett Bewkes, Jr. *

/s/ Richard Q. Armstrong            Trustee                      November 22, 1999
------------------------------
Richard Q. Armstrong *

/s/ Richard R. Burt                 Trustee                      November 22, 1999
------------------------------
Richard R. Burt *

/s/ Mary C. Farrell                 Trustee                      November 22, 1999
------------------------------
Mary C. Farrell *

/s/ Meyer Feldberg                  Trustee                      November 22, 1999
------------------------------
Meyer Feldberg *

/s/ George W. Gowen                 Trustee                      November 22, 1999
------------------------------
George W. Gowen *

/s/ Frederic V. Malek               Trustee                      November 22, 1999
------------------------------
Frederic V. Malek *

/s/ Carl W. Schafer                 Trustee                      November 22, 1999
------------------------------
Carl W. Schafer *

/s/ Brian M. Storms                 Trustee                      November 22, 1999
------------------------------
Brian M. Storms **

/s/ Paul H. Schubert                Vice President and           November 22, 1999
------------------------------      Treasurer (Chief Financial
Paul H. Schubert                    and Accounting Officer)


* Signature affixed by Elinor W. Gammon pursuant to powers of attorney dated May 21, 1996 and incorporated by reference from Post-Effective Amendment No. 30 to the registration statement of PaineWebber Managed Municipal Trust, SEC File 2-89016, filed June 27, 1996.

** Signature affixed by Elinor W. Gammon pursuant to power of attorney dated May 14, 1999 and incorporated by reference from Post-Effective Amendment No. 61 to the registration statement of PaineWebber Managed Investments Trust, SEC File 2-91362, filed June 1, 1999.

                            PAINEWEBBER OLYMPUS FUND

                                  EXHIBIT INDEX

Exhibit
Number
------

      (1)  Amended and Restated Declaration of Trust (1)

      (2)  Restated By-laws (1)

      (3) Instruments defining the rights of holders of the Registrant's share of beneficial interest (2)

      (4)  Investment Advisory and Administration Contract (3)

      (5)  (a) Distribution Contract with respect to Class A shares (3)

           (b) Distribution Contract with respect to Class B shares (3)

           (c) Distribution Contract with respect to Class C shares (4)

           (d) Distribution Contract with respect to Class Y shares (4)

           (e) Exclusive Dealer Agreement with respect to Class A shares (3)

           (f) Exclusive Dealer Agreement with respect to Class B shares (3)

           (g) Exclusive Dealer Agreement with respect to Class C shares (4)

           (h) Exclusive Dealer Agreement with respect to Class Y shares (4)

      (6)  Bonus, profit sharing or pension plans - none

      (7)  Custodian Agreement (3)

      (8)  Transfer Agency Agreement (3)

      (9)  Opinion and consent of counsel (filed herewith)

      (10) Other opinions, appraisals, rulings and consents: Auditor's consent (filed herewith)

      (11) Financial statements omitted from prospectus - none

      (12) Letter of investment intent (3)

      (13) (a) Plan of Distribution pursuant to Rule 12b-1 with respect to Class A shares (3)

           (b) Plan of Distribution pursuant to Rule 12b-1 with respect to B shares (3)

           (c) Plan of Distribution pursuant to Rule 12b-l with respect to Class C shares (3)

      (14) and

      (27) Financial Data Schedule (not applicable)

      (15) Plan pursuant to Rule 18f-3 (5)

----------

(1) Incorporated by reference from Post-Effective Amendment No. 38 to the registration statement, SEC File No. 2-94983, filed November 25, 1997.

(2) Incorporated by reference from Articles III, VIII, IX, X and XI of Registrant's Amended and Restated Declaration of Trust and from Articles II, VII and X of Registrant's Restated By-Laws.

(3) Incorporated by reference from Post-Effective Amendment No. 39 to the registration statement, SEC File No. 2-94983, filed November 20, 1998.

(4) Incorporated by reference from Post-Effective Amendment No. 31 to the registration statement, SEC File No. 2-94983. filed November 14. 1995

(5) Incorporated by reference from Post-Effective Amendment No. 37 to the registration statement, SEC File No. 2-94983, filed September 25, 1996.



                              STATEMENT OF DIFFERENCES
                              ------------------------

The trademark symbol shall be expressed as............................   'TM'
The copyright symbol shall be expressed as.............................  'c'
The registered trademark symbol shall be expressed as.................   'r'
The service mark symbol shall be expressed as..........................  'sm'
The dagger symbol shall be expressed as................................  'D'
Characters normally expressed as superscript shall be preceded by.....   'pp'